MML Conservative Allocation Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 41.2%
MML Blue Chip Growth Fund, Initial Class (a)	585,345	$11,156,681
MML Equity Income Fund, Initial Class (a)	845,023	8,796,688
MML Focused Equity Fund, Class II (a)	1,984,846	15,481,797
MML Foreign Fund, Initial Class (a)	439,865	4,552,604
MML Fundamental Equity Fund, Class II (a)	647,123	7,338,373
MML Fundamental Value Fund, Class II (a)	714,747	9,191,652
MML Global Fund, Class I (a)	1,230,987	5,477,893
MML Income & Growth Fund, Initial Class (a)	373,656	3,773,923
MML International Equity Fund, Class II (a)	1,265,835	14,114,056
MML Large Cap Growth Fund, Initial Class (a)	547,775	8,621,982
MML Mid Cap Growth Fund, Initial Class (a)	577,140	6,481,286
MML Mid Cap Value Fund, Initial Class (a)	590,045	4,932,775
MML Small Cap Growth Equity Fund, Initial Class (a)	129,527	1,423,417
MML Small Company Value Fund, Class II (a)	292,271	2,636,289
MML Small/Mid Cap Value Fund, Initial Class (a)	170,372	1,569,128
MML Strategic Emerging Markets Fund, Class II (a)	362,543	2,066,495
		107,615,039
Fixed Income Funds — 58.9%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,174,927	5,334,171
MML Dynamic Bond Fund, Class II (a)	3,683,049	31,048,102
MML High Yield Fund, Class II (a)	86,443	763,291
MML Inflation-Protected and Income Fund, Initial Class (a)	688,349	6,057,469
MML Managed Bond Fund, Initial Class (a)	4,508,731	49,754,411
MML Short-Duration Bond Fund, Class II (a)	1,531,991	13,895,159
MML Total Return Bond Fund, Class II (a)	4,775,289	43,407,375
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	443,066	3,553,391
		153,813,369

TOTAL MUTUAL FUNDS (Cost $271,492,349)		261,428,408

TOTAL LONG-TERM INVESTMENTS (Cost $271,492,349)		261,428,408

TOTAL INVESTMENTS — 100.1% (Cost $271,492,349) (c)		261,428,408

Other Assets/(Liabilities) — (0.1)%		(233,882)

NET ASSETS — 100.0%		$261,194,526

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Balanced Allocation Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 51.3%
MML Blue Chip Growth Fund, Initial Class (a)	878,219	$16,738,848
MML Equity Income Fund, Initial Class (a)	1,284,305	13,369,612
MML Focused Equity Fund, Class II (a)	3,015,610	23,521,755
MML Foreign Fund, Initial Class (a)	661,055	6,841,923
MML Fundamental Equity Fund, Class II (a)	971,432	11,016,034
MML Fundamental Value Fund, Class II (a)	1,067,629	13,729,706
MML Global Fund, Class I (a)	1,853,193	8,246,711
MML Income & Growth Fund, Initial Class (a)	573,532	5,792,674
MML International Equity Fund, Class II (a)	1,875,672	20,913,741
MML Large Cap Growth Fund, Initial Class (a)	825,247	12,989,382
MML Mid Cap Growth Fund, Initial Class (a)	858,428	9,640,144
MML Mid Cap Value Fund, Initial Class (a)	887,767	7,421,736
MML Small Cap Growth Equity Fund, Initial Class (a)	193,726	2,128,915
MML Small Company Value Fund, Class II (a)	438,260	3,953,108
MML Small/Mid Cap Value Fund, Initial Class (a)	253,195	2,331,921
MML Strategic Emerging Markets Fund, Class II (a)	544,754	3,105,099
		161,741,309
Fixed Income Funds — 48.8%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,175,899	5,338,580
MML Dynamic Bond Fund, Class II (a)	3,689,157	31,099,594
MML High Yield Fund, Class II (a)	86,514	763,915
MML Inflation-Protected and Income Fund, Initial Class (a)	688,919	6,062,489
MML Managed Bond Fund, Initial Class (a)	4,502,983	49,690,986
MML Short-Duration Bond Fund, Class II (a)	1,533,229	13,906,391
MML Total Return Bond Fund, Class II (a)	4,775,178	43,406,365
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	477,989	3,833,468
		154,101,788

TOTAL MUTUAL FUNDS (Cost $323,886,604)		315,843,097

TOTAL LONG-TERM INVESTMENTS (Cost $323,886,604)		315,843,097

TOTAL INVESTMENTS — 100.1% (Cost $323,886,604) (c)		315,843,097

Other Assets/(Liabilities) — (0.1)%		(275,617)

NET ASSETS — 100.0%		$315,567,480

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Moderate Allocation Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 60.9%
MML Blue Chip Growth Fund, Initial Class (a)	3,617,583	$68,951,140
MML Equity Income Fund, Initial Class (a)	5,282,058	54,986,220
MML Focused Equity Fund, Class II (a)	12,456,476	97,160,517
MML Foreign Fund, Initial Class (a)	2,721,175	28,164,165
MML Fundamental Equity Fund, Class II (a)	3,919,570	44,447,927
MML Fundamental Value Fund, Class II (a)	4,384,038	56,378,728
MML Global Fund, Class I (a)	7,597,882	33,810,574
MML Income & Growth Fund, Initial Class (a)	2,481,682	25,064,985
MML International Equity Fund, Class II (a)	7,628,592	85,058,804
MML Large Cap Growth Fund, Initial Class (a)	3,316,642	52,203,944
MML Mid Cap Growth Fund, Initial Class (a)	3,558,281	39,959,495
MML Mid Cap Value Fund, Initial Class (a)	3,621,469	30,275,478
MML Small Cap Growth Equity Fund, Initial Class (a)	795,511	8,742,123
MML Small Company Value Fund, Class II (a)	1,803,542	16,267,947
MML Small/Mid Cap Value Fund, Initial Class (a)	1,048,683	9,658,374
MML Strategic Emerging Markets Fund, Class II (a)	2,243,867	12,790,042
		663,920,463
Fixed Income Funds — 39.2%
Invesco V.I. Global Strategic Income Fund, Series I (b)	3,225,566	14,644,068
MML Dynamic Bond Fund, Class II (a)	10,096,555	85,113,955
MML High Yield Fund, Class II (a)	237,311	2,095,452
MML Inflation-Protected and Income Fund, Initial Class (a)	1,889,614	16,628,600
MML Managed Bond Fund, Initial Class (a)	12,433,040	137,200,160
MML Short-Duration Bond Fund, Class II (a)	4,213,651	38,217,811
MML Total Return Bond Fund, Class II (a)	13,334,832	121,213,624
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,460,354	11,712,039
		426,825,709

TOTAL MUTUAL FUNDS (Cost $1,096,928,941)		1,090,746,172

TOTAL LONG-TERM INVESTMENTS (Cost $1,096,928,941)		1,090,746,172

TOTAL INVESTMENTS — 100.1% (Cost $1,096,928,941) (c)		1,090,746,172

Other Assets/(Liabilities) — (0.1)%		(898,637)

NET ASSETS — 100.0%		$1,089,847,535

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth Allocation Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 75.7%
MML Blue Chip Growth Fund, Initial Class (a)	3,961,178	$75,500,051
MML Equity Income Fund, Initial Class (a)	5,842,146	60,816,744
MML Focused Equity Fund, Class II (a)	13,738,197	107,157,937
MML Foreign Fund, Initial Class (a)	2,987,655	30,922,234
MML Fundamental Equity Fund, Class II (a)	4,318,065	48,966,857
MML Fundamental Value Fund, Class II (a)	4,779,310	61,461,921
MML Global Fund, Class I (a)	8,363,029	37,215,481
MML Income & Growth Fund, Initial Class (a)	2,798,738	28,267,255
MML International Equity Fund, Class II (a)	8,424,361	93,931,630
MML Large Cap Growth Fund, Initial Class (a)	3,681,388	57,945,052
MML Mid Cap Growth Fund, Initial Class (a)	3,908,491	43,892,352
MML Mid Cap Value Fund, Initial Class (a)	3,992,637	33,378,448
MML Small Cap Growth Equity Fund, Initial Class (a)	875,777	9,624,193
MML Small Company Value Fund, Class II (a)	2,086,984	18,824,595
MML Small/Mid Cap Value Fund, Initial Class (a)	1,155,014	10,637,682
MML Strategic Emerging Markets Fund, Class II (a)	2,635,688	15,023,419
		733,565,851
Fixed Income Funds — 24.4%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,775,184	8,059,334
MML Dynamic Bond Fund, Class II (a)	5,557,773	46,852,023
MML High Yield Fund, Class II (a)	130,606	1,153,247
MML Inflation-Protected and Income Fund, Initial Class (a)	1,039,996	9,151,961
MML Managed Bond Fund, Initial Class (a)	6,819,302	75,251,859
MML Short-Duration Bond Fund, Class II (a)	2,363,814	21,439,797
MML Total Return Bond Fund, Class II (a)	7,263,142	66,021,958
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,016,468	8,152,073
		236,082,252

TOTAL MUTUAL FUNDS (Cost $958,512,922)		969,648,103

TOTAL LONG-TERM INVESTMENTS (Cost $958,512,922)		969,648,103

TOTAL INVESTMENTS — 100.1% (Cost $958,512,922) (c)		969,648,103

Other Assets/(Liabilities) — (0.1)%		(656,493)

NET ASSETS — 100.0%		$968,991,610

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Aggressive Allocation Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 90.5%
MML Blue Chip Growth Fund, Initial Class (a)	640,012	$12,198,633
MML Equity Income Fund, Initial Class (a)	936,541	9,749,395
MML Focused Equity Fund, Class II (a)	2,201,798	17,174,023
MML Foreign Fund, Initial Class (a)	503,597	5,212,230
MML Fundamental Equity Fund, Class II (a)	712,801	8,083,167
MML Fundamental Value Fund, Class II (a)	782,721	10,065,795
MML Global Fund, Class I (a)	1,348,881	6,002,522
MML Income & Growth Fund, Initial Class (a)	422,085	4,263,056
MML International Equity Fund, Class II (a)	1,405,326	15,669,383
MML Large Cap Growth Fund, Initial Class (a)	604,773	9,519,132
MML Mid Cap Growth Fund, Initial Class (a)	635,390	7,135,426
MML Mid Cap Value Fund, Initial Class (a)	644,178	5,385,328
MML Small Cap Growth Equity Fund, Initial Class (a)	141,525	1,555,261
MML Small Company Value Fund, Class II (a)	321,145	2,896,724
MML Small/Mid Cap Value Fund, Initial Class (a)	187,409	1,726,037
MML Strategic Emerging Markets Fund, Class II (a)	436,613	2,488,693
		119,124,805
Fixed Income Funds — 9.6%
Invesco V.I. Global Strategic Income Fund, Series I (b)	95,575	433,911
MML Dynamic Bond Fund, Class II (a)	290,053	2,445,147
MML High Yield Fund, Class II (a)	7,032	62,089
MML Inflation-Protected and Income Fund, Initial Class (a)	55,992	492,733
MML Managed Bond Fund, Initial Class (a)	350,550	3,868,367
MML Short-Duration Bond Fund, Class II (a)	121,918	1,105,793
MML Total Return Bond Fund, Class II (a)	376,980	3,426,751
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	101,161	811,310
		12,646,101

TOTAL MUTUAL FUNDS (Cost $128,588,049)		131,770,906

TOTAL LONG-TERM INVESTMENTS (Cost $128,588,049)		131,770,906

TOTAL INVESTMENTS — 100.1% (Cost $128,588,049) (c)		131,770,906

Other Assets/(Liabilities) — (0.1)%		(108,952)

NET ASSETS — 100.0%		$131,661,954

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Growth Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds Insurance Series Growth Fund, Class 1	2,348,817	$280,613,192
		280,613,192

TOTAL MUTUAL FUNDS (Cost $212,281,151)		280,613,192

TOTAL INVESTMENTS — 100.1% (Cost $212,281,151) (a)		280,613,192

Other Assets/(Liabilities) — (0.1)%		(306,923)

NET ASSETS — 100.0%		$280,306,269

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Core Allocation Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 66.0%
American Funds Insurance Series® Growth-Income Fund, Class 1	2,547,670	$174,770,195
American Funds Insurance Series® International Fund, Class 1	3,223,518	63,471,065
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	10,190,438	173,950,779
		412,192,039
Fixed Income Funds — 34.1%
American Funds Insurance Series® The Bond Fund Of America, Class 1	21,499,919	213,279,193

TOTAL MUTUAL FUNDS (Cost $549,328,221)		625,471,232

TOTAL LONG-TERM INVESTMENTS (Cost $549,328,221)		625,471,232

TOTAL INVESTMENTS — 100.1% (Cost $549,328,221) (a)		625,471,232

Other Assets/(Liabilities) — (0.1)%		(756,323)

NET ASSETS — 100.0%		$624,714,909

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML Blue Chip Growth Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.6%
Communication Services — 15.1%
Alphabet, Inc. Class A	37,302	$6,186,537
Alphabet, Inc. Class C	174,324	29,145,230
Meta Platforms, Inc. Class A	42,778	24,487,838
Netflix, Inc. (a)	12,311	8,731,823
Sea Ltd. ADR (a)	16,948	1,597,857
T-Mobile US, Inc.	24,327	5,020,120
		75,169,405
Consumer Discretionary — 14.5%
Amazon.com, Inc. (a)	211,187	39,350,474
Booking Holdings, Inc.	1,015	4,275,302
Carvana Co. (a)	40,544	7,059,116
Chipotle Mexican Grill, Inc. (a)	79,176	4,562,121
DoorDash, Inc., Class A (a)	11,801	1,684,357
Lululemon Athletica, Inc. (a)	2,593	703,610
NIKE, Inc. Class B	2,896	256,006
Ross Stores, Inc.	16,311	2,454,969
Tesla, Inc. (a)	37,270	9,750,950
TJX Cos., Inc.	18,490	2,173,315
		72,270,220
Consumer Staples — 1.2%
Colgate-Palmolive Co.	20,106	2,087,204
Dollar General Corp.	17,464	1,476,930
Mondelez International, Inc. Class A	14,234	1,048,619
Procter & Gamble Co.	9,026	1,563,303
		6,176,056
Energy — 0.2%
Schlumberger NV	26,957	1,130,846
Financials — 8.6%
Adyen NV ADR (a) (b)	64,851	1,013,621
Charles Schwab Corp.	22,192	1,438,264
Chubb Ltd.	18,075	5,212,649
Fiserv, Inc. (a)	6,163	1,107,183
Goldman Sachs Group, Inc.	4,116	2,037,873
Marsh & McLennan Cos., Inc.	10,147	2,263,694
Mastercard, Inc. Class A	23,645	11,675,901
Morgan Stanley	19,759	2,059,678
MSCI, Inc.	798	465,178
S&P Global, Inc.	4,308	2,225,599

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	47,994	$13,195,950
		42,695,590
Health Care — 10.2%
AstraZeneca PLC Sponsored ADR	13,454	1,048,201
Danaher Corp.	15,088	4,194,766
Elevance Health, Inc.	3,406	1,771,120
Eli Lilly & Co.	19,803	17,544,270
Humana, Inc.	5,011	1,587,184
Intuitive Surgical, Inc. (a)	16,352	8,033,247
Stryker Corp.	7,585	2,740,157
Thermo Fisher Scientific, Inc.	6,390	3,952,662
UnitedHealth Group, Inc.	14,214	8,310,642
Zoetis, Inc.	9,341	1,825,045
		51,007,294
Industrials — 1.9%
Cintas Corp.	5,628	1,158,693
GE Vernova, Inc. (a)	4,304	1,097,434
General Electric Co.	19,911	3,754,816
Old Dominion Freight Line, Inc.	7,858	1,560,913
TransDigm Group, Inc.	1,071	1,528,456
Veralto Corp.	3,266	365,335
		9,465,647
Information Technology — 44.1%
Advanced Micro Devices, Inc. (a)	17,745	2,911,600
Apple, Inc.	201,019	46,837,427
ASML Holding NV	5,854	4,877,845
Atlassian Corp. Class A (a)	6,106	969,694
Bill Holdings, Inc. (a)	9,719	512,774
Broadcom, Inc.	12,869	2,219,903
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $582,930) (a) (c) (d) (e)	342	379,928
Confluent, Inc. Class A (a)	14,806	301,746
Crowdstrike Holdings, Inc. Class A (a)	3,982	1,116,832
Datadog, Inc. Class A (a)	6,111	703,132
Fortinet, Inc. (a)	3,959	307,020
Gusto, Inc. (Acquired 10/04/21, Cost $193,055) (a) (c) (d) (e)	6,706	124,665
Intuit, Inc.	6,606	4,102,326
Lam Research Corp.	1,097	895,240
Microsoft Corp.	147,360	63,409,008
MongoDB, Inc. (a)	5,389	1,456,916
Monolithic Power Systems, Inc.	3,512	3,246,844
NVIDIA Corp.	482,916	58,645,319
Roper Technologies, Inc.	5,200	2,893,488
ServiceNow, Inc. (a)	11,785	10,540,386
Shopify, Inc. Class A (a)	37,376	2,995,313
Snowflake, Inc. Class A (a)	4,515	518,593
Synopsys, Inc. (a)	8,885	4,499,275
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	12,561	2,181,469
TE Connectivity PLC (a)	13,759	2,077,471
Texas Instruments, Inc.	3,774	779,595
		219,503,809
Materials — 0.9%
Linde PLC (LIN US)	4,472	2,132,518

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sherwin-Williams Co.	5,727	$2,185,824
		4,318,342
Utilities — 0.9%
Constellation Energy Corp.	16,469	4,282,269

TOTAL COMMON STOCK (Cost $276,310,675)		486,019,478

PREFERRED STOCK — 0.2%
Information Technology — 0.2%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $37,502) (a) (c) (d) (e)	22	24,440
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $3,408) (a) (c) (d) (e)	2	2,222
Databricks, Inc., Series G (Acquired 2/01/21, Cost $172,224) (a) (c) (d) (e)	2,913	254,509
Databricks, Inc., Series H (Acquired 8/31/21, Cost $542,974) (a) (c) (d) (e)	7,389	645,577
Gusto, Inc., Series E (Acquired 7/13/21, Cost $254,865) (a) (c) (d) (e)	8,385	155,877
		1,082,625

TOTAL PREFERRED STOCK (Cost $1,010,973)		1,082,625

TOTAL EQUITIES (Cost $277,321,648)		487,102,103

	Principal Amount
BONDS & NOTES — 0.2%
CORPORATE DEBT — 0.2%
Retail — 0.2%
Carvana Co.
12.000% 12/01/28 (f)	$242,593	254,772
13.000% 6/01/30 (f)	367,750	399,883
14.000% 6/01/31 (f)	438,222	516,189
		1,170,844

TOTAL CORPORATE DEBT (Cost $1,159,190)		1,170,844

TOTAL BONDS & NOTES (Cost $1,159,190)		1,170,844

	Number of Shares
EXCHANGE-TRADED FUNDS — 1.5%
iShares Russell 1000 Growth ETF	5,091	1,911,059
SPDR S&P 500 ETF Trust	9,673	5,549,980

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,432,795)		7,461,039

TOTAL LONG-TERM INVESTMENTS (Cost $285,913,633)		495,733,986

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.8%

Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	832,224	$832,224
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	112	112

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (h)	$2,797,848	2,797,848

TOTAL SHORT-TERM INVESTMENTS (Cost $3,630,184)		3,630,184

TOTAL INVESTMENTS — 100.3% (Cost $289,543,817) (i)		499,364,170

Other Assets/(Liabilities) — (0.3)%		(1,312,333)

NET ASSETS — 100.0%		$498,051,837

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $812,979 or 0.16% of net assets. (Note 2).
(c)	Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $1,587,218 or 0.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $1,587,218 or 0.32% of net assets.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $1,170,844 or 0.24% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $2,797,966. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $2,853,812.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Income Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 98.6%
Communication Services — 3.7%
AT&T, Inc.	15,231	$335,082
Comcast Corp. Class A	53,539	2,236,324
News Corp. Class A	200,018	5,326,479
News Corp. Class B	7,490	209,346
Verizon Communications, Inc.	25,335	1,137,795
Walt Disney Co.	37,956	3,650,988
		12,896,014
Consumer Discretionary — 2.8%
Home Depot, Inc.	600	243,120
Kohl's Corp. (a)	52,933	1,116,886
Las Vegas Sands Corp.	78,454	3,949,374
Mattel, Inc. (b)	87,467	1,666,246
TJX Cos., Inc.	9,760	1,147,191
Volkswagen AG ADR	150,526	1,589,555
		9,712,372
Consumer Staples — 9.0%
Colgate-Palmolive Co.	24,050	2,496,630
Conagra Brands, Inc.	90,960	2,958,019
Dollar General Corp.	11,600	981,012
Kenvue, Inc.	254,468	5,885,845
Kimberly-Clark Corp.	40,167	5,714,961
Mondelez International, Inc. Class A	5,061	372,844
Philip Morris International, Inc.	49,520	6,011,728
Tyson Foods, Inc. Class A	50,353	2,999,025
Walmart, Inc.	51,789	4,181,962
		31,602,026
Energy — 8.6%
Baker Hughes Co.	27,501	994,161
Chesapeake Energy Corp.	6,327	520,396
Chevron Corp.	4,586	675,380
ConocoPhillips	11,375	1,197,560
Enbridge, Inc.	34,966	1,419,969
EOG Resources, Inc.	16,301	2,003,882
EQT Corp.	55,026	2,016,153
Exxon Mobil Corp.	48,034	5,630,546
Hess Corp.	5,706	774,875
Marathon Oil Corp.	55,489	1,477,672
Schlumberger NV	11,100	465,645
Suncor Energy, Inc. (SU US)	66,200	2,444,104
TC Energy Corp.	34,749	1,652,315
TotalEnergies SE (a)	88,574	5,740,947

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TotalEnergies SE Sponsored ADR (a)	15,083	$974,663
Williams Cos., Inc.	42,023	1,918,350
		29,906,618
Financials — 21.5%
American International Group, Inc.	87,795	6,429,228
Apollo Global Management, Inc.	7,800	974,298
Bank of America Corp.	48,824	1,937,336
Bank of New York Mellon Corp.	6,300	452,718
Charles Schwab Corp.	79,198	5,132,822
Chubb Ltd.	24,882	7,175,720
Citigroup, Inc.	74,842	4,685,109
Equitable Holdings, Inc.	114,740	4,822,522
Fifth Third Bancorp	72,934	3,124,493
Fiserv, Inc. (b)	21,514	3,864,990
Hartford Financial Services Group, Inc.	42,092	4,950,440
Huntington Bancshares, Inc.	290,481	4,270,071
JP Morgan Chase & Co.	22,904	4,829,537
Loews Corp.	45,540	3,599,937
MetLife, Inc.	88,420	7,292,882
Morgan Stanley	9,982	1,040,524
US Bancorp	73,755	3,372,816
Wells Fargo & Co.	123,559	6,979,848
		74,935,291
Health Care — 16.8%
AbbVie, Inc.	4,274	844,030
AstraZeneca PLC Sponsored ADR	38,119	2,969,851
Becton Dickinson & Co.	24,933	6,011,346
Biogen, Inc. (b)	4,900	949,816
Bristol-Myers Squibb Co.	39,022	2,018,998
Cardinal Health, Inc.	4,918	543,537
Centene Corp. (b)	6,138	462,069
Cigna Group	11,288	3,910,615
CVS Health Corp.	60,594	3,810,151
Elevance Health, Inc.	15,083	7,843,160
GE HealthCare Technologies, Inc. (b)	9,764	916,351
Humana, Inc.	1,800	570,132
Johnson & Johnson	25,146	4,075,161
Medtronic PLC	37,812	3,404,214
Merck & Co., Inc.	10,719	1,217,250
Pfizer, Inc.	55,255	1,599,080
Sanofi SA	21,738	2,504,526
Sanofi SA ADR	13,237	762,848
Thermo Fisher Scientific, Inc.	1,800	1,113,426
UnitedHealth Group, Inc.	9,016	5,271,475
Viatris, Inc.	224,707	2,608,848
Zimmer Biomet Holdings, Inc.	47,655	5,144,357
		58,551,241
Industrials — 13.0%
3M Co.	8,987	1,228,523
Boeing Co. (b)	20,342	3,092,798
CSX Corp.	44,311	1,530,059
Cummins, Inc.	6,858	2,220,552
GE Vernova, Inc. (b)	7,497	1,911,585

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Electric Co.	37,609	$7,092,305
Honeywell International, Inc.	4,669	965,129
L3Harris Technologies, Inc.	26,470	6,296,419
Norfolk Southern Corp.	7,597	1,887,854
Rockwell Automation, Inc.	2,378	638,398
Siemens AG Sponsored ADR	45,843	4,632,435
Southwest Airlines Co. (a)	100,203	2,969,015
Stanley Black & Decker, Inc.	51,414	5,662,224
Stericycle, Inc. (b)	17,463	1,065,243
Union Pacific Corp.	1,944	479,157
United Parcel Service, Inc. Class B	26,984	3,678,998
		45,350,694
Information Technology — 9.1%
Accenture PLC Class A	8,059	2,848,696
Advanced Micro Devices, Inc. (b)	3,389	556,067
Applied Materials, Inc.	18,544	3,746,815
Cisco Systems, Inc.	20,046	1,066,848
Intel Corp.	52,880	1,240,565
Microsoft Corp.	11,834	5,092,170
QUALCOMM, Inc.	39,986	6,799,619
Salesforce, Inc.	2,500	684,275
Samsung Electronics Co. Ltd.	58,204	2,758,599
TE Connectivity PLC (b)	24,315	3,671,322
Texas Instruments, Inc.	16,212	3,348,913
		31,813,889
Materials — 3.3%
CF Industries Holdings, Inc.	70,396	6,039,977
International Paper Co.	107,240	5,238,674
West Fraser Timber Co. Ltd. (WFG US)	1,500	146,040
		11,424,691
Real Estate — 4.4%
Equity Residential	68,460	5,097,532
Rayonier, Inc.	80,597	2,593,611
Rexford Industrial Realty, Inc.	38,445	1,934,168
Vornado Realty Trust	5,843	230,214
Weyerhaeuser Co.	161,987	5,484,880
		15,340,405
Utilities — 6.4%
Ameren Corp.	41,598	3,638,161
Atmos Energy Corp.	2,417	335,262
Dominion Energy, Inc.	67,511	3,901,461
NextEra Energy, Inc.	28,064	2,372,250
NiSource, Inc.	26,601	921,724
PG&E Corp.	26,000	514,020
Sempra	32,587	2,725,251
Southern Co.	86,434	7,794,618
		22,202,747

TOTAL COMMON STOCK (Cost $255,845,721)		343,735,988

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.7%
Consumer Discretionary — 0.5%
Dr. Ing hc F Porsche AG 3.234% (c)	20,517	$1,632,881

Utilities — 0.2%
NextEra Energy, Inc. Convertible 6.926% (a)	15,955	739,674

TOTAL PREFERRED STOCK (Cost $2,733,318)		2,372,555

TOTAL EQUITIES (Cost $258,579,039)		346,108,543

TOTAL LONG-TERM INVESTMENTS (Cost $258,579,039)		346,108,543

SHORT-TERM INVESTMENTS — 1.1%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,324,754	1,324,754
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	110	110

	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (e)	$2,408,642	2,408,642

TOTAL SHORT-TERM INVESTMENTS (Cost $3,733,506)		3,733,506

TOTAL INVESTMENTS — 100.4% (Cost $262,312,545) (f)		349,842,049

Other Assets/(Liabilities) — (0.4)%		(1,338,331)

NET ASSETS — 100.0%		$348,503,718

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $11,290,210 or 3.24% of net assets. The Fund received $10,527,498 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $1,632,881 or 0.47% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,408,744. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $2,457,007.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Communication Services — 8.8%
Alphabet, Inc. Class A	76,723	$12,724,510
Alphabet, Inc. Class C	62,896	10,515,582
AT&T, Inc.	93,893	2,065,646
Charter Communications, Inc. Class A (a)	1,271	411,906
Comcast Corp. Class A	50,586	2,112,977
Electronic Arts, Inc.	3,148	451,549
Fox Corp. Class A	2,942	124,535
Fox Corp. Class B	1,738	67,434
Interpublic Group of Cos., Inc.	4,918	155,556
Live Nation Entertainment, Inc. (a)	2,051	224,564
Match Group, Inc. (a)	3,377	127,786
Meta Platforms, Inc. Class A	28,609	16,376,936
Netflix, Inc. (a)	5,620	3,986,097
News Corp. Class A	4,996	133,043
News Corp. Class B	1,507	42,121
Omnicom Group, Inc.	2,562	264,885
Paramount Global Class B	7,788	82,709
T-Mobile US, Inc.	6,417	1,324,212
Take-Two Interactive Software, Inc. (a)	2,135	328,171
Verizon Communications, Inc.	55,123	2,475,574
Walt Disney Co.	23,749	2,284,416
Warner Bros Discovery, Inc. (a)	29,218	241,049
		56,521,258
Consumer Discretionary — 10.0%
Airbnb, Inc. Class A (a)	5,762	730,679
Amazon.com, Inc. (a)	122,320	22,791,886
Aptiv PLC (a)	3,480	250,595
AutoZone, Inc. (a)	224	705,609
Best Buy Co., Inc.	2,537	262,072
Booking Holdings, Inc.	439	1,849,121
BorgWarner, Inc.	3,001	108,906
Caesars Entertainment, Inc. (a)	2,851	119,001
CarMax, Inc. (a)	2,044	158,165
Carnival Corp. (a)	13,229	244,472
Chipotle Mexican Grill, Inc. (a)	17,933	1,033,299
Darden Restaurants, Inc.	1,551	254,566
Deckers Outdoor Corp. (a)	1,996	318,262
Domino's Pizza, Inc.	459	197,434
DR Horton, Inc.	3,843	733,129
eBay, Inc.	6,403	416,899
Expedia Group, Inc. (a)	1,632	241,569
Ford Motor Co.	51,128	539,912
Garmin Ltd.	2,014	354,524
General Motors Co.	14,718	659,955
Genuine Parts Co.	1,824	254,776

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hasbro, Inc.	1,724	$124,680
Hilton Worldwide Holdings, Inc.	3,227	743,824
Home Depot, Inc.	12,985	5,261,522
Las Vegas Sands Corp.	4,629	233,024
Lennar Corp. Class A	3,165	593,374
LKQ Corp.	3,447	137,604
Lowe's Cos., Inc.	7,462	2,021,083
Lululemon Athletica, Inc. (a)	1,509	409,467
Marriott International, Inc. Class A	3,060	760,716
McDonald's Corp.	9,394	2,860,567
MGM Resorts International (a)	3,023	118,169
Mohawk Industries, Inc. (a)	686	110,226
NIKE, Inc. Class B	15,733	1,390,797
Norwegian Cruise Line Holdings Ltd. (a) (b)	5,652	115,923
NVR, Inc. (a)	40	392,472
O'Reilly Automotive, Inc. (a)	760	875,216
Pool Corp.	501	188,777
PulteGroup, Inc.	2,718	390,115
Ralph Lauren Corp.	514	99,649
Ross Stores, Inc.	4,368	657,428
Royal Caribbean Cruises Ltd.	3,101	549,993
Starbucks Corp.	14,839	1,446,654
Tapestry, Inc.	3,027	142,208
Tesla, Inc. (a)	36,333	9,505,803
TJX Cos., Inc.	14,799	1,739,474
Tractor Supply Co.	1,413	411,084
Ulta Beauty, Inc. (a)	625	243,200
Wynn Resorts Ltd.	1,225	117,453
Yum! Brands, Inc.	3,682	514,412
		64,379,745
Consumer Staples — 5.9%
Altria Group, Inc.	22,343	1,140,387
Archer-Daniels-Midland Co.	6,261	374,032
Brown-Forman Corp. Class B	2,358	116,014
Bunge Global SA	1,865	180,234
Campbell Soup Co.	2,592	126,801
Church & Dwight Co., Inc.	3,206	335,732
Clorox Co.	1,622	264,240
Coca-Cola Co.	50,793	3,649,985
Colgate-Palmolive Co.	10,700	1,110,767
Conagra Brands, Inc.	6,298	204,811
Constellation Brands, Inc. Class A	2,052	528,780
Costco Wholesale Corp.	5,805	5,146,249
Dollar General Corp.	2,879	243,477
Dollar Tree, Inc. (a)	2,646	186,067
Estee Lauder Cos., Inc. Class A	3,051	304,154
General Mills, Inc.	7,289	538,293
Hershey Co.	1,934	370,902
Hormel Foods Corp.	3,824	121,221
J.M. Smucker Co.	1,399	169,419
Kellanova	3,513	283,534
Kenvue, Inc.	25,079	580,077
Keurig Dr. Pepper, Inc.	13,851	519,135
Kimberly-Clark Corp.	4,410	627,455
Kraft Heinz Co.	11,558	405,801
Kroger Co.	8,696	498,281
Lamb Weston Holdings, Inc.	1,881	121,776

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
McCormick & Co., Inc.	3,300	$271,590
Molson Coors Beverage Co. Class B	2,301	132,353
Mondelez International, Inc. Class A	17,492	1,288,636
Monster Beverage Corp. (a)	9,235	481,790
PepsiCo, Inc.	17,987	3,058,689
Philip Morris International, Inc.	20,360	2,471,704
Procter & Gamble Co.	30,826	5,339,063
Sysco Corp.	6,440	502,706
Target Corp.	6,058	944,200
Tyson Foods, Inc. Class A	3,743	222,933
Walgreens Boots Alliance, Inc.	9,433	84,520
Walmart, Inc.	56,878	4,592,898
		37,538,706
Energy — 3.3%
APA Corp.	4,743	116,014
Baker Hughes Co.	13,009	470,275
Chevron Corp.	22,273	3,280,145
ConocoPhillips	15,206	1,600,888
Coterra Energy, Inc.	9,681	231,860
Devon Energy Corp.	8,200	320,784
Diamondback Energy, Inc.	2,453	422,897
EOG Resources, Inc.	7,446	915,337
EQT Corp.	7,779	285,023
Exxon Mobil Corp.	58,178	6,819,625
Halliburton Co.	11,561	335,847
Hess Corp.	3,619	491,460
Kinder Morgan, Inc.	25,285	558,546
Marathon Oil Corp.	7,325	195,065
Marathon Petroleum Corp.	4,383	714,034
Occidental Petroleum Corp.	8,817	454,428
ONEOK, Inc.	7,648	696,962
Phillips 66	5,481	720,477
Schlumberger NV	18,595	780,060
Targa Resources Corp.	2,869	424,641
Valero Energy Corp.	4,195	566,451
Williams Cos., Inc.	15,962	728,665
		21,129,484
Financials — 12.9%
Aflac, Inc.	6,600	737,880
Allstate Corp.	3,458	655,810
American Express Co.	7,354	1,994,405
American International Group, Inc.	8,432	617,475
Ameriprise Financial, Inc.	1,286	604,176
Aon PLC Class A	2,845	984,342
Arch Capital Group Ltd. (a)	4,904	548,660
Arthur J Gallagher & Co.	2,869	807,251
Assurant, Inc.	678	134,827
Bank of America Corp.	88,401	3,507,752
Bank of New York Mellon Corp.	9,663	694,383
Berkshire Hathaway, Inc. Class B (a)	23,987	11,040,257
BlackRock, Inc.	1,823	1,730,957
Blackstone, Inc.	9,415	1,441,719
Brown & Brown, Inc.	3,100	321,160
Capital One Financial Corp.	5,000	748,650
Cboe Global Markets, Inc.	1,370	280,672

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Charles Schwab Corp.	19,562	$1,267,813
Chubb Ltd.	4,919	1,418,590
Cincinnati Financial Corp.	2,046	278,502
Citigroup, Inc.	24,982	1,563,873
Citizens Financial Group, Inc.	5,870	241,081
CME Group, Inc.	4,715	1,040,365
Corpay, Inc. (a)	909	284,299
Discover Financial Services	3,288	461,274
Erie Indemnity Co. Class A	327	176,521
Everest Group Ltd.	567	222,168
FactSet Research Systems, Inc.	498	229,005
Fidelity National Information Services, Inc.	7,144	598,310
Fifth Third Bancorp	8,863	379,691
Fiserv, Inc. (a)	7,539	1,354,381
Franklin Resources, Inc.	3,950	79,592
Global Payments, Inc.	3,332	341,263
Globe Life, Inc.	1,176	124,550
Goldman Sachs Group, Inc.	4,135	2,047,280
Hartford Financial Services Group, Inc.	3,837	451,270
Huntington Bancshares, Inc.	19,092	280,652
Intercontinental Exchange, Inc.	7,518	1,207,692
Invesco Ltd.	5,926	104,061
Jack Henry & Associates, Inc.	960	169,478
JP Morgan Chase & Co.	37,257	7,856,011
KeyCorp.	12,154	203,579
KKR & Co., Inc.	8,832	1,153,283
Loews Corp.	2,392	189,088
M&T Bank Corp.	2,187	389,548
MarketAxess Holdings, Inc.	494	126,563
Marsh & McLennan Cos., Inc.	6,439	1,436,476
Mastercard, Inc. Class A	10,804	5,335,015
MetLife, Inc.	7,703	635,343
Moody's Corp.	2,051	973,384
Morgan Stanley	16,313	1,700,467
MSCI, Inc.	1,030	600,418
Nasdaq, Inc.	5,419	395,641
Northern Trust Corp.	2,640	237,679
PayPal Holdings, Inc. (a)	13,387	1,044,588
PNC Financial Services Group, Inc.	5,205	962,144
Principal Financial Group, Inc.	2,790	239,661
Progressive Corp.	7,669	1,946,085
Prudential Financial, Inc.	4,675	566,142
Raymond James Financial, Inc.	2,427	297,210
Regions Financial Corp.	11,983	279,563
S&P Global, Inc.	4,193	2,166,188
State Street Corp.	3,910	345,918
Synchrony Financial	5,175	258,129
T. Rowe Price Group, Inc.	2,915	317,531
Travelers Cos., Inc.	2,985	698,848
Truist Financial Corp.	17,536	750,015
US Bancorp	20,434	934,447
Visa, Inc. Class A	21,874	6,014,256
W. R. Berkley Corp.	3,937	223,346
Wells Fargo & Co.	44,572	2,517,872
Willis Towers Watson PLC	1,330	391,725
		82,358,250

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 11.5%
Abbott Laboratories	22,784	$2,597,604
AbbVie, Inc.	23,130	4,567,712
Agilent Technologies, Inc.	3,821	567,342
Align Technology, Inc. (a)	922	234,483
Amgen, Inc.	7,036	2,267,070
Baxter International, Inc.	6,713	254,893
Becton Dickinson & Co.	3,785	912,563
Bio-Techne Corp.	2,076	165,935
Biogen, Inc. (a)	1,907	369,653
Boston Scientific Corp. (a)	19,284	1,615,999
Bristol-Myers Squibb Co.	26,548	1,373,593
Cardinal Health, Inc.	3,193	352,890
Catalent, Inc. (a)	2,384	144,399
Cencora, Inc.	2,284	514,083
Centene Corp. (a)	6,888	518,529
Charles River Laboratories International, Inc. (a)	679	133,743
Cigna Group	3,661	1,268,317
The Cooper Cos., Inc. (a)	2,618	288,870
CVS Health Corp.	16,473	1,035,822
Danaher Corp.	8,417	2,340,094
DaVita, Inc. (a)	604	99,014
Dexcom, Inc. (a)	5,239	351,223
Edwards Lifesciences Corp. (a)	7,888	520,529
Elevance Health, Inc.	3,037	1,579,240
Eli Lilly & Co.	10,330	9,151,760
GE HealthCare Technologies, Inc. (a)	5,980	561,223
Gilead Sciences, Inc.	16,303	1,366,843
HCA Healthcare, Inc.	2,433	988,844
Henry Schein, Inc. (a)	1,659	120,941
Hologic, Inc. (a)	3,042	247,801
Humana, Inc.	1,577	499,499
IDEXX Laboratories, Inc. (a)	1,078	544,627
Incyte Corp. (a)	2,094	138,413
Insulet Corp. (a)	923	214,828
Intuitive Surgical, Inc. (a)	4,645	2,281,949
IQVIA Holdings, Inc. (a)	2,268	537,448
Johnson & Johnson	31,523	5,108,617
Labcorp Holdings, Inc.	1,099	245,605
McKesson Corp.	1,698	839,525
Medtronic PLC	16,795	1,512,054
Merck & Co., Inc.	33,193	3,769,397
Mettler-Toledo International, Inc. (a)	278	416,917
Moderna, Inc. (a)	4,392	293,517
Molina Healthcare, Inc. (a)	767	264,278
Pfizer, Inc.	74,205	2,147,493
Quest Diagnostics, Inc.	1,463	227,131
Regeneron Pharmaceuticals, Inc. (a)	1,390	1,461,224
ResMed, Inc.	1,924	469,687
Revvity, Inc.	1,615	206,316
Solventum Corp. (a)	1,820	126,890
STERIS PLC	1,291	313,119
Stryker Corp.	4,490	1,622,057
Teleflex, Inc.	621	153,586
Thermo Fisher Scientific, Inc.	5,002	3,094,087
UnitedHealth Group, Inc.	12,092	7,069,951
Universal Health Services, Inc. Class B	779	178,399
Vertex Pharmaceuticals, Inc. (a)	3,380	1,571,970

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Viatris, Inc.	15,686	$182,114
Waters Corp. (a)	777	279,635
West Pharmaceutical Services, Inc.	950	285,152
Zimmer Biomet Holdings, Inc.	2,667	287,903
Zoetis, Inc.	5,933	1,159,190
		74,013,590
Industrials — 8.5%
3M Co.	7,194	983,420
A.O. Smith Corp.	1,571	141,123
Allegion PLC	1,141	166,289
Amentum Holdings, Inc. (a)	1,640	52,890
AMETEK, Inc.	3,032	520,625
Automatic Data Processing, Inc.	5,340	1,477,738
Axon Enterprise, Inc. (a)	935	373,626
Boeing Co. (a)	7,665	1,165,387
Broadridge Financial Solutions, Inc.	1,528	328,566
Builders FirstSource, Inc. (a)	1,525	295,637
C.H. Robinson Worldwide, Inc.	1,543	170,301
Carrier Global Corp.	10,994	884,907
Caterpillar, Inc.	6,350	2,483,612
Cintas Corp.	4,486	923,578
Copart, Inc. (a)	11,467	600,871
CSX Corp.	25,388	876,648
Cummins, Inc.	1,795	581,203
Dayforce, Inc. (a) (b)	2,080	127,400
Deere & Co.	3,356	1,400,559
Delta Air Lines, Inc.	8,397	426,484
Dover Corp.	1,800	345,132
Eaton Corp. PLC	5,213	1,727,797
Emerson Electric Co.	7,499	820,166
Equifax, Inc.	1,620	476,053
Expeditors International of Washington, Inc.	1,848	242,827
Fastenal Co.	7,499	535,579
FedEx Corp.	2,951	807,630
Fortive Corp.	4,588	362,131
GE Vernova, Inc. (a)	3,598	917,418
Generac Holdings, Inc. (a)	788	125,197
General Dynamics Corp.	3,377	1,020,529
General Electric Co.	14,199	2,677,647
Honeywell International, Inc.	8,527	1,762,616
Howmet Aerospace, Inc.	5,345	535,836
Hubbell, Inc.	703	301,130
Huntington Ingalls Industries, Inc.	514	135,891
IDEX Corp.	997	213,857
Illinois Tool Works, Inc.	3,538	927,204
Ingersoll Rand, Inc.	5,284	518,677
Jacobs Solutions, Inc.	1,640	214,676
JB Hunt Transport Services, Inc.	1,055	181,808
Johnson Controls International PLC	8,748	678,932
L3Harris Technologies, Inc.	2,484	590,869
Leidos Holdings, Inc.	1,764	287,532
Lockheed Martin Corp.	2,778	1,623,908
Masco Corp.	2,858	239,901
Nordson Corp.	716	188,043
Norfolk Southern Corp.	2,961	735,809
Northrop Grumman Corp.	1,800	950,526
Old Dominion Freight Line, Inc.	2,469	490,442

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Otis Worldwide Corp.	5,245	$545,165
PACCAR, Inc.	6,865	677,438
Parker-Hannifin Corp.	1,683	1,063,353
Paychex, Inc.	4,197	563,195
Paycom Software, Inc.	633	105,439
Pentair PLC	2,167	211,911
Quanta Services, Inc.	1,928	574,833
Republic Services, Inc.	2,673	536,845
Rockwell Automation, Inc.	1,486	398,932
Rollins, Inc.	3,700	187,146
RTX Corp.	17,419	2,110,486
Snap-on, Inc.	690	199,900
Southwest Airlines Co. (b)	7,884	233,603
Stanley Black & Decker, Inc.	2,027	223,234
Textron, Inc.	2,453	217,287
Trane Technologies PLC	2,955	1,148,697
TransDigm Group, Inc.	735	1,048,941
Uber Technologies, Inc. (a)	27,527	2,068,929
Union Pacific Corp.	7,977	1,966,171
United Airlines Holdings, Inc. (a)	4,306	245,700
United Parcel Service, Inc. Class B	9,592	1,307,773
United Rentals, Inc.	872	706,085
Veralto Corp.	3,236	361,979
Verisk Analytics, Inc.	1,865	499,745
W.W. Grainger, Inc.	582	604,587
Waste Management, Inc.	4,782	992,743
Westinghouse Air Brake Technologies Corp.	2,294	416,980
Xylem, Inc.	3,181	429,530
		54,263,254
Information Technology — 31.5%
Accenture PLC Class A	8,202	2,899,243
Adobe, Inc. (a)	5,806	3,006,231
Advanced Micro Devices, Inc. (a)	21,194	3,477,511
Akamai Technologies, Inc. (a)	1,984	200,285
Amphenol Corp. Class A	15,770	1,027,573
Analog Devices, Inc.	6,498	1,495,645
ANSYS, Inc. (a)	1,144	364,513
Apple, Inc.	199,096	46,389,368
Applied Materials, Inc.	10,842	2,190,626
Arista Networks, Inc. (a)	3,373	1,294,625
Autodesk, Inc. (a)	2,818	776,303
Broadcom, Inc.	60,955	10,514,737
Cadence Design Systems, Inc. (a)	3,585	971,643
CDW Corp.	1,749	395,799
Cisco Systems, Inc.	52,757	2,807,728
Cognizant Technology Solutions Corp. Class A	6,491	500,975
Corning, Inc.	10,085	455,338
Crowdstrike Holdings, Inc. Class A (a)	3,023	847,861
Dell Technologies, Inc. Class C	3,767	446,540
Enphase Energy, Inc. (a)	1,773	200,384
EPAM Systems, Inc. (a)	746	148,476
F5, Inc. (a)	763	168,013
Fair Isaac Corp. (a)	321	623,870
First Solar, Inc. (a)	1,402	349,715
Fortinet, Inc. (a)	8,314	644,751
Gartner, Inc. (a)	1,009	511,321
Gen Digital, Inc.	7,093	194,561

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
GoDaddy, Inc. Class A (a)	1,846	$289,416
Hewlett Packard Enterprise Co.	17,019	348,209
HP, Inc.	12,814	459,638
Intel Corp.	55,876	1,310,851
International Business Machines Corp.	12,062	2,666,667
Intuit, Inc.	3,661	2,273,481
Jabil, Inc.	1,486	178,067
Juniper Networks, Inc.	4,281	166,873
Keysight Technologies, Inc. (a)	2,286	363,314
KLA Corp.	1,760	1,362,962
Lam Research Corp.	1,707	1,393,049
Microchip Technology, Inc.	7,025	564,037
Micron Technology, Inc.	14,520	1,505,869
Microsoft Corp.	97,335	41,883,250
Monolithic Power Systems, Inc.	638	589,831
Motorola Solutions, Inc.	2,185	982,442
NetApp, Inc.	2,692	332,489
NVIDIA Corp.	322,134	39,119,953
NXP Semiconductors NV	3,336	800,673
ON Semiconductor Corp. (a)	5,609	407,269
Oracle Corp.	20,931	3,566,642
Palantir Technologies, Inc. Class A (a)	26,370	980,964
Palo Alto Networks, Inc. (a)	4,240	1,449,232
PTC, Inc. (a)	1,577	284,901
Qorvo, Inc. (a)	1,242	128,299
QUALCOMM, Inc.	14,588	2,480,689
Roper Technologies, Inc.	1,404	781,242
Salesforce, Inc.	12,689	3,473,106
Seagate Technology Holdings PLC	2,750	301,207
ServiceNow, Inc. (a)	2,698	2,413,064
Skyworks Solutions, Inc.	2,091	206,528
Super Micro Computer, Inc. (a) (b)	659	274,408
Synopsys, Inc. (a)	2,006	1,015,818
TE Connectivity PLC (a)	3,980	600,940
Teledyne Technologies, Inc. (a)	613	268,286
Teradyne, Inc.	2,137	286,208
Texas Instruments, Inc.	11,956	2,469,751
Trimble, Inc. (a)	3,217	199,744
Tyler Technologies, Inc. (a)	559	326,299
VeriSign, Inc. (a)	1,099	208,766
Western Digital Corp. (a)	4,276	292,008
Zebra Technologies Corp. Class A (a)	677	250,707
		202,160,784
Materials — 2.2%
Air Products & Chemicals, Inc.	2,911	866,721
Albemarle Corp. (b)	1,548	146,611
Amcor PLC	19,041	215,735
Avery Dennison Corp.	1,054	232,681
Ball Corp.	3,975	269,942
Celanese Corp.	1,431	194,559
CF Industries Holdings, Inc.	2,362	202,660
Corteva, Inc.	9,065	532,931
Dow, Inc.	9,178	501,394
DuPont de Nemours, Inc.	5,467	487,164
Eastman Chemical Co.	1,531	171,395
Ecolab, Inc.	3,316	846,674
FMC Corp.	1,644	108,405

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Freeport-McMoRan, Inc.	18,815	$939,245
International Flavors & Fragrances, Inc.	3,348	351,306
International Paper Co.	4,549	222,219
Linde PLC (LIN US)	6,295	3,001,834
LyondellBasell Industries NV Class A	3,389	325,005
Martin Marietta Materials, Inc.	800	430,600
Mosaic Co.	4,173	111,753
Newmont Corp. (NEM US)	15,025	803,086
Nucor Corp.	3,108	467,257
Packaging Corp. of America	1,174	252,880
PPG Industries, Inc.	3,055	404,665
Sherwin-Williams Co.	3,039	1,159,895
Smurfit WestRock PLC	6,461	319,303
Steel Dynamics, Inc.	1,879	236,904
Vulcan Materials Co.	1,729	432,994
		14,235,818
Real Estate — 2.3%
Alexandria Real Estate Equities, Inc.	2,039	242,131
American Tower Corp.	6,116	1,422,337
AvalonBay Communities, Inc.	1,860	418,965
BXP, Inc.	1,904	153,196
Camden Property Trust	1,403	173,313
CBRE Group, Inc. Class A (a)	3,944	490,949
CoStar Group, Inc. (a)	5,379	405,792
Crown Castle, Inc.	5,691	675,123
Digital Realty Trust, Inc.	4,030	652,175
Equinix, Inc.	1,243	1,103,324
Equity Residential	4,468	332,687
Essex Property Trust, Inc.	841	248,448
Extra Space Storage, Inc.	2,775	500,027
Federal Realty Investment Trust	984	113,131
Healthpeak Properties, Inc.	9,271	212,028
Host Hotels & Resorts, Inc.	9,198	161,885
Invitation Homes, Inc.	7,460	263,040
Iron Mountain, Inc.	3,841	456,426
Kimco Realty Corp.	8,792	204,150
Mid-America Apartment Communities, Inc.	1,530	243,117
Prologis, Inc.	12,125	1,531,145
Public Storage	2,063	750,664
Realty Income Corp.	11,404	723,242
Regency Centers Corp.	2,139	154,500
SBA Communications Corp.	1,407	338,665
Simon Property Group, Inc.	4,013	678,277
UDR, Inc.	3,930	178,186
Ventas, Inc.	5,410	346,943
VICI Properties, Inc.	13,743	457,779
Welltower, Inc.	7,578	970,211
Weyerhaeuser Co.	9,524	322,483
		14,924,339
Utilities — 2.5%
AES Corp.	9,362	187,802
Alliant Energy Corp.	3,377	204,950
Ameren Corp.	3,494	305,585
American Electric Power Co., Inc.	6,944	712,454
American Water Works Co., Inc.	2,552	373,205

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Atmos Energy Corp.	2,033	$281,997
CenterPoint Energy, Inc.	8,428	247,952
CMS Energy Corp.	3,912	276,305
Consolidated Edison, Inc.	4,529	471,605
Constellation Energy Corp.	4,095	1,064,782
Dominion Energy, Inc.	10,986	634,881
DTE Energy Co.	2,711	348,120
Duke Energy Corp.	10,109	1,165,568
Edison International	5,069	441,459
Entergy Corp.	2,800	368,508
Evergy, Inc.	3,029	187,828
Eversource Energy	4,641	315,820
Exelon Corp.	13,095	531,002
FirstEnergy Corp.	6,712	297,677
NextEra Energy, Inc.	26,904	2,274,195
NiSource, Inc.	5,906	204,643
NRG Energy, Inc.	2,703	246,243
PG&E Corp.	27,990	553,362
Pinnacle West Capital Corp.	1,496	132,531
PPL Corp.	9,661	319,586
Public Service Enterprise Group, Inc.	6,523	581,917
Sempra	8,291	693,376
Southern Co.	14,318	1,291,197
Vistra Corp.	4,499	533,312
WEC Energy Group, Inc.	4,139	398,089
Xcel Energy, Inc.	7,300	476,690
		16,122,641

TOTAL COMMON STOCK (Cost $282,146,896)		637,647,869

TOTAL EQUITIES (Cost $282,146,896)		637,647,869

TOTAL LONG-TERM INVESTMENTS (Cost $282,146,896)		637,647,869

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%

Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (c)	$3,416,924	3,416,924
U.S. Treasury Bills — 0.0%
U.S. Treasury Bills
5.261% 10/03/24 (d) (e)	180,000	179,954
5.279% 10/03/24 (d) (e)	5,000	4,999
5.316% 10/03/24 (d) (e)	5,000	4,999
5.353% 10/03/24 (d) (e)	10,000	9,997
5.359% 10/03/24 (d) (e)	10,000	9,997
		209,946

TOTAL SHORT-TERM INVESTMENTS (Cost $3,626,864)		3,626,870

MML Equity Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.0% (Cost $285,773,760) (f)		$641,274,739

Other Assets/(Liabilities) — 0.0%		105,294

NET ASSETS — 100.0%		$641,380,033

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $813,423 or 0.13% of net assets. The Fund received $835,830 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $3,417,069. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $3,485,465.
(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	12/20/24	13	$3,701,616	$77,647

MML Focused Equity Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Consumer Discretionary — 14.4%
McDonald's Corp.	49,120	$14,957,531
NIKE, Inc. Class B	144,306	12,756,651
TJX Cos., Inc.	111,232	13,074,209
		40,788,391
Consumer Staples — 11.1%
Coca-Cola Co.	122,466	8,800,407
PepsiCo, Inc.	66,880	11,372,944
Procter & Gamble Co.	65,835	11,402,622
		31,575,973
Financials — 21.1%
American Express Co.	33,155	8,991,636
Chubb Ltd.	34,644	9,990,983
Marsh & McLennan Cos., Inc.	53,472	11,929,069
Mastercard, Inc. Class A	11,311	5,585,372
S&P Global, Inc.	22,154	11,445,199
Visa, Inc. Class A	44,037	12,107,973
		60,050,232
Health Care — 13.1%
Danaher Corp.	43,369	12,057,449
Stryker Corp.	29,810	10,769,161
UnitedHealth Group, Inc.	24,573	14,367,342
		37,193,952
Industrials — 13.0%
General Dynamics Corp.	23,248	7,025,546
Honeywell International, Inc.	50,174	10,371,467
Lockheed Martin Corp.	12,332	7,208,794
Northrop Grumman Corp.	13,539	7,149,540
Union Pacific Corp.	20,936	5,160,305
		36,915,652
Information Technology — 19.5%
Accenture PLC Class A	38,459	13,594,487
Apple, Inc.	56,263	13,109,279
Intuit, Inc.	6,904	4,287,384
Microsoft Corp.	28,425	12,231,278
Texas Instruments, Inc.	58,913	12,169,658
		55,392,086

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 4.5%
Linde PLC (LIN US)	26,872	$12,814,182
Real Estate — 2.0%
American Tower Corp.	24,674	5,738,185

TOTAL COMMON STOCK (Cost $219,211,209)		280,468,653

TOTAL EQUITIES (Cost $219,211,209)		280,468,653

TOTAL LONG-TERM INVESTMENTS (Cost $219,211,209)		280,468,653

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%

Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (a)	$2,487,499	2,487,499

TOTAL SHORT-TERM INVESTMENTS (Cost $2,487,499)		2,487,499

TOTAL INVESTMENTS — 99.6% (Cost $221,698,708) (b)		282,956,152

Other Assets/(Liabilities) — 0.4%		1,211,778

NET ASSETS — 100.0%		$284,167,930

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $2,487,604. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $2,537,436.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.4%

COMMON STOCK — 93.9%
Australia — 4.5%
BHP Group Ltd. (a)	10,500	$326,476
Glencore PLC	316,800	1,814,163
Macquarie Group Ltd.	11,000	1,773,955
Santos Ltd.	366,800	1,787,745
Sonic Healthcare Ltd.	68,600	1,290,878
Whitehaven Coal Ltd.	181,800	910,709
		7,903,926
Belgium — 3.3%
Anheuser-Busch InBev SA	42,100	2,789,394
Groupe Bruxelles Lambert NV	8,000	623,152
KBC Group NV	20,600	1,639,025
Liberty Global Ltd. Class C (a) (b)	32,100	693,681
		5,745,252
Brazil — 0.2%
Pluxee NV (b)	20,200	426,071
Canada — 0.6%
CCL Industries, Inc. Class B (a)	16,100	981,511
China — 0.9%
Prosus NV (PRX NA)	35,200	1,522,368
Denmark — 0.4%
Novo Nordisk AS Class B	5,200	619,181
France — 8.8%
Accor SA	48,800	2,121,124
Amundi SA (c)	13,100	979,442
Capgemini SE	9,700	2,101,188
Cie de Saint-Gobain SA	15,700	1,431,053
Rexel SA	14,300	414,258
Societe Generale SA	67,300	1,677,750
Sodexo SA	14,400	1,180,636
Teleperformance SE	5,500	570,478
TotalEnergies SE (a)	35,700	2,313,905
Veolia Environnement SA	82,712	2,721,309
		15,511,143
Germany — 10.2%
Allianz SE Registered	5,400	1,771,892
BASF SE	19,200	1,016,100
Deutsche Boerse AG	7,400	1,735,316
Deutsche Post AG	39,000	1,736,705

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Heidelberg Materials AG	19,400	$2,108,746
Infineon Technologies AG	52,000	1,819,956
K&S AG Registered	28,400	364,303
SAP SE	15,100	3,430,134
Siemens AG Registered	12,700	2,564,772
Zalando SE (b) (c)	42,100	1,389,102
		17,937,026
Hong Kong — 1.3%
AIA Group Ltd.	124,000	1,096,507
CK Asset Holdings Ltd.	262,700	1,141,551
		2,238,058
Ireland — 2.0%
AerCap Holdings NV	22,500	2,131,200
AIB Group PLC	247,800	1,420,490
		3,551,690
Israel — 0.9%
Check Point Software Technologies Ltd. (b)	8,600	1,658,166
Italy — 0.3%
Prysmian SpA	7,000	508,920
Japan — 19.5%
Astellas Pharma, Inc. (a)	118,200	1,356,748
Canon, Inc. (a)	38,300	1,257,889
FANUC Corp. (a)	54,200	1,584,085
Fujitsu Ltd.	144,400	2,962,349
Hitachi Ltd.	134,800	3,561,241
Kyocera Corp.	123,600	1,434,098
Nintendo Co. Ltd.	21,400	1,140,968
Olympus Corp.	110,500	2,097,244
ORIX Corp.	118,200	2,744,213
Rakuten Group, Inc. (a) (b)	209,700	1,357,790
Renesas Electronics Corp.	96,000	1,400,848
SBI Holdings, Inc. (a)	84,400	1,944,919
Seven & i Holdings Co. Ltd.	175,100	2,622,154
Sony Group Corp.	188,000	3,651,230
Square Enix Holdings Co. Ltd.	14,900	591,430
Sumitomo Mitsui Financial Group, Inc.	124,500	2,650,594
Toyota Industries Corp.	25,700	1,983,916
		34,341,716
Luxembourg — 1.5%
ArcelorMittal SA	52,800	1,385,686
Eurofins Scientific SE	20,000	1,267,596
		2,653,282
Netherlands — 3.2%
ASML Holding NV	2,200	1,834,028
EXOR NV	4,400	471,578
Heineken Holding NV	19,000	1,434,959
ING Groep NV Series N	75,100	1,365,942

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Koninklijke Philips NV (b)	16,820	$551,165
		5,657,672
Norway — 0.9%
Aker BP ASA	59,973	1,289,937
DNB Bank ASA	15,000	307,697
		1,597,634
Republic of Korea — 1.3%
Samsung Electronics Co. Ltd.	49,900	2,365,028
Singapore — 1.4%
DBS Group Holdings Ltd.	83,060	2,466,844
Sweden — 2.9%
Boliden AB	24,000	814,218
Essity AB Class B	65,600	2,047,288
Husqvarna AB Class B	39,200	274,915
Skandinaviska Enskilda Banken AB Class A	99,200	1,517,706
Volvo AB Class B	18,798	496,956
		5,151,083
Switzerland — 2.6%
Cie Financiere Richemont SA Registered Class A	11,600	1,839,091
Julius Baer Group Ltd.	19,581	1,179,804
Novartis AG Registered	13,400	1,542,551
		4,561,446
United Kingdom — 15.1%
Ashtead Group PLC	22,400	1,738,715
Aviva PLC	159,176	1,031,624
Barratt Developments PLC	115,400	740,055
Bunzl PLC	14,600	690,729
Burberry Group PLC	28,200	264,898
CK Hutchison Holdings Ltd.	428,000	2,429,849
DCC PLC	26,000	1,772,167
Dowlais Group PLC	325,896	254,711
Entain PLC	73,600	751,568
Inchcape PLC	115,500	1,232,341
Informa PLC	70,100	770,054
Kingfisher PLC	136,400	588,559
Legal & General Group PLC	549,800	1,662,971
Lloyds Banking Group PLC	3,049,500	2,394,546
Pearson PLC	70,500	955,998
Persimmon PLC	42,200	926,634
Reckitt Benckiser Group PLC	34,000	2,082,085
Smith & Nephew PLC	141,000	2,192,096
Tesco PLC	353,405	1,694,330
Unilever PLC (ULVR LN)	36,900	2,389,717
		26,563,647
United States — 12.1%
BP PLC	411,800	2,172,152
CNH Industrial NV	128,500	1,426,350
GSK PLC	95,500	1,942,460

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Linde PLC (LIN US)	2,800	$1,335,208
Nestle SA Registered	30,500	3,073,882
Roche Holding AG	11,700	3,745,342
Sanofi SA	20,600	2,373,412
Shell PLC	61,000	1,988,167
Smurfit WestRock PLC	41,100	2,031,162
Stellantis NV	27,900	386,119
Tenaris SA	51,700	820,628
		21,294,882

TOTAL COMMON STOCK (Cost $143,670,542)		165,256,546

PREFERRED STOCK — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA 2.197%
	10,000	939,625

TOTAL PREFERRED STOCK (Cost $788,059)		939,625

TOTAL EQUITIES (Cost $144,458,601)		166,196,171

TOTAL LONG-TERM INVESTMENTS (Cost $144,458,601)		166,196,171

SHORT-TERM INVESTMENTS — 8.7%
Investment of Cash Collateral from Securities Loaned — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	5,415,947	5,415,947

	Principal Amount
Repurchase Agreement — 5.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (e)	$9,884,221	9,884,221

TOTAL SHORT-TERM INVESTMENTS (Cost $15,300,168)		15,300,168

TOTAL INVESTMENTS — 103.1% (Cost $159,758,769) (f)		181,496,339

Other Assets/(Liabilities) — (3.1)%		(5,478,573)

NET ASSETS — 100.0%		$176,017,766

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $9,754,838 or 5.54% of net assets. The Fund received $4,860,778 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $2,368,544 or 1.35% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $9,884,638. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $10,082,067.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Equity Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Communication Services — 8.6%
Alphabet, Inc. Class A	27,040	$4,484,584
Comcast Corp. Class A	32,637	1,363,248
Meta Platforms, Inc. Class A	8,182	4,683,704
T-Mobile US, Inc.	5,270	1,087,517
Verizon Communications, Inc.	24,799	1,113,723
		12,732,776
Consumer Discretionary — 7.6%
Amazon.com, Inc. (a)	36,552	6,810,734
Aptiv PLC (a)	15,846	1,141,071
Royal Caribbean Cruises Ltd.	6,679	1,184,587
Tesla, Inc. (a)	2,880	753,494
Valvoline, Inc. (a)	32,127	1,344,515
		11,234,401
Consumer Staples — 6.6%
Constellation Brands, Inc. Class A	11,115	2,864,224
Coty, Inc. Class A (a)	56,608	531,549
Philip Morris International, Inc.	30,707	3,727,830
Walmart, Inc.	33,184	2,679,608
		9,803,211
Energy — 4.1%
Exxon Mobil Corp.	38,602	4,524,927
Suncor Energy, Inc. (SU US)	39,824	1,470,302
		5,995,229
Financials — 13.6%
American Express Co.	11,189	3,034,457
American International Group, Inc.	21,004	1,538,123
ARES Management Corp. Class A	4,951	771,564
Arthur J Gallagher & Co.	3,724	1,047,822
Charles Schwab Corp.	26,789	1,736,195
Equitable Holdings, Inc.	46,526	1,955,488
Fiserv, Inc. (a)	15,237	2,737,327
JP Morgan Chase & Co.	18,170	3,831,326
Mastercard, Inc. Class A	4,335	2,140,623
Wells Fargo & Co.	23,873	1,348,585
		20,141,510
Health Care — 15.5%
AbbVie, Inc.	5,642	1,114,182
Becton Dickinson & Co.	6,696	1,614,406

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Boston Scientific Corp. (a)	19,222	$1,610,804
The Cooper Cos., Inc. (a)	13,353	1,473,370
Danaher Corp.	4,045	1,124,591
Eli Lilly & Co.	3,072	2,721,608
Gilead Sciences, Inc.	10,552	884,680
HCA Healthcare, Inc.	4,394	1,785,853
Lonza Group AG Registered	2,733	1,728,947
Merck & Co., Inc.	17,029	1,933,813
Tenet Healthcare Corp. (a)	8,574	1,424,999
UnitedHealth Group, Inc.	6,233	3,644,310
Zimmer Biomet Holdings, Inc.	18,042	1,947,634
		23,009,197
Industrials — 9.1%
AerCap Holdings NV	7,759	734,932
Emerson Electric Co.	14,691	1,606,755
Equifax, Inc.	6,833	2,007,945
Hubbell, Inc.	4,436	1,900,160
Huntington Ingalls Industries, Inc.	3,602	952,297
Otis Worldwide Corp.	9,316	968,305
Paylocity Holding Corp. (a)	2,245	370,358
Rockwell Automation, Inc.	3,856	1,035,182
Uber Technologies, Inc. (a)	30,998	2,329,810
United Parcel Service, Inc. Class B	11,404	1,554,821
		13,460,565
Information Technology — 28.2%
Amdocs Ltd.	10,214	893,521
Apple, Inc.	36,318	8,462,094
Applied Materials, Inc.	10,148	2,050,403
Broadcom, Inc.	13,211	2,278,897
Microsoft Corp.	24,732	10,642,180
MongoDB, Inc. (a)	2,581	697,773
NVIDIA Corp.	81,295	9,872,465
Salesforce, Inc.	3,641	996,578
ServiceNow, Inc. (a)	2,751	2,460,467
Texas Instruments, Inc.	8,143	1,682,100
Tyler Technologies, Inc. (a)	2,804	1,636,751
		41,673,229
Materials — 2.3%
CRH PLC	19,320	1,791,737
DuPont de Nemours, Inc.	18,857	1,680,347
		3,472,084
Real Estate — 1.7%
Prologis, Inc.	20,351	2,569,924
Utilities — 2.4%
Ameren Corp.	6,489	567,528
Atmos Energy Corp.	9,962	1,381,829
Constellation Energy Corp.	3,229	839,605

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
FirstEnergy Corp.	17,897	$793,732
		3,582,694

TOTAL COMMON STOCK (Cost $109,456,122)		147,674,820

TOTAL EQUITIES (Cost $109,456,122)		147,674,820

TOTAL LONG-TERM INVESTMENTS (Cost $109,456,122)		147,674,820

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%

Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (b)	$1,164,323	1,164,323

TOTAL SHORT-TERM INVESTMENTS (Cost $1,164,323)		1,164,323

TOTAL INVESTMENTS — 100.5% (Cost $110,620,445) (c)		148,839,143

Other Assets/(Liabilities) — (0.5)%		(799,185)

NET ASSETS — 100.0%		$148,039,958

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,164,372. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $1,187,792.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Value Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Communication Services — 4.8%
Alphabet, Inc. Class A	26,718	$4,431,180
Omnicom Group, Inc.	19,728	2,039,678
T-Mobile US, Inc.	9,696	2,000,867
		8,471,725
Consumer Discretionary — 7.0%
AutoNation, Inc. (a)	8,564	1,532,271
AutoZone, Inc. (a)	887	2,794,085
Booking Holdings, Inc.	247	1,040,394
Home Depot, Inc.	5,621	2,277,629
Lennar Corp. Class A	11,639	2,182,080
MGM Resorts International (a)	31,136	1,217,106
Starbucks Corp.	15,188	1,480,678
		12,524,243
Consumer Staples — 9.2%
Coca-Cola Europacific Partners PLC	14,134	1,113,053
J.M. Smucker Co.	11,611	1,406,092
Kenvue, Inc.	73,424	1,698,297
Philip Morris International, Inc.	30,635	3,719,089
Sysco Corp.	27,295	2,130,648
Target Corp.	7,401	1,153,520
US Foods Holding Corp (a)	41,295	2,539,642
Walmart, Inc.	31,004	2,503,573
		16,263,914
Energy — 7.8%
Canadian Natural Resources Ltd.	47,149	1,565,818
Cenovus Energy, Inc.	112,060	1,874,764
ConocoPhillips	19,021	2,002,531
Diamondback Energy, Inc.	15,948	2,749,435
Marathon Petroleum Corp.	13,493	2,198,145
Phillips 66	8,740	1,148,873
Schlumberger NV	56,205	2,357,800
		13,897,366
Financials — 21.6%
American Express Co.	11,341	3,075,679
Aon PLC Class A	6,116	2,116,075
Arthur J Gallagher & Co.	4,682	1,317,374
Blue Owl Capital, Inc.	91,847	1,778,158
Chubb Ltd.	6,346	1,830,123
Corpay, Inc. (a)	6,599	2,063,903
Discover Financial Services	17,366	2,436,276

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	37,571	$3,146,571
Goldman Sachs Group, Inc.	3,267	1,617,524
Huntington Bancshares, Inc.	170,008	2,499,118
Intercontinental Exchange, Inc.	7,979	1,281,747
JP Morgan Chase & Co.	37,326	7,870,560
LPL Financial Holdings, Inc.	6,833	1,589,561
Morgan Stanley	33,078	3,448,051
Wells Fargo & Co.	40,703	2,299,313
		38,370,033
Health Care — 13.6%
Abbott Laboratories	20,126	2,294,565
AbbVie, Inc.	13,118	2,590,543
Amgen, Inc.	7,767	2,502,605
Avantor, Inc. (a)	37,720	975,817
Cencora, Inc.	13,344	3,003,468
Centene Corp. (a)	26,619	2,003,878
Cigna Group	6,571	2,276,457
Hologic, Inc. (a)	10,642	866,897
ICON PLC (a)	6,071	1,744,259
McKesson Corp.	4,058	2,006,356
UnitedHealth Group, Inc.	6,637	3,880,521
		24,145,366
Industrials — 15.6%
Allegion PLC	6,729	980,685
Amentum Holdings, Inc. (a)	14,239	459,208
Builders FirstSource, Inc. (a)	10,860	2,105,320
Deere & Co.	3,210	1,339,629
Emerson Electric Co.	7,409	810,322
Fortive Corp.	24,251	1,914,131
General Dynamics Corp.	8,224	2,485,293
Honeywell International, Inc.	13,231	2,734,980
Jacobs Solutions, Inc.	14,239	1,863,885
Leidos Holdings, Inc.	13,565	2,211,095
Masco Corp.	16,049	1,347,153
Norfolk Southern Corp.	8,540	2,122,190
Robert Half, Inc.	13,733	925,742
United Rentals, Inc.	3,048	2,468,057
WESCO International, Inc.	4,430	744,151
Westinghouse Air Brake Technologies Corp.	10,642	1,934,396
WillScot Holdings Corp. (a)	33,807	1,271,143
		27,717,380
Information Technology — 13.8%
Advanced Micro Devices, Inc. (a)	13,510	2,216,721
Applied Materials, Inc.	11,265	2,276,093
Dell Technologies, Inc. Class C	14,272	1,691,803
Flex Ltd. (a)	63,020	2,106,759
Hewlett Packard Enterprise Co.	48,802	998,489
Keysight Technologies, Inc. (a)	9,541	1,516,351
Microchip Technology, Inc.	28,583	2,294,929
Micron Technology, Inc.	25,641	2,659,228
Nice Ltd. Sponsored ADR (a) (b)	6,137	1,065,813
NXP Semiconductors NV	4,430	1,063,244
Oracle Corp.	31,127	5,304,041

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
QUALCOMM, Inc.	5,830	$991,391
Trimble, Inc. (a)	5,687	353,106
		24,537,968
Materials — 3.8%
CRH PLC	33,698	3,125,153
Kinross Gold Corp.	151,276	1,415,943
Teck Resources Ltd. Class B	41,831	2,185,251
		6,726,347
Utilities — 1.7%
CenterPoint Energy, Inc.	53,723	1,580,531
FirstEnergy Corp.	31,029	1,376,136
		2,956,667

TOTAL COMMON STOCK (Cost $135,623,000)		175,611,009

TOTAL EQUITIES (Cost $135,623,000)		175,611,009

TOTAL LONG-TERM INVESTMENTS (Cost $135,623,000)		175,611,009

SHORT-TERM INVESTMENTS — 2.0%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,076,794	1,076,794

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (d)	$2,366,972	2,366,972

TOTAL SHORT-TERM INVESTMENTS (Cost $3,443,766)		3,443,766

TOTAL INVESTMENTS — 100.9% (Cost $139,066,766) (e)		179,054,775

Other Assets/(Liabilities) — (0.9)%		(1,522,563)

NET ASSETS — 100.0%		$177,532,212

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $1,055,045 or 0.59% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,367,072. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $2,414,398.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Global Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Austria — 0.6%
Erste Group Bank AG	15,270	$837,804
Canada — 3.2%
Canadian National Railway Co.	15,477	1,813,131
Canadian Pacific Kansas City Ltd. (a)	27,902	2,386,737
		4,199,868
Denmark — 0.8%
Carlsberg AS Class B	8,713	1,038,088
France — 8.7%
Air Liquide SA	6,900	1,332,633
Capgemini SE	11,086	2,401,419
EssilorLuxottica SA	2,563	607,329
Hermes International SCA	250	615,129
Legrand SA	15,222	1,755,348
LVMH Moet Hennessy Louis Vuitton SE	3,410	2,618,929
Pernod Ricard SA	14,583	2,204,218
		11,535,005
Germany — 3.2%
Brenntag SE	6,835	509,578
Deutsche Boerse AG	3,619	848,663
Merck KGaA	12,036	2,119,208
MTU Aero Engines AG	2,581	804,453
		4,281,902
Ireland — 1.3%
Accenture PLC Class A	4,791	1,693,523
Israel — 1.4%
Check Point Software Technologies Ltd. (b)	9,702	1,870,643
Japan — 2.6%
Hoya Corp.	4,600	636,967
Kubota Corp.	76,500	1,085,948
Olympus Corp.	89,000	1,689,183
		3,412,098
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV Class O	41,312	294,031
Netherlands — 2.1%
Akzo Nobel NV	12,261	864,812

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Heineken NV (a)	21,907	$1,942,426
		2,807,238
Republic of Korea — 0.9%
Samsung Electronics Co. Ltd.	23,743	1,125,308
Spain — 3.4%
Aena SME SA (c)	5,523	1,215,350
Amadeus IT Group SA	24,436	1,763,743
Cellnex Telecom SA (c)	39,074	1,583,158
		4,562,251
Sweden — 0.4%
Essity AB Class B	18,009	562,036
Switzerland — 3.9%
Cie Financiere Richemont SA Registered Class A	15,359	2,435,051
Julius Baer Group Ltd.	7,864	473,825
UBS Group AG Registered	75,721	2,337,880
		5,246,756
United Kingdom — 7.7%
Burberry Group PLC	44,612	419,065
Compass Group PLC	25,678	822,731
Diageo PLC	66,952	2,336,091
Intertek Group PLC	13,366	923,942
London Stock Exchange Group PLC	8,606	1,176,707
Melrose Industries PLC	158,210	967,692
Reckitt Benckiser Group PLC	19,780	1,211,284
Rolls-Royce Holdings PLC (b)	173,519	1,225,444
Whitbread PLC	12,855	539,574
WPP PLC	68,191	696,889
		10,319,419
United States — 58.4%
Abbott Laboratories	11,288	1,286,945
Air Products & Chemicals, Inc.	7,328	2,181,839
Alphabet, Inc. Class A	16,508	2,737,852
American Express Co.	7,669	2,079,833
Amphenol Corp. Class A	12,768	831,963
Aon PLC Class A	5,254	1,817,831
Aptiv PLC (b)	10,868	782,605
Becton Dickinson & Co.	9,600	2,314,560
Boston Scientific Corp. (b)	15,661	1,312,392
Carrier Global Corp.	6,699	539,203
Charles Schwab Corp.	45,969	2,979,251
Cognizant Technology Solutions Corp. Class A	9,187	709,053
Comcast Corp. Class A	63,211	2,640,323
The Cooper Cos., Inc. (b)	11,417	1,259,752
eBay, Inc.	14,021	912,907
Equifax, Inc.	2,606	765,799
Experian PLC	28,948	1,525,039
Fidelity National Information Services, Inc.	15,525	1,300,219
Fiserv, Inc. (b)	8,520	1,530,618
Goldman Sachs Group, Inc.	4,049	2,004,700
Honeywell International, Inc.	12,477	2,579,121

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
International Flavors & Fragrances, Inc.	18,004	$1,889,160
Linde PLC (LIN US)	5,433	2,590,780
Marriott International, Inc. Class A	3,828	951,641
Medtronic PLC	35,244	3,173,017
Microchip Technology, Inc.	8,003	642,561
Microsoft Corp.	6,039	2,598,582
Nestle SA Registered	21,368	2,153,532
Omnicom Group, Inc. (a)	3,776	390,401
Oracle Corp.	15,281	2,603,882
Otis Worldwide Corp.	7,754	805,951
PPG Industries, Inc.	8,174	1,082,728
Roche Holding AG	8,493	2,718,734
Salesforce, Inc.	4,021	1,100,588
Schneider Electric SE	13,072	3,458,355
STERIS PLC	4,512	1,094,340
Thermo Fisher Scientific, Inc.	5,078	3,141,098
TransUnion	14,850	1,554,795
Union Pacific Corp.	6,316	1,556,768
United Parcel Service, Inc. Class B	6,224	848,580
Visa, Inc. Class A	13,260	3,645,837
Walt Disney Co.	13,442	1,292,986
Waters Corp. (b)	4,451	1,601,870
Willis Towers Watson PLC	9,733	2,866,660
		77,854,651

TOTAL COMMON STOCK (Cost $101,123,277)		131,640,621

TOTAL EQUITIES (Cost $101,123,277)		131,640,621

TOTAL LONG-TERM INVESTMENTS (Cost $101,123,277)		131,640,621

SHORT-TERM INVESTMENTS — 2.4%
Investment of Cash Collateral from Securities Loaned — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,373,175	2,373,175

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (e)	$818,751	818,751

TOTAL SHORT-TERM INVESTMENTS (Cost $3,191,926)		3,191,926

TOTAL INVESTMENTS — 101.2% (Cost $104,315,203) (f)		134,832,547

Other Assets/(Liabilities) — (1.2)%		(1,541,396)

NET ASSETS — 100.0%		$133,291,151

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $4,151,013 or 3.11% of net assets. The Fund received $1,939,336 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $2,798,508 or 2.10% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $818,785. Collateralized by U.S. Government Agency obligations with a rate of 0.750%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $835,129.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Communication Services — 4.8%
Alphabet, Inc. Class C	6,371	$1,065,168
Comcast Corp. Class A	68,991	2,881,754
Electronic Arts, Inc.	7,067	1,013,690
T-Mobile US, Inc.	3,884	801,502
Warner Music Group Corp. Class A	44,832	1,403,242
		7,165,356
Consumer Discretionary — 4.4%
Aptiv PLC (a)	12,837	924,392
Aramark	20,755	803,841
Carnival Corp. (a)	65,800	1,215,984
Las Vegas Sands Corp.	20,535	1,033,732
Lithia Motors, Inc.	2,152	683,561
Six Flags Entertainment Corp.	14,929	601,788
United Parks & Resorts, Inc. (a)	16,304	824,983
Wynn Resorts Ltd.	4,078	390,999
		6,479,280
Consumer Staples — 8.7%
Coca-Cola Europacific Partners PLC	27,433	2,160,349
Keurig Dr. Pepper, Inc.	33,787	1,266,337
Kraft Heinz Co.	43,315	1,520,790
Molson Coors Beverage Co. Class B	22,121	1,272,400
Philip Morris International, Inc.	33,301	4,042,741
Procter & Gamble Co.	8,413	1,457,131
Tyson Foods, Inc. Class A	18,018	1,073,152
		12,792,900
Energy — 8.7%
Enbridge, Inc.	85,528	3,473,292
Exxon Mobil Corp.	8,468	992,619
Halliburton Co.	24,439	709,953
Hess Corp.	21,028	2,855,602
Phillips 66	18,182	2,390,024
Plains GP Holdings LP Class A	131,009	2,423,667
		12,845,157
Financials — 16.8%
Allstate Corp.	11,906	2,257,973
American Express Co.	3,243	879,502
American International Group, Inc.	12,747	933,463
Axis Capital Holdings Ltd.	10,421	829,616
Bank of America Corp.	25,654	1,017,951
The Bank of Nova Scotia (b)	24,869	1,355,112

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Berkshire Hathaway, Inc. Class B (a)	2,256	$1,038,346
Chubb Ltd.	11,004	3,173,443
Comerica, Inc.	12,564	752,709
Fidelity National Information Services, Inc.	41,061	3,438,859
JP Morgan Chase & Co.	11,160	2,353,198
M&T Bank Corp.	4,695	836,273
Northern Trust Corp.	16,036	1,443,721
Wells Fargo & Co.	46,981	2,653,957
Western Alliance Bancorp	8,807	761,717
Willis Towers Watson PLC	3,971	1,169,579
		24,895,419
Health Care — 14.8%
Avantor, Inc. (a)	41,969	1,085,738
CVS Health Corp.	35,422	2,227,335
Elevance Health, Inc.	1,694	880,880
Humana, Inc.	6,207	1,966,005
Medtronic PLC	34,988	3,149,970
Merck & Co., Inc.	31,243	3,547,955
Sanofi SA ADR	62,159	3,582,223
Smith & Nephew PLC Sponsored ADR (b)	92,230	2,872,042
UnitedHealth Group, Inc.	4,410	2,578,439
		21,890,587
Industrials — 11.2%
AECOM	9,755	1,007,399
AerCap Holdings NV	9,340	884,685
Amentum Holdings, Inc. (a)	7,130	229,943
BWX Technologies, Inc.	12,439	1,352,119
CACI International, Inc. Class A (a)	2,341	1,181,175
General Dynamics Corp.	7,971	2,408,836
Jacobs Solutions, Inc.	7,130	933,317
JB Hunt Transport Services, Inc.	3,935	678,119
Johnson Controls International PLC	33,651	2,611,654
L3Harris Technologies, Inc.	4,946	1,176,505
MDU Resources Group, Inc.	43,940	1,204,395
Stanley Black & Decker, Inc.	5,938	653,952
U-Haul Holding Co. (UHAL/B US)	11,575	833,400
Vertiv Holdings Co. Class A	14,814	1,473,845
		16,629,344
Information Technology — 5.7%
Broadcom, Inc.	6,614	1,140,915
Ciena Corp. (a)	14,274	879,136
Cognizant Technology Solutions Corp. Class A	13,008	1,003,957
Littelfuse, Inc.	2,884	764,981
Microchip Technology, Inc.	10,513	844,089
Oracle Corp.	12,046	2,052,638
QUALCOMM, Inc.	6,081	1,034,074
Skyworks Solutions, Inc.	6,905	682,007
		8,401,797
Materials — 8.7%
Air Products & Chemicals, Inc.	13,394	3,987,930
Axalta Coating Systems Ltd. (a)	33,769	1,222,100
CRH PLC	18,222	1,689,908

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
DuPont de Nemours, Inc.	27,345	$2,436,713
Element Solutions, Inc.	38,810	1,054,080
International Flavors & Fragrances, Inc.	10,895	1,143,212
Knife River Corp. (a)	14,442	1,290,970
		12,824,913
Real Estate — 7.9%
COPT Defense Properties	26,110	791,916
CubeSmart	14,964	805,512
Mid-America Apartment Communities, Inc.	16,663	2,647,751
Prologis, Inc.	16,678	2,106,098
Public Storage	9,751	3,548,096
SBA Communications Corp.	2,548	613,304
VICI Properties, Inc.	33,470	1,114,886
		11,627,563
Utilities — 6.9%
CenterPoint Energy, Inc.	33,223	977,421
Entergy Corp.	26,737	3,518,856
Pinnacle West Capital Corp.	33,250	2,945,617
Xcel Energy, Inc.	41,332	2,698,980
		10,140,874

TOTAL COMMON STOCK (Cost $112,083,381)		145,693,190

TOTAL EQUITIES (Cost $112,083,381)		145,693,190

TOTAL LONG-TERM INVESTMENTS (Cost $112,083,381)		145,693,190

SHORT-TERM INVESTMENTS — 3.6%
Investment of Cash Collateral from Securities Loaned — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,921,792	2,921,792

	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (d)	$2,385,737	2,385,737

TOTAL SHORT-TERM INVESTMENTS (Cost $5,307,529)		5,307,529

TOTAL INVESTMENTS — 102.2% (Cost $117,390,910) (e)		151,000,719

Other Assets/(Liabilities) — (2.2)%		(3,179,206)

NET ASSETS — 100.0%		$147,821,513

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $4,184,813 or 2.83% of net assets. The Fund received $1,369,653 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,385,838. Collateralized by U.S. Government Agency obligations with rates ranging from 0.750% - 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $2,433,727.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML International Equity Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.4%
Australia — 1.4%
Brambles Ltd.	40,700	$536,471
Glencore PLC	245,144	1,403,824
Rio Tinto PLC	18,649	1,321,670
		3,261,965
Belgium — 1.0%
Anheuser-Busch InBev SA	12,235	810,647
KBC Group NV	13,287	1,057,171
Liberty Global Ltd. Class A (a)	29,100	614,301
		2,482,119
Canada — 3.1%
Canadian National Railway Co.	16,133	1,889,981
Intact Financial Corp.	6,630	1,273,105
Open Text Corp. (b)	40,700	1,354,811
Suncor Energy, Inc. (SU CN)	36,887	1,361,528
Toronto-Dominion Bank	24,530	1,551,115
		7,430,540
China — 2.7%
Alibaba Group Holding Ltd.	115,040	1,529,073
NetEase, Inc.	73,000	1,364,386
Prosus NV (PRX NA)	36,116	1,561,985
Tencent Holdings Ltd.	36,800	2,060,538
		6,515,982
Denmark — 2.9%
Carlsberg AS Class B	17,127	2,040,552
DSV AS	6,080	1,261,708
Novo Nordisk AS Class B	30,150	3,590,059
		6,892,319
France — 15.5%
Accor SA	26,400	1,147,493
Air Liquide SA	24,180	4,670,010
Airbus SE	10,195	1,492,821
BNP Paribas SA	37,076	2,544,315
Capgemini SE	19,531	4,230,752
Cie de Saint-Gobain SA	25,260	2,302,446
Cie Generale des Etablissements Michelin SCA Class A	37,835	1,536,138
Danone SA	8,620	627,679
Dassault Systemes SE	26,978	1,070,612
Edenred SE	79,601	3,019,641

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engie SA	127,602	$2,204,296
EssilorLuxottica SA	10,401	2,464,622
Kering SA	7,745	2,218,318
Legrand SA	13,548	1,562,308
LVMH Moet Hennessy Louis Vuitton SE	4,129	3,171,131
Pernod Ricard SA	15,683	2,370,483
Publicis Groupe SA	3,126	342,084
Worldline SA (a) (b) (c)	66,900	487,612
		37,462,761
Germany — 14.0%
adidas AG	2,870	759,694
Allianz SE Registered	4,290	1,407,670
Bayer AG Registered	83,494	2,819,857
Bayerische Motoren Werke AG	22,455	1,980,428
Beiersdorf AG	19,916	2,997,198
Brenntag SE	14,610	1,089,236
Continental AG	36,335	2,350,651
Daimler Truck Holding AG	37,290	1,394,396
Deutsche Boerse AG	13,939	3,268,725
Fresenius Medical Care AG	47,841	2,034,554
Fresenius SE & Co. KGaA (a)	42,800	1,629,857
Henkel AG & Co. KGaA	6,665	566,888
Mercedes Benz Group AG	28,818	1,862,695
Merck KGaA	14,614	2,573,123
MTU Aero Engines AG	3,312	1,032,293
SAP SE	19,902	4,520,962
Siemens AG Registered	5,435	1,097,601
thyssenkrupp AG	83,574	323,286
		33,709,114
Hong Kong — 2.2%
AIA Group Ltd.	297,800	2,633,386
Prudential PLC	287,992	2,686,548
		5,319,934
India — 1.0%
Axis Bank Ltd.	35,282	519,747
HDFC Bank Ltd. ADR	31,593	1,976,458
		2,496,205
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT	869,400	397,541
Ireland — 0.6%
AIB Group PLC	268,821	1,540,991
Israel — 0.7%
Check Point Software Technologies Ltd. (a)	8,645	1,666,842
Italy — 3.7%
Eni SpA (b)	109,263	1,671,805
Intesa Sanpaolo SpA	918,898	3,933,188
Ryanair Holdings PLC Sponsored ADR	73,863	3,337,108
		8,942,101

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Japan — 12.0%
Daikin Industries Ltd.	16,600	$2,330,958
Denso Corp.	134,900	2,007,984
Fujitsu Ltd.	39,400	808,286
Hitachi Ltd.	190,200	5,024,837
Hoya Corp.	9,100	1,260,088
Komatsu Ltd.	31,500	873,779
Kose Corp.	14,800	958,930
Kyocera Corp.	113,200	1,313,429
Mitsubishi Electric Corp.	115,500	1,861,376
Olympus Corp.	100,300	1,903,652
Seven & i Holdings Co. Ltd.	118,200	1,770,066
Shin-Etsu Chemical Co. Ltd.	49,500	2,070,438
SMC Corp.	3,200	1,423,928
Sony Group Corp.	119,000	2,311,151
Terumo Corp.	81,200	1,531,655
ZOZO, Inc. (b)	39,500	1,435,585
		28,886,142
Luxembourg — 0.5%
Eurofins Scientific SE	18,800	1,191,540
Netherlands — 2.5%
Akzo Nobel NV	18,635	1,314,394
EXOR NV	9,505	1,018,715
ING Groep NV Series N	156,392	2,844,506
Koninklijke Ahold Delhaize NV	23,600	815,426
		5,993,041
Portugal — 0.5%
Galp Energia SGPS SA	65,395	1,227,879
Republic of Korea — 1.0%
NAVER Corp.	9,280	1,208,288
Samsung Electronics Co. Ltd. GDR (c)	1,045	1,225,190
		2,433,478
Singapore — 0.9%
DBS Group Holdings Ltd.	74,460	2,211,428
Spain — 1.1%
Amadeus IT Group SA	36,551	2,638,181
Sweden — 1.0%
Sandvik AB	29,000	648,010
SKF AB Class B	48,100	956,868
Volvo AB Class B	30,470	805,525
		2,410,403
Switzerland — 7.8%
Cie Financiere Richemont SA Registered Class A	24,379	3,865,102
Julius Baer Group Ltd.	16,025	965,546
Novartis AG Registered	34,575	3,980,128
Schindler Holding AG	1,495	438,317
Sika AG Registered	4,013	1,331,389
Sonova Holding AG Registered	3,855	1,384,690

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Swatch Group AG (b)	5,399	$1,158,561
UBS Group AG Registered	95,445	2,946,857
Zurich Insurance Group AG	4,508	2,719,356
		18,789,946
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	17,965	3,119,982
United Kingdom — 10.0%
Ashtead Group PLC	11,170	867,029
Bunzl PLC	3,500	165,586
Compass Group PLC	128,435	4,115,095
Diageo PLC	62,767	2,190,068
Lloyds Banking Group PLC	2,379,984	1,868,825
London Stock Exchange Group PLC	16,248	2,221,605
Reckitt Benckiser Group PLC	23,180	1,419,492
RELX PLC	64,112	3,029,018
Rolls-Royce Holdings PLC (a)	342,497	2,418,819
Schroders PLC	297,507	1,391,715
Smith & Nephew PLC	53,700	834,862
Smiths Group PLC	24,200	543,536
Tesco PLC	334,640	1,604,365
WPP PLC	137,192	1,402,056
		24,072,071
United States — 9.8%
CNH Industrial NV	246,453	2,735,628
Experian PLC	63,659	3,353,684
Holcim AG	4,024	393,435
Linde PLC (LIN US)	3,667	1,748,646
Nestle SA Registered	37,504	3,779,767
Qiagen NV	30,044	1,351,099
Roche Holding AG	14,681	4,699,604
Schneider Electric SE	19,293	5,104,196
Smurfit WestRock PLC	10,400	513,968
		23,680,027

TOTAL COMMON STOCK (Cost $209,327,646)		234,772,532

PREFERRED STOCK — 0.5%
Republic of Korea — 0.5%
Samsung Electronics Co. Ltd. 2.130%
	30,300	1,184,173

TOTAL PREFERRED STOCK (Cost $1,457,489)		1,184,173

TOTAL EQUITIES (Cost $210,785,135)		235,956,705

TOTAL LONG-TERM INVESTMENTS (Cost $210,785,135)		235,956,705

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.8%

Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	529,301	$529,301

	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (e)	$3,733,059	3,733,059

TOTAL SHORT-TERM INVESTMENTS (Cost $4,262,360)		4,262,360

TOTAL INVESTMENTS — 99.7% (Cost $215,047,495) (f)		240,219,065

Other Assets/(Liabilities) — 0.3%		702,845

NET ASSETS — 100.0%		$240,921,910

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $4,636,890 or 1.92% of net assets. The Fund received $4,373,775 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $1,712,802 or 0.71% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $3,733,217. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $3,807,942.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Large Cap Growth Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Communication Services — 21.5%
Alphabet, Inc. Class A	58,822	$9,755,629
Alphabet, Inc. Class C	19,800	3,310,362
Meta Platforms, Inc. Class A	30,016	17,182,359
Netflix, Inc. (a)	15,918	11,290,160
Walt Disney Co.	56,965	5,479,463
		47,017,973
Consumer Discretionary — 18.5%
Alibaba Group Holding Ltd. Sponsored ADR	18,565	1,970,118
Amazon.com, Inc. (a)	70,133	13,067,882
NIKE, Inc. Class B	27,397	2,421,895
Starbucks Corp.	37,802	3,685,317
Tesla, Inc. (a)	61,691	16,140,216
Yum China Holdings, Inc.	18,149	817,068
Yum! Brands, Inc.	15,512	2,167,181
		40,269,677
Consumer Staples — 2.4%
Monster Beverage Corp. (a)	101,738	5,307,671
Financials — 8.9%
Block, Inc. (a)	28,495	1,912,870
FactSet Research Systems, Inc.	5,906	2,715,874
PayPal Holdings, Inc. (a)	25,842	2,016,451
SEI Investments Co.	33,643	2,327,759
Visa, Inc. Class A	37,567	10,329,047
		19,302,001
Health Care — 12.6%
Illumina, Inc. (a)	16,759	2,185,541
Intuitive Surgical, Inc. (a)	6,843	3,361,761
Novartis AG Sponsored ADR (b)	22,416	2,578,288
Novo Nordisk AS Sponsored ADR	33,697	4,012,302
Regeneron Pharmaceuticals, Inc. (a)	4,423	4,649,635
Roche Holding AG Sponsored ADR (b)	50,990	2,037,050
Thermo Fisher Scientific, Inc.	5,229	3,234,503
Vertex Pharmaceuticals, Inc. (a)	11,891	5,530,266
		27,589,346
Industrials — 5.8%
Boeing Co. (a)	56,163	8,539,022
Deere & Co.	2,763	1,153,083

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Expeditors International of Washington, Inc.	22,415	$2,945,331
		12,637,436
Information Technology — 29.6%
Autodesk, Inc. (a)	22,605	6,227,225
Microsoft Corp.	24,127	10,381,848
NVIDIA Corp.	166,568	20,228,018
Oracle Corp.	67,961	11,580,554
QUALCOMM, Inc.	21,695	3,689,235
Salesforce, Inc.	22,694	6,211,575
Shopify, Inc. Class A (a)	55,091	4,414,993
Workday, Inc. Class A (a)	7,877	1,925,218
		64,658,666

TOTAL COMMON STOCK (Cost $143,985,775)		216,782,770

TOTAL EQUITIES (Cost $143,985,775)		216,782,770

TOTAL LONG-TERM INVESTMENTS (Cost $143,985,775)		216,782,770

SHORT-TERM INVESTMENTS — 1.7%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,057,060	2,057,060

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (d)	$1,736,758	1,736,758

TOTAL SHORT-TERM INVESTMENTS (Cost $3,793,818)		3,793,818

TOTAL INVESTMENTS — 101.0% (Cost $147,779,593) (e)		220,576,588

Other Assets/(Liabilities) — (1.0)%		(2,252,159)

NET ASSETS — 100.0%		$218,324,429

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $2,917,398 or 1.34% of net assets. The Fund received $928,556 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,736,831. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $1,771,681.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Volatility Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Communication Services — 8.8%
Alphabet, Inc. Class A (a)	11,790	$1,955,372
Alphabet, Inc. Class C (a)	10,336	1,728,076
AT&T, Inc. (a)	14,781	325,182
Charter Communications, Inc. Class A (a) (b)	210	68,057
Comcast Corp. Class A (a)	7,974	333,074
Electronic Arts, Inc. (a)	521	74,732
Fox Corp. Class A (a)	381	16,128
Fox Corp. Class B (a)	321	12,455
Interpublic Group of Cos., Inc. (a)	850	26,886
Live Nation Entertainment, Inc. (a) (b)	319	34,927
Match Group, Inc. (a) (b)	612	23,158
Meta Platforms, Inc. Class A (a)	4,535	2,596,015
Netflix, Inc. (a) (b)	889	630,541
News Corp. Class A (a)	418	11,131
News Corp. Class B (a)	511	14,282
Omnicom Group, Inc. (a)	412	42,597
Paramount Global Class B (a)	1,014	10,769
T-Mobile US, Inc. (a)	1,012	208,836
Take-Two Interactive Software, Inc. (a) (b)	329	50,571
Verizon Communications, Inc. (a)	8,775	394,085
Walt Disney Co. (a)	3,818	367,253
Warner Bros Discovery, Inc. (a) (b)	4,696	38,742
		8,962,869
Consumer Discretionary — 10.0%
Airbnb, Inc. Class A (a) (b)	919	116,538
Amazon.com, Inc. (a) (b)	19,390	3,612,939
Aptiv PLC (a) (b)	590	42,486
AutoZone, Inc. (a) (b)	36	113,401
Bath & Body Works, Inc. (a)	510	16,279
Best Buy Co., Inc. (a)	410	42,353
Booking Holdings, Inc. (a)	69	290,636
BorgWarner, Inc. (a)	509	18,472
Caesars Entertainment, Inc. (a) (b)	454	18,950
CarMax, Inc. (a) (b)	349	27,006
Carnival Corp. (a) (b)	2,127	39,307
Chipotle Mexican Grill, Inc. (a) (b)	2,807	161,739
Darden Restaurants, Inc. (a)	239	39,227
Deckers Outdoor Corp. (a) (b)	336	53,575
Domino's Pizza, Inc. (a)	73	31,400
DR Horton, Inc. (a)	616	117,514
eBay, Inc. (a)	1,045	68,040
Expedia Group, Inc. (a) (b)	275	40,706
Ford Motor Co. (a)	8,391	88,609
Garmin Ltd. (a)	335	58,970
General Motors Co. (a)	2,287	102,549

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Genuine Parts Co. (a)	278	$38,831
Hasbro, Inc. (a)	276	19,960
Hilton Worldwide Holdings, Inc. (a)	524	120,782
Home Depot, Inc. (a)	2,053	831,876
Las Vegas Sands Corp. (a)	796	40,071
Lennar Corp. Class A (a)	517	96,927
LKQ Corp. (a)	535	21,357
Lowe's Cos., Inc. (a)	1,172	317,436
Lululemon Athletica, Inc. (a) (b)	236	64,039
Marriott International, Inc. Class A (a)	494	122,808
McDonald's Corp. (a)	1,481	450,979
MGM Resorts International (a) (b)	515	20,131
Mohawk Industries, Inc. (a) (b)	120	19,282
NIKE, Inc. Class B (a)	2,464	217,818
Norwegian Cruise Line Holdings Ltd. (a) (b)	976	20,018
NVR, Inc. (a) (b)	6	58,871
O'Reilly Automotive, Inc. (a) (b)	125	143,950
Pool Corp. (a)	81	30,521
PulteGroup, Inc. (a)	419	60,139
Ralph Lauren Corp. (a)	85	16,479
Ross Stores, Inc. (a)	689	103,701
Royal Caribbean Cruises Ltd. (a)	502	89,035
Starbucks Corp. (a)	2,329	227,054
Tapestry, Inc. (a)	507	23,819
Tesla, Inc. (a) (b)	5,757	1,506,204
TJX Cos., Inc. (a)	2,324	273,163
Tractor Supply Co. (a)	228	66,332
Ulta Beauty, Inc. (a) (b)	100	38,912
Wynn Resorts Ltd. (a)	211	20,231
Yum! Brands, Inc. (a)	590	82,429
		10,243,851
Consumer Staples — 5.8%
Altria Group, Inc. (a)	3,614	184,459
Archer-Daniels-Midland Co. (a)	954	56,992
Brown-Forman Corp. Class B (a)	358	17,614
Bunge Global SA (a)	321	31,021
Campbell Soup Co. (a)	325	15,899
Church & Dwight Co., Inc. (a)	528	55,292
Clorox Co. (a)	276	44,963
Coca-Cola Co. (a)	8,125	583,862
Colgate-Palmolive Co. (a)	1,702	176,685
Conagra Brands, Inc. (a)	945	30,731
Constellation Brands, Inc. Class A (a)	329	84,780
Costco Wholesale Corp. (a)	919	814,712
Dollar General Corp. (a)	461	38,987
Dollar Tree, Inc. (a) (b)	429	30,167
Estee Lauder Cos., Inc. Class A (a)	484	48,250
General Mills, Inc. (a)	1,210	89,358
Hershey Co. (a)	316	60,602
Hormel Foods Corp. (a)	709	22,475
J.M. Smucker Co. (a)	215	26,037
Kellanova (a)	544	43,906
Kenvue, Inc. (a)	3,909	90,415
Keurig Dr. Pepper, Inc. (a)	2,192	82,156
Kimberly-Clark Corp. (a)	692	98,458
Kraft Heinz Co. (a)	1,700	59,687
Kroger Co. (a)	1,441	82,569

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lamb Weston Holdings, Inc. (a)	286	$18,516
McCormick & Co., Inc. (a)	556	45,759
Molson Coors Beverage Co. Class B (a)	382	21,973
Mondelez International, Inc. Class A (a)	2,847	209,738
Monster Beverage Corp. (a) (b)	1,457	76,012
PepsiCo, Inc. (a)	2,822	479,881
Philip Morris International, Inc. (a)	3,197	388,116
Procter & Gamble Co. (a)	4,874	844,177
Sysco Corp. (a)	1,044	81,495
Target Corp. (a)	968	150,872
Tyson Foods, Inc. Class A (a)	619	36,868
Walgreens Boots Alliance, Inc. (a)	1,705	15,277
Walmart, Inc. (a)	8,976	724,812
		5,963,573
Energy — 3.3%
APA Corp. (a)	701	17,146
Baker Hughes Co. (a)	2,120	76,638
Chevron Corp. (a)	3,511	517,065
ConocoPhillips (a)	2,369	249,408
Coterra Energy, Inc. (a)	1,668	39,949
Devon Energy Corp. (a)	1,391	54,416
Diamondback Energy, Inc. (a)	365	62,926
EOG Resources, Inc. (a)	1,148	141,124
EQT Corp. (a)	1,163	42,612
Exxon Mobil Corp. (a)	9,208	1,079,362
Halliburton Co. (a)	1,837	53,365
Hess Corp. (a)	607	82,430
Kinder Morgan, Inc. (a)	4,207	92,933
Marathon Oil Corp. (a)	1,086	28,920
Marathon Petroleum Corp. (a)	681	110,942
Occidental Petroleum Corp. (a)	1,411	72,723
ONEOK, Inc. (a)	1,211	110,358
Phillips 66 (a)	905	118,962
Schlumberger NV (a)	2,987	125,305
Targa Resources Corp. (a)	461	68,233
Valero Energy Corp. (a)	688	92,901
Williams Cos., Inc. (a)	2,524	115,220
		3,352,938
Financials — 12.7%
Aflac, Inc. (a)	999	111,688
Allstate Corp. (a)	566	107,342
American Express Co. (a)	1,158	314,050
American International Group, Inc. (a)	1,384	101,350
Ameriprise Financial, Inc. (a)	207	97,251
Aon PLC Class A (a)	446	154,312
Arch Capital Group Ltd. (a) (b)	786	87,938
Arthur J Gallagher & Co. (a)	449	126,335
Assurant, Inc. (a)	89	17,699
Bank of America Corp. (a)	14,222	564,329
Bank of New York Mellon Corp. (a)	1,568	112,676
Berkshire Hathaway, Inc. Class B (a) (b)	3,803	1,750,369
BlackRock, Inc. (a)	295	280,105
Blackstone, Inc. (a)	1,525	233,523
Brown & Brown, Inc. (a)	473	49,003
Capital One Financial Corp. (a)	819	122,629

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cboe Global Markets, Inc. (a)	238	$48,759
Charles Schwab Corp. (a)	3,170	205,448
Chubb Ltd. (a)	771	222,349
Cincinnati Financial Corp. (a)	347	47,234
Citigroup, Inc. (a)	4,054	253,780
Citizens Financial Group, Inc. (a)	903	37,086
CME Group, Inc. (a)	762	168,135
Corpay, Inc. (a) (b)	142	44,412
Discover Financial Services (a)	508	71,267
Erie Indemnity Co. Class A (a)	49	26,451
Everest Group Ltd. (a)	98	38,399
FactSet Research Systems, Inc. (a)	78	35,868
Fidelity National Information Services, Inc. (a)	1,191	99,746
Fifth Third Bancorp (a)	1,519	65,074
Fiserv, Inc. (a) (b)	1,158	208,035
Franklin Resources, Inc. (a)	675	13,601
Global Payments, Inc. (a)	541	55,409
Globe Life, Inc. (a)	145	15,357
Goldman Sachs Group, Inc. (a)	646	319,841
Hartford Financial Services Group, Inc. (a)	579	68,096
Huntington Bancshares, Inc. (a)	2,788	40,984
Intercontinental Exchange, Inc. (a)	1,235	198,390
Invesco Ltd. (a)	598	10,501
Jack Henry & Associates, Inc. (a)	162	28,599
JP Morgan Chase & Co. (a)	5,905	1,245,128
KeyCorp. (a)	1,841	30,837
KKR & Co., Inc. (a)	1,388	181,245
Loews Corp. (a)	382	30,197
M&T Bank Corp. (a)	324	57,711
MarketAxess Holdings, Inc. (a)	77	19,727
Marsh & McLennan Cos., Inc. (a)	1,029	229,560
Mastercard, Inc. Class A (a)	1,719	848,842
MetLife, Inc. (a)	1,183	97,574
Moody's Corp. (a)	313	148,547
Morgan Stanley (a)	2,613	272,379
MSCI, Inc. (a)	164	95,601
Nasdaq, Inc. (a)	794	57,970
Northern Trust Corp. (a)	350	31,511
PayPal Holdings, Inc. (a) (b)	2,090	163,083
PNC Financial Services Group, Inc. (a)	798	147,510
Principal Financial Group, Inc. (a)	467	40,115
Progressive Corp. (a)	1,230	312,125
Prudential Financial, Inc. (a)	740	89,614
Raymond James Financial, Inc. (a)	361	44,208
Regions Financial Corp. (a)	1,556	36,301
S&P Global, Inc. (a)	679	350,785
State Street Corp. (a)	595	52,640
Synchrony Financial (a)	743	37,061
T. Rowe Price Group, Inc. (a)	444	48,365
Travelers Cos., Inc. (a)	481	112,612
Truist Financial Corp. (a)	2,797	119,628
US Bancorp (a)	3,354	153,378
Visa, Inc. Class A (a)	3,454	949,677
W. R. Berkley Corp. (a)	706	40,051
Wells Fargo & Co. (a)	7,032	397,238
Willis Towers Watson PLC (a)	211	62,146
		13,056,786

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 11.5%
Abbott Laboratories (a)	3,643	$415,338
AbbVie, Inc. (a)	3,664	723,567
Agilent Technologies, Inc. (a)	626	92,948
Align Technology, Inc. (a) (b)	146	37,131
Amgen, Inc. (a)	1,124	362,164
Baxter International, Inc. (a)	1,042	39,565
Becton Dickinson & Co. (a)	610	147,071
Bio-Techne Corp. (a)	363	29,015
Biogen, Inc. (a) (b)	313	60,672
Boston Scientific Corp. (a) (b)	3,018	252,908
Bristol-Myers Squibb Co. (a)	4,238	219,274
Cardinal Health, Inc. (a)	516	57,028
Catalent, Inc. (a) (b)	377	22,835
Cencora, Inc. (a)	355	79,903
Centene Corp. (a) (b)	1,128	84,916
Charles River Laboratories International, Inc. (a) (b)	116	22,849
Cigna Group (a)	576	199,549
The Cooper Cos., Inc. (a) (b)	448	49,432
CVS Health Corp. (a)	2,617	164,557
Danaher Corp. (a)	1,320	366,986
DaVita, Inc. (a) (b)	106	17,377
Dexcom, Inc. (a) (b)	846	56,716
Edwards Lifesciences Corp. (a) (b)	1,248	82,356
Elevance Health, Inc. (a)	478	248,560
Eli Lilly & Co. (a)	1,638	1,451,170
GE HealthCare Technologies, Inc. (a) (b)	896	84,090
Gilead Sciences, Inc. (a)	2,602	218,152
HCA Healthcare, Inc. (a)	381	154,850
Henry Schein, Inc. (a) (b)	261	19,027
Hologic, Inc. (a) (b)	442	36,005
Humana, Inc. (a)	255	80,769
IDEXX Laboratories, Inc. (a) (b)	165	83,361
Incyte Corp. (a) (b)	320	21,152
Insulet Corp. (a) (b)	148	34,447
Intuitive Surgical, Inc. (a) (b)	742	364,522
IQVIA Holdings, Inc. (a) (b)	342	81,044
Johnson & Johnson (a)	4,988	808,355
Labcorp Holdings, Inc. (a)	182	40,673
McKesson Corp. (a)	269	132,999
Medtronic PLC (a)	2,620	235,879
Merck & Co., Inc. (a)	5,256	596,871
Mettler-Toledo International, Inc. (a) (b)	43	64,487
Moderna, Inc. (a) (b)	709	47,382
Molina Healthcare, Inc. (a) (b)	126	43,415
Pfizer, Inc. (a)	11,886	343,981
Quest Diagnostics, Inc. (a)	214	33,224
Regeneron Pharmaceuticals, Inc. (a) (b)	219	230,222
ResMed, Inc. (a)	310	75,677
Revvity, Inc. (a)	273	34,876
Solventum Corp. (a) (b)	285	19,870
STERIS PLC (a)	206	49,963
Stryker Corp. (a)	719	259,746
Teleflex, Inc. (a)	106	26,216
Thermo Fisher Scientific, Inc. (a)	796	492,382
UnitedHealth Group, Inc. (a)	1,916	1,120,247
Universal Health Services, Inc. Class B (a)	121	27,710
Vertex Pharmaceuticals, Inc. (a) (b)	533	247,888

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Viatris, Inc. (a)	2,292	$26,610
Waters Corp. (a) (b)	123	44,266
West Pharmaceutical Services, Inc. (a)	144	43,223
Zimmer Biomet Holdings, Inc. (a)	399	43,072
Zoetis, Inc. (a)	930	181,703
		11,732,243
Industrials — 8.4%
3M Co. (a)	1,165	159,255
A.O. Smith Corp. (a)	241	21,649
Allegion PLC (a)	194	28,274
Amentum Holdings, Inc. (b)	280	9,030
AMETEK, Inc. (a)	480	82,421
Automatic Data Processing, Inc. (a)	831	229,963
Axon Enterprise, Inc. (a) (b)	147	58,741
Boeing Co. (a) (b)	1,207	183,512
Broadridge Financial Solutions, Inc. (a)	262	56,338
Builders FirstSource, Inc. (a) (b)	250	48,465
C.H. Robinson Worldwide, Inc. (a)	274	30,241
Carrier Global Corp. (a)	1,770	142,467
Caterpillar, Inc. (a)	999	390,729
Cintas Corp. (a)	717	147,616
Copart, Inc. (a) (b)	1,814	95,054
CSX Corp. (a)	4,064	140,330
Cummins, Inc. (a)	297	96,166
Dayforce, Inc. (a) (b) (c)	314	19,233
Deere & Co. (a)	539	224,941
Delta Air Lines, Inc. (a)	1,369	69,532
Dover Corp. (a)	272	52,153
Eaton Corp. PLC (a)	833	276,090
Emerson Electric Co. (a)	1,230	134,525
Equifax, Inc. (a)	254	74,640
Expeditors International of Washington, Inc. (a)	318	41,785
Fastenal Co. (a)	1,241	88,632
FedEx Corp. (a)	465	127,261
Fortive Corp. (a)	750	59,198
GE Vernova, Inc. (a) (b)	575	146,613
Generac Holdings, Inc. (a) (b)	124	19,701
General Dynamics Corp. (a)	526	158,957
General Electric Co. (a)	2,240	422,419
Honeywell International, Inc. (a)	1,328	274,511
Howmet Aerospace, Inc. (a)	796	79,799
Hubbell, Inc. (a)	115	49,260
Huntington Ingalls Industries, Inc. (a)	90	23,794
IDEX Corp. (a)	161	34,535
Illinois Tool Works, Inc. (a)	537	140,732
Ingersoll Rand, Inc. (a)	831	81,571
Jacobs Solutions, Inc. (a)	280	36,652
JB Hunt Transport Services, Inc. (a)	169	29,124
Johnson Controls International PLC (a)	1,399	108,576
L3Harris Technologies, Inc. (a)	410	97,527
Leidos Holdings, Inc. (a)	297	48,411
Lockheed Martin Corp. (a)	443	258,960
Masco Corp. (a)	439	36,850
Nordson Corp. (a)	120	31,516
Norfolk Southern Corp. (a)	480	119,280
Northrop Grumman Corp. (a)	290	153,140
Old Dominion Freight Line, Inc. (a)	372	73,894

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Otis Worldwide Corp. (a)	810	$84,191
PACCAR, Inc. (a)	1,053	103,910
Parker-Hannifin Corp. (a)	259	163,641
Paychex, Inc. (a)	661	88,700
Paycom Software, Inc. (a)	100	16,657
Pentair PLC (a)	337	32,955
Quanta Services, Inc. (a)	306	91,234
Republic Services, Inc. (a)	415	83,349
Rockwell Automation, Inc. (a)	239	64,162
Rollins, Inc. (a)	651	32,928
RTX Corp. (a)	2,814	340,944
Snap-on, Inc. (a)	105	30,420
Southwest Airlines Co. (a)	1,243	36,830
Stanley Black & Decker, Inc. (a)	310	34,140
Textron, Inc. (a)	371	32,863
Trane Technologies PLC (a)	458	178,038
TransDigm Group, Inc. (a)	114	162,693
Uber Technologies, Inc. (a) (b)	4,384	329,501
Union Pacific Corp. (a)	1,273	313,769
United Airlines Holdings, Inc. (a) (b)	736	41,996
United Parcel Service, Inc. Class B (a)	1,459	198,920
United Rentals, Inc. (a)	132	106,884
Veralto Corp. (a)	467	52,239
Verisk Analytics, Inc. (a)	297	79,584
W.W. Grainger, Inc. (a)	92	95,571
Waste Management, Inc. (a)	759	157,568
Westinghouse Air Brake Technologies Corp. (a)	355	64,528
Xylem, Inc. (a)	525	70,891
		8,603,169
Information Technology — 31.3%
Accenture PLC Class A (a)	1,315	464,826
Adobe, Inc. (a) (b)	918	475,322
Advanced Micro Devices, Inc. (a) (b)	3,353	550,160
Akamai Technologies, Inc. (a) (b)	276	27,862
Amphenol Corp. Class A (a)	2,558	166,679
Analog Devices, Inc. (a)	1,033	237,766
ANSYS, Inc. (a) (b)	184	58,628
Apple, Inc. (a)	31,583	7,358,839
Applied Materials, Inc. (a)	1,701	343,687
Arista Networks, Inc. (a) (b)	540	207,263
Autodesk, Inc. (a) (b)	442	121,762
Broadcom, Inc. (a)	9,662	1,666,695
Cadence Design Systems, Inc. (a) (b)	575	155,842
CDW Corp. (a)	276	62,459
Cisco Systems, Inc. (a)	8,463	450,401
Cognizant Technology Solutions Corp. Class A (a)	1,057	81,579
Corning, Inc. (a)	1,587	71,653
Crowdstrike Holdings, Inc. Class A (a) (b)	489	137,150
Dell Technologies, Inc. Class C (a)	588	69,702
Enphase Energy, Inc. (a) (b)	287	32,437
EPAM Systems, Inc. (a) (b)	107	21,296
F5, Inc. (a) (b)	102	22,460
Fair Isaac Corp. (a) (b)	51	99,120
First Solar, Inc. (a) (b)	227	56,623
Fortinet, Inc. (a) (b)	1,357	105,235
Gartner, Inc. (a) (b)	163	82,602
Gen Digital, Inc. (a)	1,143	31,352

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
GoDaddy, Inc. Class A (a) (b)	299	$46,877
Hewlett Packard Enterprise Co. (a)	2,733	55,917
HP, Inc. (a)	1,872	67,149
Intel Corp. (a)	8,817	206,847
International Business Machines Corp. (a)	1,903	420,715
Intuit, Inc. (a)	586	363,906
Jabil, Inc. (a)	254	30,437
Juniper Networks, Inc. (a)	628	24,479
Keysight Technologies, Inc. (a) (b)	351	55,784
KLA Corp. (a)	285	220,707
Lam Research Corp. (a)	271	221,158
Microchip Technology, Inc. (a)	1,057	84,867
Micron Technology, Inc. (a)	2,319	240,503
Microsoft Corp. (a)	15,435	6,641,681
Monolithic Power Systems, Inc. (a)	101	93,375
Motorola Solutions, Inc. (a)	352	158,270
NetApp, Inc. (a)	420	51,874
NVIDIA Corp. (a)	51,093	6,204,734
NXP Semiconductors NV (a)	544	130,565
ON Semiconductor Corp. (a) (b)	928	67,382
Oracle Corp. (a)	3,314	564,706
Palantir Technologies, Inc. Class A (a) (b)	4,160	154,752
Palo Alto Networks, Inc. (a) (b)	668	228,322
PTC, Inc. (a) (b)	265	47,875
Qorvo, Inc. (a) (b)	194	20,040
QUALCOMM, Inc. (a)	2,341	398,087
Roper Technologies, Inc. (a)	219	121,860
Salesforce, Inc. (a)	2,002	547,967
Seagate Technology Holdings PLC (a)	401	43,922
ServiceNow, Inc. (a) (b)	424	379,221
Skyworks Solutions, Inc. (a)	329	32,495
Super Micro Computer, Inc. (a) (b)	107	44,555
Synopsys, Inc. (a) (b)	323	163,564
TE Connectivity PLC (a) (b)	621	93,765
Teledyne Technologies, Inc. (a) (b)	86	37,639
Teradyne, Inc. (a)	310	41,518
Texas Instruments, Inc. (a)	1,887	389,798
Trimble, Inc. (a) (b)	563	34,957
Tyler Technologies, Inc. (a) (b)	91	53,119
VeriSign, Inc. (a) (b)	165	31,343
Western Digital Corp. (a) (b)	708	48,349
Zebra Technologies Corp. Class A (a) (b)	105	38,884
		32,063,365
Materials — 2.2%
Air Products & Chemicals, Inc. (a)	450	133,983
Albemarle Corp. (a) (c)	238	22,541
Amcor PLC (a)	3,035	34,387
Avery Dennison Corp. (a)	187	41,282
Ball Corp. (a)	645	43,802
Celanese Corp. (a)	201	27,328
CF Industries Holdings, Inc. (a)	372	31,918
Corteva, Inc. (a)	1,443	84,834
Dow, Inc. (a)	1,368	74,734
DuPont de Nemours, Inc. (a)	885	78,862
Eastman Chemical Co. (a)	242	27,092
Ecolab, Inc. (a)	531	135,580
FMC Corp. (a)	254	16,749

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Freeport-McMoRan, Inc. (a)	3,024	$150,958
International Flavors & Fragrances, Inc. (a)	560	58,761
International Paper Co. (a)	732	35,758
Linde PLC (LIN US) (a)	992	473,045
LyondellBasell Industries NV Class A (a)	587	56,293
Martin Marietta Materials, Inc. (a)	129	69,434
Mosaic Co. (a)	720	19,282
Newmont Corp. (NEM US) (a)	2,441	130,471
Nucor Corp. (a)	469	70,510
Packaging Corp. of America (a)	159	34,249
PPG Industries, Inc. (a)	503	66,627
Sherwin-Williams Co. (a)	486	185,492
Smurfit WestRock PLC (a)	974	48,135
Steel Dynamics, Inc. (a)	293	36,941
Vulcan Materials Co. (a)	280	70,120
		2,259,168
Real Estate — 2.3%
Alexandria Real Estate Equities, Inc. (a)	349	41,444
American Tower Corp. (a)	974	226,514
AvalonBay Communities, Inc. (a)	300	67,575
BXP, Inc. (a)	328	26,391
Camden Property Trust (a)	260	32,118
CBRE Group, Inc. Class A (a) (b)	630	78,422
CoStar Group, Inc. (a) (b)	859	64,803
Crown Castle, Inc. (a)	903	107,123
Digital Realty Trust, Inc. (a)	630	101,953
Equinix, Inc. (a)	195	173,088
Equity Residential (a)	722	53,760
Essex Property Trust, Inc. (a)	122	36,041
Extra Space Storage, Inc. (a)	460	82,887
Federal Realty Investment Trust (a)	55	6,323
Healthpeak Properties, Inc. (a)	1,582	36,180
Host Hotels & Resorts, Inc. (a)	1,224	21,542
Invitation Homes, Inc. (a)	1,109	39,103
Iron Mountain, Inc. (a)	620	73,675
Kimco Realty Corp. (a)	1,452	33,716
Mid-America Apartment Communities, Inc. (a)	241	38,295
Prologis, Inc. (a)	1,892	238,922
Public Storage (a)	345	125,535
Realty Income Corp. (a)	1,779	112,824
Regency Centers Corp. (a)	293	21,163
SBA Communications Corp. (a)	219	52,713
Simon Property Group, Inc. (a)	653	110,370
UDR, Inc. (a)	640	29,018
Ventas, Inc. (a)	810	51,945
VICI Properties, Inc. (a)	2,099	69,918
Welltower, Inc. (a)	1,196	153,124
Weyerhaeuser Co. (a)	1,492	50,519
		2,357,004
Utilities — 2.5%
AES Corp. (a)	1,400	28,084
Alliant Energy Corp. (a)	481	29,192
Ameren Corp. (a)	613	53,613
American Electric Power Co., Inc. (a)	1,078	110,603
American Water Works Co., Inc. (a)	428	62,591

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Atmos Energy Corp. (a)	302	$41,890
CenterPoint Energy, Inc. (a)	1,254	36,893
CMS Energy Corp. (a)	454	32,066
Consolidated Edison, Inc. (a)	664	69,142
Constellation Energy Corp. (a)	646	167,973
Dominion Energy, Inc. (a)	1,813	104,773
DTE Energy Co. (a)	450	57,785
Duke Energy Corp. (a)	1,605	185,057
Edison International (a)	816	71,065
Entergy Corp. (a)	502	66,068
Evergy, Inc. (a)	381	23,626
Eversource Energy (a)	811	55,189
Exelon Corp. (a)	1,879	76,193
FirstEnergy Corp. (a)	1,189	52,732
NextEra Energy, Inc. (a)	4,250	359,252
NiSource, Inc. (a)	1,069	37,041
NRG Energy, Inc. (a)	420	38,262
PG&E Corp. (a)	4,783	94,560
Pinnacle West Capital Corp. (a)	241	21,350
PPL Corp. (a)	1,387	45,882
Public Service Enterprise Group, Inc. (a)	1,052	93,849
Sempra (a)	1,384	115,744
Southern Co. (a)	2,276	205,250
Vistra Corp. (a)	704	83,452
WEC Energy Group, Inc. (a)	646	62,132
Xcel Energy, Inc. (a)	1,133	73,985
		2,555,294

TOTAL COMMON STOCK (Cost $54,137,476)		101,150,260

TOTAL EQUITIES (Cost $54,137,476)		101,150,260

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp.
5.000% 8/01/49 (a) (d) (e)	$359,000	—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

TOTAL PURCHASED OPTIONS(#) — 0.6% (Cost $1,028,838)		621,475

	Number of Shares
RIGHTS — 0.0%
Health Care — 0.0%
Abiomed, Inc., CVR (a) (b) (d) (e)	136	—

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL RIGHTS (Cost $139)		$—

TOTAL LONG-TERM INVESTMENTS (Cost $55,166,453)		101,771,735

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (f)	$1,663,797	1,663,797

TOTAL SHORT-TERM INVESTMENTS (Cost $1,663,797)		1,663,797

TOTAL INVESTMENTS — 101.0% (Cost $56,830,250) (g)		103,435,532

Other Assets/(Liabilities) — (1.0)%		(1,036,078)

NET ASSETS — 100.0%		$102,399,454

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged/held as collateral for open derivatives.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $32,136 or 0.03% of net assets. The Fund received $32,804 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Maturity value of $1,663,867. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $1,697,122.
(g)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	11/15/24	5,150.00	25	USD	12,875,000	$50,250	$121,613	$(71,363)
S&P 500 Index	11/15/24	5,200.00	25	USD	13,000,000	56,300	113,637	(57,337)
S&P 500 Index	12/20/24	4,950.00	25	USD	12,375,000	69,550	199,438	(129,888)
S&P 500 Index	12/20/24	5,050.00	25	USD	12,625,000	75,000	139,588	(64,588)
S&P 500 Index	12/20/24	5,300.00	25	USD	13,250,000	126,125	138,462	(12,337)
S&P 500 Index	1/17/25	5,050.00	25	USD	12,625,000	111,750	166,663	(54,913)
S&P 500 Index	1/17/25	5,200.00	25	USD	13,000,000	132,500	149,437	(16,937)
						$621,475	$1,028,838	$(407,363)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
S&P 500 Index	10/18/24	5,650.00	19	USD	10,735,000	$(275,690)	$(159,003)	$(116,687)
S&P 500 Index	10/18/24	5,850.00	20	USD	11,700,000	(52,980)	(86,470)	33,490
S&P 500 Index	10/18/24	5,875.00	19	USD	11,162,500	(35,720)	(86,910)	51,190
S&P 500 Index	10/18/24	5,900.00	19	USD	11,210,000	(24,833)	(87,999)	63,166
S&P 500 Index	11/15/24	5,650.00	20	USD	11,300,000	(392,280)	(259,310)	(132,970)
S&P 500 Index	11/15/24	5,700.00	19	USD	10,830,000	(327,674)	(194,360)	(133,314)
S&P 500 Index	11/15/24	5,900.00	20	USD	11,800,000	(125,080)	(98,618)	(26,462)
S&P 500 Index	12/20/24	5,900.00	20	USD	11,800,000	(209,480)	(200,530)	(8,950)
S&P 500 Index	12/20/24	6,000.00	19	USD	11,400,000	(119,244)	(99,825)	(19,419)
						$(1,562,981)	$(1,273,025)	$(289,956)

Currency Legend

USD	U.S. Dollar

MML Mid Cap Growth Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.3%
Communication Services — 6.5%
Liberty Media Corp-Liberty Formula One Class C (a)	60,317	$4,670,345
Match Group, Inc. (a) (b)	39,495	1,494,491
New York Times Co. Class A	26,500	1,475,255
Pinterest, Inc. Class A (a)	79,541	2,574,742
Reddit, Inc. Class A (a) (b)	11,970	789,063
Roku, Inc. (a)	8,000	597,280
Spotify Technology SA (a)	4,800	1,768,944
Take-Two Interactive Software, Inc. (a) (b)	15,455	2,375,588
Trade Desk, Inc. Class A (a)	55,600	6,096,540
		21,842,248
Consumer Discretionary — 11.4%
Bath & Body Works, Inc.	38,377	1,224,994
Birkenstock Holding PLC (a)	15,157	747,089
Bright Horizons Family Solutions, Inc. (a)	9,000	1,261,170
Burlington Stores, Inc. (a)	8,843	2,329,954
Domino's Pizza, Inc.	9,702	4,173,218
DraftKings, Inc. Class A (a)	132,687	5,201,330
Five Below, Inc. (a)	13,400	1,183,890
Hilton Worldwide Holdings, Inc.	14,600	3,365,300
Lululemon Athletica, Inc. (a)	2,400	651,240
O'Reilly Automotive, Inc. (a)	2,084	2,399,934
On Holding AG, Class A (a)	38,783	1,944,967
Planet Fitness, Inc. Class A (a) (b)	15,700	1,275,154
Ross Stores, Inc.	37,447	5,636,148
Tractor Supply Co.	2,185	635,682
Ulta Beauty, Inc. (a)	4,899	1,906,299
Viking Holdings Ltd. (a)	32,130	1,121,016
Yum! Brands, Inc.	23,607	3,298,134
		38,355,519
Consumer Staples — 4.0%
Boston Beer Co., Inc. Class A (a)	1,594	460,889
Casey's General Stores, Inc.	6,300	2,366,973
Constellation Brands, Inc. Class A	4,400	1,133,836
Dollar General Corp.	5,374	454,479
Dollar Tree, Inc. (a)	35,829	2,519,496
elf Beauty, Inc. (a) (b)	10,674	1,163,786
Freshpet, Inc. (a)	14,313	1,957,589
Maplebear, Inc. (a)	15,900	647,766
McCormick & Co., Inc.	11,700	962,910
Reynolds Consumer Products, Inc.	31,800	988,980
TreeHouse Foods, Inc. (a) (b)	18,607	781,122
		13,437,826

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.4%
Cheniere Energy, Inc.	39,440	$7,092,889
Chesapeake Energy Corp. (b)	13,500	1,110,375
EQT Corp.	59,200	2,169,088
Range Resources Corp.	27,100	833,596
TechnipFMC PLC	98,008	2,570,750
Weatherford International PLC	10,400	883,168
		14,659,866
Financials — 8.8%
ARES Management Corp. Class A	26,994	4,206,745
Assurant, Inc.	15,600	3,102,216
Axis Capital Holdings Ltd.	11,600	923,476
Cboe Global Markets, Inc.	10,200	2,089,674
Corpay, Inc. (a)	7,200	2,251,872
Intercontinental Exchange, Inc.	14,000	2,248,960
KKR & Co., Inc.	3,500	457,030
Markel Group, Inc. (a)	550	862,719
MarketAxess Holdings, Inc.	8,000	2,049,600
Nasdaq, Inc.	36,888	2,693,193
Raymond James Financial, Inc.	15,700	1,922,622
Toast, Inc., Class A (a) (b)	47,200	1,336,232
TPG, Inc.	6,000	345,360
Tradeweb Markets, Inc. Class A	41,111	5,084,197
		29,573,896
Health Care — 20.5%
Acadia Healthcare Co., Inc. (a) (b)	23,800	1,509,158
Agilent Technologies, Inc.	31,400	4,662,272
Alcon, Inc.	25,000	2,501,750
Align Technology, Inc. (a)	17,560	4,465,859
Alnylam Pharmaceuticals, Inc. (a)	19,772	5,437,893
Apellis Pharmaceuticals, Inc. (a)	9,550	275,422
Argenx SE ADR (a)	1,823	988,212
Ascendis Pharma AS ADR (a)	5,782	863,310
Avantor, Inc. (a) (b)	157,900	4,084,873
Biogen, Inc. (a)	10,100	1,957,784
Bruker Corp.	36,058	2,490,165
The Cooper Cos., Inc. (a)	26,900	2,968,146
CRISPR Therapeutics AG (a) (b)	8,175	384,061
Cytokinetics, Inc. (a) (b)	16,100	850,080
Enovis Corp. (a)	25,978	1,118,353
Exact Sciences Corp. (a) (b)	33,958	2,313,219
Hologic, Inc. (a)	83,100	6,769,326
ICON PLC (a)	6,480	1,861,769
Insmed, Inc. (a)	2,074	151,402
Ionis Pharmaceuticals, Inc. (a) (b)	42,216	1,691,173
Mettler-Toledo International, Inc. (a)	990	1,484,703
Molina Healthcare, Inc. (a)	6,100	2,101,816
Natera, Inc. (a)	16,012	2,032,723
Penumbra, Inc. (a)	225	43,720
Quidelortho Corp. (a) (b)	25,733	1,173,425
Sarepta Therapeutics, Inc. (a)	7,220	901,706
Teleflex, Inc.	22,740	5,624,057
Vaxcyte, Inc. (a)	6,530	746,183
Veeva Systems, Inc. Class A (a)	32,365	6,792,443

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
West Pharmaceutical Services, Inc.	2,835	$850,954
		69,095,957
Industrials — 15.2%
Axon Enterprise, Inc. (a)	6,854	2,738,858
Broadridge Financial Solutions, Inc.	10,400	2,236,312
Builders FirstSource, Inc. (a)	8,439	1,635,985
BWX Technologies, Inc.	43,097	4,684,644
Clean Harbors, Inc. (a)	14,554	3,517,847
Equifax, Inc.	10,700	3,144,302
Esab Corp.	24,683	2,624,050
Ferguson Enterprises, Inc.	6,400	1,270,848
Fortive Corp.	37,071	2,926,014
GE Vernova, Inc. (a)	6,199	1,580,621
Howmet Aerospace, Inc.	5,000	501,250
IDEX Corp.	6,600	1,415,700
Ingersoll Rand, Inc.	39,600	3,887,136
ITT, Inc.	2,000	299,020
JB Hunt Transport Services, Inc.	20,400	3,515,532
Paylocity Holding Corp. (a)	14,283	2,356,266
Quanta Services, Inc.	3,000	894,450
Southwest Airlines Co. (b)	4,000	118,520
Textron, Inc.	49,593	4,392,948
TransUnion	14,203	1,487,054
UL Solutions, Inc. Class A	7,092	349,636
United Rentals, Inc.	2,270	1,838,087
Veralto Corp.	12,800	1,431,808
Verisk Analytics, Inc.	5,500	1,473,780
Waste Connections, Inc.	5,300	947,746
		51,268,414
Information Technology — 20.3%
Amphenol Corp. Class A	22,100	1,440,036
Aspen Technology, Inc. (a) (b)	7,932	1,894,320
Atlassian Corp. Class A (a)	7,100	1,127,551
CCC Intelligent Solutions Holdings, Inc. (a)	200,201	2,212,221
CDW Corp.	19,593	4,433,896
Cognex Corp. (b)	21,200	858,600
Coherent Corp. (a)	23,914	2,126,194
Crowdstrike Holdings, Inc. Class A (a)	1,310	367,416
Fair Isaac Corp. (a)	1,400	2,720,928
Fortinet, Inc. (a)	26,400	2,047,320
Gartner, Inc. (a)	6,247	3,165,730
HubSpot, Inc. (a)	5,381	2,860,539
Keysight Technologies, Inc. (a)	16,000	2,542,880
Lattice Semiconductor Corp. (a) (b)	60,500	3,210,735
Littelfuse, Inc. (b)	1,600	424,400
Marvell Technology, Inc.	126,474	9,121,305
Microchip Technology, Inc.	71,300	5,724,677
MongoDB, Inc. (a)	8,660	2,341,231
Monolithic Power Systems, Inc.	3,611	3,338,369
NXP Semiconductors NV	5,400	1,296,054
Onestream, Inc. (a)	8,870	300,693
PTC, Inc. (a)	34,521	6,236,564
Pure Storage, Inc. Class A (a)	24,600	1,235,904
Roper Technologies, Inc.	1,250	695,550
Silicon Laboratories, Inc. (a) (b)	16,323	1,886,449

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tyler Technologies, Inc. (a)	5,800	$3,385,576
Zoom Video Communications, Inc. Class A (a)	20,200	1,408,748
		68,403,886
Materials — 4.1%
Avery Dennison Corp.	15,700	3,465,932
Ball Corp.	64,947	4,410,551
Martin Marietta Materials, Inc.	6,260	3,369,445
RPM International, Inc.	9,700	1,173,700
Sealed Air Corp.	37,500	1,361,250
		13,780,878
Real Estate — 1.1%
CoStar Group, Inc. (a)	19,954	1,505,330
SBA Communications Corp.	9,484	2,282,799
		3,788,129

TOTAL COMMON STOCK (Cost $248,611,947)		324,206,619

PREFERRED STOCK — 0.2%
Consumer Discretionary — 0.0%
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $159,220)
(a) (c) (d) (e)	7,638	31,239
Health Care — 0.0%
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $271,366)
(a) (c) (d) (e)	33,502	121,947
Industrials — 0.0%
Sila Nanotechnologies, Inc., Series F, (Acquired 1/07/21, Cost $407,982)
(a) (c) (d) (e)	9,885	193,289
Information Technology — 0.1%
Databricks, Inc., Series H, (Acquired 8/31/21, Cost $185,327)
(a) (c) (d) (e)	2,522	220,347
Materials — 0.1%
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $200,090)
(a) (c) (d) (e)	4,221	217,466

TOTAL PREFERRED STOCK (Cost $1,223,984)		784,288

TOTAL EQUITIES (Cost $249,835,931)		324,990,907

TOTAL LONG-TERM INVESTMENTS (Cost $249,835,931)		324,990,907

SHORT-TERM INVESTMENTS — 3.8%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	245,146	245,146
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	112	112

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (g)	$12,434,095	$12,434,095

TOTAL SHORT-TERM INVESTMENTS (Cost $12,679,353)		12,679,353

TOTAL INVESTMENTS — 100.3% (Cost $262,515,284) (h)		337,670,260

Other Assets/(Liabilities) — (0.3)%		(944,673)

NET ASSETS — 100.0%		$336,725,587

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $28,717,812 or 8.53% of net assets. The Fund received $29,026,879 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $784,288 or 0.23% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $784,288 or 0.23% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $12,434,620. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity dates ranging from 4/30/26 - 5/31/26, and an aggregate market value, including accrued interest, of $12,683,149.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Mid Cap Value Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 98.5%
Communication Services — 2.6%
BCE, Inc. (a)	57,301	$1,992,157
Fox Corp. Class B	19,468	755,358
Interpublic Group of Cos., Inc.	110,731	3,502,422
Omnicom Group, Inc.	5,991	619,410
		6,869,347
Consumer Discretionary — 2.2%
Aptiv PLC (b)	17,196	1,238,284
BorgWarner, Inc.	43,282	1,570,704
Darden Restaurants, Inc.	9,200	1,509,996
Mohawk Industries, Inc. (b)	9,206	1,479,220
		5,798,204
Consumer Staples — 10.6%
Conagra Brands, Inc.	176,802	5,749,601
Dollar Tree, Inc. (b)	29,712	2,089,348
General Mills, Inc.	43,259	3,194,677
Heineken NV (a)	23,969	2,125,257
Kenvue, Inc.	128,237	2,966,122
Kimberly-Clark Corp.	25,346	3,606,229
Koninklijke Ahold Delhaize NV	128,626	4,444,278
Pernod Ricard SA	17,685	2,673,085
Reckitt Benckiser Group PLC	25,694	1,573,444
		28,422,041
Energy — 5.6%
Baker Hughes Co.	89,287	3,227,725
Coterra Energy, Inc.	78,309	1,875,500
Enterprise Products Partners LP (c)	181,628	5,287,191
EQT Corp.	62,898	2,304,583
Occidental Petroleum Corp.	48,091	2,478,610
		15,173,609
Financials — 16.0%
Aflac, Inc.	7,770	868,686
AllianceBernstein Holding LP (c)	29,270	1,021,230
Allstate Corp.	25,739	4,881,401
Bank of New York Mellon Corp.	68,106	4,894,097
Commerce Bancshares, Inc.	33,354	1,981,228
Edenred SE	35,986	1,365,118
First Hawaiian, Inc.	58,158	1,346,358
Hanover Insurance Group, Inc.	17,145	2,539,346
Northern Trust Corp.	61,795	5,563,404
PNC Financial Services Group, Inc.	6,758	1,249,216

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Reinsurance Group of America, Inc.	6,163	$1,342,733
T. Rowe Price Group, Inc.	27,560	3,002,111
Truist Financial Corp.	80,947	3,462,103
US Bancorp	79,805	3,649,483
Westamerica BanCorp	28,060	1,386,725
Willis Towers Watson PLC	14,714	4,333,714
		42,886,953
Health Care — 16.2%
Becton Dickinson & Co.	14,526	3,502,219
Cardinal Health, Inc.	30,804	3,404,458
Cencora, Inc.	2,948	663,536
Centene Corp. (b)	31,950	2,405,196
DENTSPLY SIRONA, Inc.	60,327	1,632,449
Envista Holdings Corp. (b)	89,250	1,763,580
GE HealthCare Technologies, Inc. (b)	29,172	2,737,792
Henry Schein, Inc. (b)	76,350	5,565,915
Hologic, Inc. (b)	23,552	1,918,546
Labcorp Holdings, Inc.	14,832	3,314,655
Medtronic PLC	24,609	2,215,548
Quest Diagnostics, Inc.	28,010	4,348,552
Universal Health Services, Inc. Class B	8,883	2,034,296
Zimmer Biomet Holdings, Inc.	74,349	8,025,975
		43,532,717
Industrials — 15.0%
Atkore, Inc.	5,793	490,899
Beacon Roofing Supply, Inc. (b)	35,315	3,052,275
Bunzl PLC	45,062	2,131,892
CSX Corp.	53,207	1,837,238
Cummins, Inc.	4,199	1,359,594
Dover Corp.	3,570	684,512
Emerson Electric Co.	44,778	4,897,370
Huntington Ingalls Industries, Inc.	7,434	1,965,401
Johnson Controls International PLC	17,079	1,325,501
L3Harris Technologies, Inc.	8,012	1,905,814
MSC Industrial Direct Co., Inc. Class A	41,362	3,559,614
Norfolk Southern Corp.	15,642	3,887,037
Oshkosh Corp.	29,840	2,990,266
Republic Services, Inc.	5,131	1,030,510
Southwest Airlines Co. (a)	108,173	3,205,166
Timken Co.	16,470	1,388,256
Vinci SA	27,133	3,174,562
Weir Group PLC	49,210	1,426,102
		40,312,009
Information Technology — 5.9%
Amdocs Ltd.	39,730	3,475,580
Cognizant Technology Solutions Corp. Class A	21,508	1,659,987
F5, Inc. (b)	12,811	2,820,982
HP, Inc.	90,660	3,251,974
Juniper Networks, Inc.	26,571	1,035,738
ON Semiconductor Corp. (b)	17,501	1,270,748
TE Connectivity PLC (b)	14,546	2,196,301
		15,711,310

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 3.0%
Akzo Nobel NV	35,047	$2,471,991
Graphic Packaging Holding Co.	97,106	2,873,367
Packaging Corp. of America	12,858	2,769,613
		8,114,971
Real Estate — 9.1%
Agree Realty Corp.	32,996	2,485,589
Equity Residential	47,418	3,530,744
Essex Property Trust, Inc.	5,513	1,628,650
Healthpeak Properties, Inc.	88,873	2,032,525
Public Storage	7,817	2,844,372
Realty Income Corp.	70,218	4,453,226
Regency Centers Corp.	34,787	2,512,665
Ventas, Inc.	39,412	2,527,492
VICI Properties, Inc.	69,198	2,304,985
		24,320,248
Utilities — 12.3%
CMS Energy Corp.	4,519	319,177
Duke Energy Corp.	21,934	2,528,990
Edison International	52,597	4,580,673
Evergy, Inc.	57,762	3,581,822
Eversource Energy	57,807	3,933,766
Northwestern Energy Group, Inc.	84,255	4,821,071
ONE Gas, Inc.	36,859	2,743,047
Spire, Inc.	40,250	2,708,422
WEC Energy Group, Inc.	38,149	3,669,171
Xcel Energy, Inc.	60,779	3,968,869
		32,855,008

TOTAL COMMON STOCK (Cost $249,749,093)		263,996,417

PREFERRED STOCK — 0.7%
Consumer Staples — 0.7%
Henkel AG & Co. KGaA 2.197%
	20,708	1,945,775

TOTAL PREFERRED STOCK (Cost $1,420,336)		1,945,775

TOTAL EQUITIES (Cost $251,169,429)		265,942,192

TOTAL LONG-TERM INVESTMENTS (Cost $251,169,429)		265,942,192

SHORT-TERM INVESTMENTS — 1.7%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	48,575	48,575

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (e)	$4,428,275	$4,428,275

TOTAL SHORT-TERM INVESTMENTS (Cost $4,476,850)		4,476,850

TOTAL INVESTMENTS — 100.9% (Cost $255,646,279) (f)		270,419,042

Other Assets/(Liabilities) — (0.9)%		(2,531,079)

NET ASSETS — 100.0%		$267,887,963

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $6,954,837 or 2.60% of net assets. The Fund received $7,236,523 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $4,428,461. Collateralized by U.S. Government Agency obligations with a rate of 0.750%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $4,516,840.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/20/24	GBP	87,880	USD	117,659	(189)
Bank of America N.A.	12/20/24	USD	2,282,758	GBP	1,713,139	(7,216)
Bank of America N.A.	12/20/24	USD	1,750,430	CAD	2,358,039	3,343
Citibank N.A.	12/20/24	USD	3,873,822	EUR	3,469,054	(137)
Goldman Sachs & Co.	12/20/24	USD	2,283,443	GBP	1,713,139	(6,530)
Goldman Sachs & Co.	12/20/24	USD	3,871,048	EUR	3,469,054	(2,910)
JP Morgan Chase Bank N.A.	12/20/24	USD	3,873,528	EUR	3,469,054	(430)
UBS AG	12/20/24	USD	4,261,849	EUR	3,819,432	(3,383)
						$(17,452)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MML Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Communication Services — 3.3%
Cargurus, Inc. (a)	54,546	$1,638,016
Cinemark Holdings, Inc. (a)	35,814	997,062
Criteo SA Sponsored ADR (a)	21,232	854,375
New York Times Co. Class A	19,322	1,075,656
Ziff Davis, Inc. (a) (b)	10,400	506,064
		5,071,173
Consumer Discretionary — 11.3%
Abercrombie & Fitch Co. Class A (a)	4,632	648,017
Acushnet Holdings Corp. (b)	8,549	544,999
American Eagle Outfitters, Inc.	38,576	863,717
Boot Barn Holdings, Inc. (a)	9,860	1,649,381
Carter's, Inc.	8,614	559,738
Century Communities, Inc.	6,449	664,118
Champion Homes, Inc. (a)	25,845	2,451,398
Crocs, Inc. (a)	4,863	704,211
Dutch Bros, Inc. Class A (a)	12,463	399,190
European Wax Center, Inc. Class A (a) (b)	7,532	51,217
Genius Sports Ltd. (a) (b)	107,849	845,536
Global-e Online Ltd. (a) (b)	16,642	639,718
Goodyear Tire & Rubber Co. (a)	61,332	542,788
H&R Block, Inc.	18,176	1,155,085
Modine Manufacturing Co. (a)	6,220	825,954
Patrick Industries, Inc. (b)	5,396	768,228
Shake Shack, Inc. Class A (a)	7,793	804,315
Steven Madden Ltd. (b)	16,102	788,837
Stride, Inc. (a)	6,477	552,553
Visteon Corp. (a)	4,961	472,486
Wingstop, Inc.	2,383	991,519
YETI Holdings, Inc. (a)	14,559	597,356
		17,520,361
Consumer Staples — 2.2%
BellRing Brands, Inc. (a)	19,521	1,185,315
elf Beauty, Inc. (a) (b)	4,727	515,385
Freshpet, Inc. (a)	6,657	910,478
Simply Good Foods Co. (a)	21,338	741,922
		3,353,100
Energy — 4.8%
Cactus, Inc. Class A	20,827	1,242,747
Gulfport Energy Corp. (a)	6,414	970,759
Magnolia Oil & Gas Corp. Class A	29,522	720,927
Seadrill Ltd. (a)	29,585	1,175,708

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sitio Royalties Corp. Class A (b)	32,197	$670,986
Viper Energy, Inc.	59,666	2,691,533
		7,472,660
Financials — 11.1%
Ameris Bancorp	18,224	1,136,995
Assured Guaranty Ltd.	11,127	884,819
Banner Corp.	16,235	966,957
Cadence Bank	58,363	1,858,862
HA Sustainable Infrastructure Capital, Inc. (b)	57,883	1,995,227
Hamilton Lane, Inc. Class A (b)	3,912	658,742
Hancock Whitney Corp.	19,649	1,005,439
Kemper Corp.	10,078	617,277
MGIC Investment Corp.	29,153	746,317
National Bank Holdings Corp. Class A (b)	25,131	1,058,015
PJT Partners, Inc. Class A (b)	14,603	1,947,164
PRA Group, Inc. (a)	35,566	795,256
Seacoast Banking Corp. of Florida	35,138	936,428
SiriusPoint Ltd. (a)	63,583	911,780
StepStone Group, Inc. Class A	12,773	725,890
UMB Financial Corp.	9,213	968,378
		17,213,546
Health Care — 20.8%
Acadia Healthcare Co., Inc. (a) (b)	21,478	1,361,920
Akero Therapeutics, Inc. (a)	24,947	715,729
Alignment Healthcare, Inc. (a)	39,681	469,029
Apellis Pharmaceuticals, Inc. (a)	12,748	367,652
Apogee Therapeutics, Inc. (a)	12,253	719,741
Avidity Biosciences, Inc. (a)	19,833	910,930
Axsome Therapeutics, Inc. (a)	4,395	394,979
Blueprint Medicines Corp. (a)	6,756	624,930
Celldex Therapeutics, Inc. (a)	15,536	528,069
Crinetics Pharmaceuticals, Inc. (a)	22,213	1,135,084
Cytokinetics, Inc. (a)	15,046	794,429
Disc Medicine, Inc. (a) (b)	13,714	673,906
Evolent Health, Inc. Class A (a) (b)	27,040	764,691
Geron Corp. (a)	83,521	379,185
Glaukos Corp. (a)	9,153	1,192,453
Globus Medical, Inc. Class A (a)	11,010	787,655
Haemonetics Corp. (a) (b)	22,601	1,816,668
HealthEquity, Inc. (a)	9,436	772,337
Hims & Hers Health, Inc. (a)	40,949	754,280
Immatics NV (a)	48,279	550,863
Immunocore Holdings PLC ADR (a)	4,891	152,257
Insmed, Inc. (a)	8,854	646,342
Inspire Medical Systems, Inc. (a) (b)	4,080	861,084
Intellia Therapeutics, Inc. (a)	6,978	143,398
Intra-Cellular Therapies, Inc. (a)	8,404	614,921
Kymera Therapeutics, Inc. (a)	13,811	653,675
Longboard Pharmaceuticals, Inc. (a)	9,971	332,333
Merus NV (a)	15,610	779,876
Myriad Genetics, Inc. (a)	27,473	752,485
Nurix Therapeutics, Inc. (a)	32,113	721,579
Nuvalent, Inc., Class A (a)	2,250	230,175
PROCEPT BioRobotics Corp. (a)	31,515	2,524,982
Prothena Corp. PLC (a) (b)	4,575	76,540

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PTC Therapeutics, Inc. (a)	8,468	$314,163
REVOLUTION Medicines, Inc. (a)	22,977	1,042,007
Rocket Pharmaceuticals, Inc. (a) (b)	29,776	549,963
Savara, Inc. (a)	58,295	247,171
Spyre Therapeutics, Inc. (a) (b)	11,042	324,745
Structure Therapeutics, Inc. ADR (a) (b)	11,811	518,385
Surgery Partners, Inc. (a)	23,324	751,966
Syndax Pharmaceuticals, Inc. (a)	18,604	358,127
TransMedics Group, Inc. (a)	4,747	745,279
Twist Bioscience Corp. (a)	9,211	416,153
Ultragenyx Pharmaceutical, Inc. (a)	6,757	375,351
Vaxcyte, Inc. (a)	10,147	1,159,498
Veracyte, Inc. (a)	11,640	396,226
Verona Pharma PLC ADR (a) (b)	13,511	388,711
Xenon Pharmaceuticals, Inc. (a)	8,621	339,409
		32,131,331
Industrials — 24.1%
Acuity Brands, Inc.	2,854	785,963
Air Lease Corp.	19,177	868,526
Ameresco, Inc. Class A (a) (b)	28,859	1,094,910
Applied Industrial Technologies, Inc.	10,331	2,305,156
Aris Water Solutions, Inc. Class A	19,388	327,076
Atmus Filtration Technologies, Inc.	22,517	845,063
AZEK Co., Inc. (a)	57,307	2,681,968
Boise Cascade Co.	6,964	981,785
Casella Waste Systems, Inc. Class A (a)	12,562	1,249,793
Comfort Systems USA, Inc.	2,457	959,090
Curtiss-Wright Corp.	5,285	1,737,127
Enpro, Inc.	5,800	940,644
ESCO Technologies, Inc.	2,600	335,348
Exlservice Holdings, Inc. (a)	40,635	1,550,225
Flowserve Corp.	20,590	1,064,297
Fluor Corp. (a)	69,530	3,317,276
GATX Corp.	5,838	773,243
Hayward Holdings, Inc. (a)	3,600	55,224
Helios Technologies, Inc.	8,939	426,390
Kennametal, Inc. (b)	20,928	542,663
Kirby Corp. (a)	10,269	1,257,234
Leonardo DRS, Inc. (a)	26,963	760,896
ManpowerGroup, Inc.	8,319	611,613
McGrath RentCorp	6,634	698,428
Middleby Corp. (a)	4,441	617,876
NEXTracker, Inc. Class A (a)	12,315	461,566
Rush Enterprises, Inc. Class A	40,582	2,143,947
RXO, Inc. (a) (b)	27,255	763,140
Ryder System, Inc.	6,888	1,004,270
Shoals Technologies Group, Inc. Class A (a)	102,978	577,707
TriNet Group, Inc.	6,712	650,863
Verra Mobility Corp. (a)	103,499	2,878,307
Zurn Elkay Water Solutions Corp. (b)	54,830	1,970,590
		37,238,204
Information Technology — 11.8%
AvePoint, Inc. (a)	80,397	946,273
Belden, Inc.	8,782	1,028,636
Calix, Inc. (a)	8,419	326,573

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cirrus Logic, Inc. (a)	5,977	$742,403
Clearwater Analytics Holdings, Inc. Class A (a)	38,007	959,677
Crane NXT Co. (b)	14,177	795,330
Credo Technology Group Holding Ltd. (a)	17,186	529,329
CyberArk Software Ltd. (a)	4,603	1,342,281
DoubleVerify Holdings, Inc. (a)	15,287	257,433
ePlus, Inc. (a)	5,924	582,566
Fabrinet (a)	2,037	481,628
FormFactor, Inc. (a)	13,355	614,330
Intapp, Inc. (a)	10,607	507,333
Jamf Holding Corp. (a) (b)	81,779	1,418,866
Manhattan Associates, Inc. (a)	3,206	902,104
MKS Instruments, Inc.	5,346	581,164
Novanta, Inc. (a)	5,713	1,022,170
Power Integrations, Inc.	9,887	633,954
Rambus, Inc. (a)	449	18,957
SentinelOne, Inc. Class A (a)	8,200	196,144
SiTime Corp. (a) (b)	4,126	707,650
Sprout Social, Inc. Class A (a) (b)	31,423	913,467
Squarespace, Inc. Class A (a)	21,163	982,598
Synaptics, Inc. (a)	6,743	523,122
Universal Display Corp.	2,095	439,740
Viavi Solutions, Inc. (a)	84,078	758,383
		18,212,111
Materials — 3.2%
Cabot Corp.	28,659	3,203,216
Graphic Packaging Holding Co. (b)	33,216	982,862
Methanex Corp.	19,176	792,736
		4,978,814
Real Estate — 5.6%
Acadia Realty Trust	18,400	432,032
American Healthcare REIT, Inc.	58,601	1,529,486
Douglas Emmett, Inc. (b)	43,602	766,087
Essential Properties Realty Trust, Inc.	26,375	900,706
Independence Realty Trust, Inc. (b)	38,188	782,854
Phillips Edison & Co., Inc.	46,275	1,745,030
Ryman Hospitality Properties, Inc.	11,239	1,205,271
Terreno Realty Corp.	12,502	835,509
Xenia Hotels & Resorts, Inc.	31,974	472,256
		8,669,231
Utilities — 1.2%
IDACORP, Inc.	9,081	936,160
ONE Gas, Inc. (b)	12,198	907,775
		1,843,935

TOTAL COMMON STOCK (Cost $119,380,482)		153,704,466

TOTAL EQUITIES (Cost $119,380,482)		153,704,466

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.2%

iShares Russell 2000 ETF
(b)	656	$144,904
iShares Russell 2000 Growth ETF
(b)	614	174,376

TOTAL EXCHANGE-TRADED FUNDS (Cost $301,737)		319,280

TOTAL LONG-TERM INVESTMENTS (Cost $119,682,219)		154,023,746

SHORT-TERM INVESTMENTS — 1.6%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	175,878	175,878

	Principal Amount
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (d)	$2,371,004	2,371,004

TOTAL SHORT-TERM INVESTMENTS (Cost $2,546,882)		2,546,882

TOTAL INVESTMENTS — 101.2% (Cost $122,229,101) (e)		156,570,628

Other Assets/(Liabilities) — (1.2)%		(1,870,909)

NET ASSETS — 100.0%		$154,699,719

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $25,058,959 or 16.20% of net assets. The Fund received $25,397,688 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,371,104. Collateralized by U.S. Government Agency obligations with rates ranging from 0.750% - 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $2,418,607.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Company Value Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Communication Services — 1.4%
Cable One, Inc. (a)	1,914	$669,498
Entravision Communications Corp. Class A	106,937	221,360
Townsquare Media, Inc. Class A	5,927	60,218
		951,076
Consumer Discretionary — 12.9%
A-Mark Precious Metals, Inc. (a)	11,195	494,371
Accel Entertainment, Inc. (b)	29,130	338,491
Boyd Gaming Corp.	10,727	693,500
BRP, Inc.	8,274	492,634
Brunswick Corp.	10,608	889,162
Capri Holdings Ltd. (b)	8,435	357,981
Cavco Industries, Inc. (b)	415	177,720
Champion Homes, Inc. (b)	7,075	671,064
Dave & Buster's Entertainment, Inc. (a) (b)	14,578	496,381
M/I Homes, Inc. (b)	883	151,311
MarineMax, Inc. (b)	18,655	657,962
Meritage Home Corp.	2,194	449,924
OneWater Marine, Inc. Class A (a) (b)	15,719	375,841
Penske Automotive Group, Inc.	1,961	318,506
Solo Brands, Inc. Class A (a) (b)	52,978	74,699
Tapestry, Inc.	22,813	1,071,755
Taylor Morrison Home Corp. (b)	4,996	351,019
Topgolf Callaway Brands Corp. (b)	29,358	322,351
Visteon Corp. (b)	4,681	445,818
		8,830,490
Consumer Staples — 3.6%
Edgewell Personal Care Co.	29,411	1,068,796
Spectrum Brands Holdings, Inc.	11,434	1,087,831
Turning Point Brands, Inc.	6,495	280,259
		2,436,886
Energy — 11.6%
Cactus, Inc. Class A (a)	14,758	880,610
ChampionX Corp.	49,776	1,500,746
Chord Energy Corp.	6,562	854,569
Crescent Energy Co. Class A	74,294	813,519
Mach Natural Resources LP	20,757	332,112
Magnolia Oil & Gas Corp. Class A (a)	56,413	1,377,606
Northern Oil & Gas, Inc.	35,130	1,243,953
Permian Resources Corp. (a)	50,187	683,045

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TXO Partners LP	10,011	$198,018
		7,884,178
Financials — 32.7%
Ameris Bancorp	10,417	649,917
Axis Capital Holdings Ltd.	20,094	1,599,683
Axos Financial, Inc. (b)	4,898	307,986
Banc of California, Inc.	25,380	373,847
BankUnited, Inc.	5,218	190,144
Bowhead Specialty Holdings, Inc. (a) (b)	4,546	127,334
Columbia Banking System, Inc. (a)	45,621	1,191,164
Compass Diversified Holdings (a)	51,237	1,133,875
CVB Financial Corp.	49,739	886,349
Euronet Worldwide, Inc. (b)	10,179	1,010,062
EVERTEC, Inc.	41,868	1,418,907
Fidelis Insurance Holdings Ltd.	19,577	353,561
First BanCorp	31,132	659,064
First Interstate BancSystem, Inc. Class A	21,430	657,472
First Merchants Corp.	8,501	316,237
FNB Corp.	108,588	1,532,177
Hamilton Insurance Group Ltd. Class B (b)	20,643	399,236
Home BancShares, Inc.	45,275	1,226,500
Old National Bancorp	98,430	1,836,704
Pacific Premier Bancorp, Inc.	31,584	794,653
Popular, Inc.	8,195	821,713
Provident Financial Services, Inc.	9,388	174,241
Repay Holdings Corp. (b)	37,004	301,953
SouthState Corp.	16,013	1,556,143
StoneX Group, Inc. (b)	2,460	201,425
UMB Financial Corp.	10,785	1,133,611
Valley National Bancorp	15,298	138,600
Webster Financial Corp.	28,546	1,330,529
		22,323,087
Health Care — 3.5%
AMN Healthcare Services, Inc. (a) (b)	3,109	131,791
Embecta Corp.	28,279	398,734
Enovis Corp. (b)	22,101	951,448
Envista Holdings Corp. (a) (b)	36,525	721,734
Patterson Cos., Inc. (a)	7,729	168,801
		2,372,508
Industrials — 17.1%
Atmus Filtration Technologies, Inc.	13,610	510,783
Barrett Business Services, Inc.	1,718	64,442
Beacon Roofing Supply, Inc. (b)	11,998	1,036,987
Brink's Co.	13,568	1,569,004
Deluxe Corp.	15,858	309,072
DIRTT Environmental Solutions (a) (b)	80,290	41,871
DXP Enterprises, Inc. (b)	6,257	333,874
First Advantage Corp. (b)	7,053	140,002
Gates Industrial Corp. PLC (b)	55,145	967,795
GMS, Inc. (b)	14,334	1,298,230
Hillman Solutions Corp. (b)	43,246	456,678
IBEX Holdings Ltd. (b)	10,138	202,557
Korn Ferry	6,795	511,256

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Loomis AB	12,810	$421,093
Luxfer Holdings PLC	6,354	82,284
NV5 Global, Inc. (b)	4,866	454,874
Proficient Auto Logistics, Inc. (b)	11,976	169,820
Science Applications International Corp.	4,459	621,005
Sensata Technologies Holding PLC	9,499	340,634
Tecnoglass, Inc. (a)	6,279	431,116
Timken Co. (a)	18,421	1,552,706
Titan Machinery, Inc. (a) (b)	11,050	153,926
		11,670,009
Information Technology — 6.5%
Amkor Technology, Inc.	12,614	385,988
Avnet, Inc.	18,101	983,065
Axcelis Technologies, Inc. (b)	7,223	757,332
Coherent Corp. (b)	9,332	829,708
Kulicke & Soffa Industries, Inc. (a)	18,302	825,969
Teradata Corp. (b)	21,237	644,331
		4,426,393
Materials — 4.0%
Graphic Packaging Holding Co. (a)	53,441	1,581,319
Ingevity Corp. (b)	9,418	367,302
Minerals Technologies, Inc.	5,477	422,989
Pactiv Evergreen, Inc. (a)	29,415	338,567
		2,710,177
Real Estate — 5.4%
American Healthcare REIT, Inc.	8,948	233,543
Americold Realty Trust, Inc.	17,701	500,407
CareTrust REIT, Inc.	4,223	130,322
EPR Properties	6,980	342,299
Ryman Hospitality Properties, Inc.	9,325	1,000,013
Terreno Realty Corp.	15,915	1,063,599
UMH Properties, Inc.	21,488	422,669
		3,692,852
Utilities — 0.6%
Southwest Gas Holdings, Inc.	5,518	407,008

TOTAL COMMON STOCK (Cost $63,291,692)		67,704,664

TOTAL EQUITIES (Cost $63,291,692)		67,704,664

TOTAL LONG-TERM INVESTMENTS (Cost $63,291,692)		67,704,664

SHORT-TERM INVESTMENTS — 1.4%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	359,706	359,706

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (d)	$567,272	$567,272

TOTAL SHORT-TERM INVESTMENTS (Cost $926,978)		926,978

TOTAL INVESTMENTS — 100.7% (Cost $64,218,670) (e)		68,631,642

Other Assets/(Liabilities) — (0.7)%		(452,544)

NET ASSETS — 100.0%		$68,179,098

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $10,109,776 or 14.83% of net assets. The Fund received $9,921,029 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $567,296. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $578,752.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	12/20/24	USD	362,071	SEK	3,686,846	$(2,375)

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MML Small/Mid Cap Value Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.4%

COMMON STOCK — 100.4%
Communication Services — 1.8%
Criteo SA Sponsored ADR (a)	25,081	$1,009,260
Nexstar Media Group, Inc.	8,324	1,376,373
		2,385,633
Consumer Discretionary — 16.2%
Adient PLC (a)	65,060	1,468,404
ADT, Inc.	231,451	1,673,391
AutoNation, Inc. (a)	8,290	1,483,247
Bath & Body Works, Inc.	47,228	1,507,518
BorgWarner, Inc.	54,296	1,970,402
Brunswick Corp.	19,621	1,644,632
Crocs, Inc. (a)	10,288	1,489,805
Dick's Sporting Goods, Inc.	4,464	931,637
Dine Brands Global, Inc.	20,281	633,376
Group 1 Automotive, Inc.	4,361	1,670,437
PulteGroup, Inc.	8,407	1,206,657
PVH Corp.	13,128	1,323,696
Tapestry, Inc.	34,874	1,638,380
Taylor Morrison Home Corp. (a)	24,074	1,691,439
Viking Holdings Ltd. (a)	43,330	1,511,784
		21,844,805
Consumer Staples — 2.0%
Lamb Weston Holdings, Inc.	13,219	855,798
Nomad Foods Ltd.	94,488	1,800,941
		2,656,739
Energy — 5.1%
Cameco Corp.	42,494	2,029,514
HF Sinclair Corp.	16,906	753,500
Magnolia Oil & Gas Corp. Class A	65,310	1,594,870
Matador Resources Co.	22,470	1,110,467
Northern Oil & Gas, Inc.	40,710	1,441,541
		6,929,892
Financials — 20.1%
American Financial Group, Inc.	14,354	1,932,048
BankUnited, Inc.	41,407	1,508,871
Cboe Global Markets, Inc.	7,014	1,436,958
Comerica, Inc.	30,364	1,819,107
Federated Hermes, Inc.	46,710	1,717,527
First BanCorp	74,902	1,585,675
First Citizens BancShares, Inc. Class A	1,033	1,901,701
First Hawaiian, Inc.	70,650	1,635,548

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hanover Insurance Group, Inc.	10,559	$1,563,893
Kemper Corp.	13,404	820,995
NCR Atleos Corp. (a)	55,224	1,575,541
Stifel Financial Corp.	17,677	1,659,870
Texas Capital Bancshares, Inc. (a)	20,824	1,488,083
Walker & Dunlop, Inc.	15,042	1,708,621
Webster Financial Corp.	30,555	1,424,169
Wintrust Financial Corp.	15,558	1,688,510
Zions Bancorp NA	33,039	1,560,102
		27,027,219
Health Care — 7.1%
AMN Healthcare Services, Inc. (a)	18,153	769,506
Avantor, Inc. (a)	56,380	1,458,551
Encompass Health Corp.	20,554	1,986,338
Integra LifeSciences Holdings Corp. (a)	37,199	675,906
Pediatrix Medical Group, Inc. (a)	78,262	907,056
Revvity, Inc.	14,308	1,827,847
Teleflex, Inc.	7,780	1,924,150
		9,549,354
Industrials — 22.4%
ABM Industries, Inc.	30,816	1,625,852
ArcBest Corp.	16,918	1,834,757
Builders FirstSource, Inc. (a)	9,610	1,862,995
C.H. Robinson Worldwide, Inc.	19,567	2,159,610
Core & Main, Inc. Class A (a)	32,240	1,431,456
Fluor Corp. (a)	33,750	1,610,212
Gates Industrial Corp. PLC (a)	95,780	1,680,939
Herc Holdings, Inc.	9,710	1,548,065
John Bean Technologies Corp.	15,056	1,483,166
MasTec, Inc. (a)	14,953	1,840,714
Middleby Corp. (a)	12,751	1,774,047
MillerKnoll, Inc.	63,983	1,584,219
Oshkosh Corp.	14,515	1,454,548
Pentair PLC	21,040	2,057,502
Regal Rexnord Corp.	10,676	1,770,935
Robert Half, Inc.	24,129	1,626,536
WillScot Holdings Corp. (a)	45,636	1,715,914
WNS Holdings Ltd. (a)	21,659	1,141,646
		30,203,113
Information Technology — 12.4%
ACI Worldwide, Inc. (a)	30,901	1,572,861
Amkor Technology, Inc.	43,320	1,325,592
Avnet, Inc.	26,112	1,418,143
Belden, Inc.	11,264	1,319,352
Calix, Inc. (a)	29,537	1,145,740
CommVault Systems, Inc. (a)	7,396	1,137,875
F5, Inc. (a)	8,640	1,902,528
FormFactor, Inc. (a)	21,564	991,944
Gen Digital, Inc.	55,652	1,526,534
Lumentum Holdings, Inc. (a)	21,313	1,350,818
Synaptics, Inc. (a)	14,935	1,158,657

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TD SYNNEX Corp.	15,017	$1,803,242
		16,653,286
Materials — 3.4%
Avient Corp.	35,031	1,762,760
Berry Global Group, Inc.	19,024	1,293,252
Element Solutions, Inc.	56,427	1,532,557
		4,588,569
Real Estate — 7.7%
Broadstone Net Lease, Inc.	46,338	878,105
CubeSmart	22,605	1,216,827
First Industrial Realty Trust, Inc.	21,024	1,176,924
Independence Realty Trust, Inc.	90,750	1,860,375
Jones Lang LaSalle, Inc. (a)	8,533	2,302,289
Ryman Hospitality Properties, Inc.	12,563	1,347,256
STAG Industrial, Inc.	40,348	1,577,203
		10,358,979
Utilities — 2.2%
IDACORP, Inc.	15,457	1,593,462
Portland General Electric Co.	30,210	1,447,059
		3,040,521

TOTAL COMMON STOCK (Cost $122,174,424)		135,238,110

TOTAL EQUITIES (Cost $122,174,424)		135,238,110

TOTAL LONG-TERM INVESTMENTS (Cost $122,174,424)		135,238,110

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%

Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (b)	$510,882	510,882

TOTAL SHORT-TERM INVESTMENTS (Cost $510,882)		510,882

TOTAL INVESTMENTS — 100.8% (Cost $122,685,306) (c)		135,748,992

Other Assets/(Liabilities) — (0.8)%		(1,060,111)

NET ASSETS — 100.0%		$134,688,881

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $510,903. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $521,177.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Sustainable Equity Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Communication Services — 7.9%
Alphabet, Inc. Class A	35,152	$5,829,959
Liberty Media Corp-Liberty Formula One Class C (a)	2,906	225,012
Meta Platforms, Inc. Class A	6,476	3,707,121
Verizon Communications, Inc.	30,645	1,376,267
Walt Disney Co.	5,747	552,804
		11,691,163
Consumer Discretionary — 9.9%
Airbnb, Inc. Class A (a)	2,119	268,710
Amazon.com, Inc. (a)	26,333	4,906,628
Aptiv PLC (a)	9,685	697,417
CarMax, Inc. (a)	5,321	411,739
Chipotle Mexican Grill, Inc. (a)	10,517	605,989
Deckers Outdoor Corp. (a)	2,802	446,779
Home Depot, Inc.	6,137	2,486,712
LKQ Corp.	15,805	630,936
Tesla, Inc. (a)	5,400	1,412,802
TJX Cos., Inc.	12,824	1,507,333
Tractor Supply Co.	2,948	857,662
YETI Holdings, Inc. (a)	9,831	403,366
		14,636,073
Consumer Staples — 5.4%
Colgate-Palmolive Co.	4,352	451,781
Costco Wholesale Corp.	1,359	1,204,781
Mondelez International, Inc. Class A	14,907	1,098,199
PepsiCo, Inc.	9,677	1,645,574
Procter & Gamble Co.	7,030	1,217,596
Sysco Corp.	15,072	1,176,520
Target Corp.	7,597	1,184,068
		7,978,519
Energy — 3.0%
ConocoPhillips	15,182	1,598,361
EOG Resources, Inc.	12,081	1,485,117
Schlumberger NV	32,640	1,369,248
		4,452,726
Financials — 13.3%
American Express Co.	3,738	1,013,746
Ameriprise Financial, Inc.	1,996	937,741
Bank of America Corp.	32,806	1,301,742
BlackRock, Inc.	1,204	1,143,210
Block, Inc. (a)	6,585	442,051

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intercontinental Exchange, Inc.	4,438	$712,920
JP Morgan Chase & Co.	11,190	2,359,524
Marsh & McLennan Cos., Inc.	4,126	920,469
Mastercard, Inc. Class A	2,537	1,252,771
MetLife, Inc.	9,863	813,500
Morgan Stanley	17,911	1,867,043
Progressive Corp.	4,311	1,093,959
Prudential Financial, Inc.	6,119	741,011
Regions Financial Corp.	52,784	1,231,451
S&P Global, Inc.	3,299	1,704,329
Visa, Inc. Class A	8,034	2,208,948
		19,744,415
Health Care — 12.8%
AbbVie, Inc.	9,716	1,918,716
Agilent Technologies, Inc.	9,551	1,418,133
Amgen, Inc.	1,996	643,131
Bristol-Myers Squibb Co.	6,387	330,463
Cigna Group	3,773	1,307,118
Danaher Corp.	6,738	1,873,299
Dexcom, Inc. (a)	5,173	346,798
Eli Lilly & Co.	1,772	1,569,886
IDEXX Laboratories, Inc. (a)	803	405,692
Intuitive Surgical, Inc. (a)	1,993	979,101
Merck & Co., Inc.	10,861	1,233,375
Novo Nordisk AS Class B	7,499	892,930
Thermo Fisher Scientific, Inc.	2,084	1,289,100
UnitedHealth Group, Inc.	4,987	2,915,799
Vertex Pharmaceuticals, Inc. (a)	1,331	619,021
Zoetis, Inc.	6,516	1,273,096
		19,015,658
Industrials — 8.8%
Cummins, Inc.	3,601	1,165,968
Deere & Co.	1,465	611,388
Eaton Corp. PLC	4,204	1,393,374
FedEx Corp.	2,197	601,275
Ferguson Enterprises, Inc.	3,161	627,680
Honeywell International, Inc.	4,795	991,175
Johnson Controls International PLC	19,589	1,520,302
Lockheed Martin Corp.	952	556,501
Parker-Hannifin Corp.	1,778	1,123,376
Saia, Inc. (a)	544	237,869
Uber Technologies, Inc. (a)	12,131	911,766
Union Pacific Corp.	4,968	1,224,513
United Parcel Service, Inc. Class B	5,194	708,150
United Rentals, Inc.	551	446,161
Xylem, Inc.	6,363	859,196
		12,978,694
Information Technology — 32.5%
Accenture PLC Class A	3,225	1,139,973
Adobe, Inc. (a)	721	373,319
Advanced Micro Devices, Inc. (a)	11,422	1,874,122
Analog Devices, Inc.	6,435	1,481,144
Apple, Inc.	44,555	10,381,315

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Applied Materials, Inc.	5,947	$1,201,591
ASML Holding NV	974	811,974
Broadcom, Inc.	9,276	1,600,110
Cadence Design Systems, Inc. (a)	4,419	1,197,682
CDW Corp.	3,547	802,686
Cisco Systems, Inc.	12,845	683,611
Crowdstrike Holdings, Inc. Class A (a)	1,800	504,846
Dynatrace, Inc. (a)	4,741	253,501
International Business Machines Corp.	5,266	1,164,207
Microsoft Corp.	27,462	11,816,899
Motorola Solutions, Inc.	2,480	1,115,083
NVIDIA Corp.	80,536	9,780,292
Salesforce, Inc.	2,720	744,491
ServiceNow, Inc. (a)	507	453,456
Workday, Inc. Class A (a)	3,359	820,973
		48,201,275
Materials — 2.3%
Ball Corp.	10,703	726,841
Ecolab, Inc.	4,058	1,036,129
Linde PLC (LIN US)	3,396	1,619,416
		3,382,386
Real Estate — 2.2%
Equinix, Inc.	1,200	1,065,156
Prologis, Inc.	17,009	2,147,897
		3,213,053
Utilities — 1.7%
NextEra Energy, Inc.	30,546	2,582,053

TOTAL COMMON STOCK (Cost $97,489,880)		147,876,015

TOTAL EQUITIES (Cost $97,489,880)		147,876,015

EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	344	198,426
TOTAL EXCHANGE-TRADED FUNDS (Cost $196,800)		198,426

TOTAL LONG-TERM INVESTMENTS (Cost $97,686,680)		148,074,441

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (b)	$327,630	327,630

TOTAL SHORT-TERM INVESTMENTS (Cost $327,630)		327,630

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.1% (Cost $98,014,310) (c)		$148,402,071

Other Assets/(Liabilities) — (0.1)%		(132,178)

NET ASSETS — 100.0%		$148,269,893

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $327,644. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $334,255.
(c)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	12/20/24	USD	119,899	EUR	107,371	$(4)
Goldman Sachs & Co.	12/20/24	USD	268,299	EUR	239,982	306
JP Morgan Chase Bank N.A.	12/20/24	USD	194,904	EUR	174,315	243
Morgan Stanley & Co. LLC	12/20/24	DKK	888,448	USD	$133,356	(143)
Morgan Stanley & Co. LLC	12/20/24	USD	896,072	DKK	5,965,458	1,619
UBS AG	12/20/24	USD	119,790	EUR	107,371	(113)
						$1,908

Currency Legend

DKK	Danish Krone
EUR	Euro
USD	U.S. Dollar

MML Total Return Bond Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 113.5%

BANK LOANS — 1.4%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2024 Term Loan I, 3 mo. USD Term SOFR + 2.750%
7.354% VRN 8/24/28	$65,552	$65,509
Beverages — 0.1%
City Brewing Co. LLC
2024 First Lien First Out Roll Up Term Loan, 3 mo. USD Term SOFR + 3.500%
9.063% VRN 4/05/28	32,684	26,474
2024 First Lien Second Out PIK TL, 3 mo. USD Term SOFR + 3.500%
10.563% VRN 4/05/28	64,409	32,849
Naked Juice LLC
Term Loan, 3 mo. USD Term SOFR + 3.250%
7.954% VRN 1/24/29	138,891	113,326
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000%
10.704% VRN 1/24/30	28,134	17,066
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
8.115% VRN 3/31/28	26,401	26,345
		216,060
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.345% VRN 8/18/28	65,778	65,716
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500%
7.445% VRN 5/06/27 (a)	17,744	17,522
		83,238
Commercial Services — 0.0%
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.104% VRN 1/31/31	16,731	16,724
Pre-Paid Legal Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.710% VRN 12/15/28	27,933	27,891
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.256% VRN 3/04/28	41,190	35,904
Trans Union LLC
2024 Term Loan B8, 1 mo. USD Term SOFR + 1.750%
6.595% VRN 6/24/31	13,879	13,847
2024 Term Loan B7, 1 mo. USD Term SOFR + 2.000%
6.845% VRN 12/01/28	31,926	31,891
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000%
8.955% VRN 11/02/27	23,789	22,957
		149,214

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.0%
Indy US Bidco LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.750%
9.595% VRN 3/06/28	$16,555	$16,472
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.000%
6.961% VRN 6/22/28	58,001	58,093
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.354% VRN 4/09/27	57,806	56,566
Jane Street Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.460% VRN 1/26/28	51,429	51,370
		166,029
Electric — 0.0%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%,
7.595% VRN 9/19/31	50,636	50,627
South Field LLC
Term Loan C, 3 mo. USD Term SOFR + 3.750%
8.354% VRN 8/29/31	822	824
Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.354% VRN 8/29/31	13,394	13,439
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 2.000%
6.845% VRN 12/20/30	9,919	9,918
		74,808
Electronics — 0.0%
II-VI, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.345% VRN 7/02/29	12,669	12,657
Engineering & Construction — 0.0%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500%
9.104% VRN 2/15/31	36,421	35,413
Entertainment — 0.1%
Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1 mo. USD Term SOFR + 2.000%
6.945% VRN 3/17/28	49,235	49,111
PENN Entertainment, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.705% VRN 5/03/29	22,067	22,100
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%, 3 mo. U.S. (Fed) Prime Rate + 3.750%,
9.871% VRN 8/13/31	53,314	52,914
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.750%
7.710% VRN 5/18/25	118,416	118,379
		242,504
Environmental Controls — 0.0%
Clean Harbors, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 1.750%
6.710% VRN 10/09/28	60,613	60,704

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Food — 0.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
8.710% VRN 10/01/25	$7,205	$6,963
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750%
9.595% VRN 5/01/31	55,276	55,276
		62,239
Hand & Machine Tools — 0.0%
Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.345% VRN 8/19/31	35,561	35,586
Health Care - Products — 0.0%
Bausch & Lomb Corp.
Term Loan, 1 mo. USD Term SOFR + 3.250%
8.270% VRN 5/10/27	31,190	31,046
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.000%
8.845% VRN 9/29/28	27,913	27,861
Medline Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.595% VRN 10/23/28	73,938	73,930
		132,837
Health Care - Services — 0.1%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.000%
7.034% VRN 2/22/28	132,109	131,944
Modivcare, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750%,
9.343% VRN 7/01/31	140,610	132,525
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.354% VRN 9/27/30	33,399	32,447
		296,916
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.357% VRN 7/31/28	20,432	20,402
Insurance — 0.1%
Acrisure LLC, 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.000%
7.961% VRN 2/16/27	95,285	94,862
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.210% VRN 2/19/28	171,526	171,185
Asurion LLC, 2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250%
8.210% VRN 12/23/26	79,794	79,703
		345,750
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.195% VRN 12/06/27	24,660	23,612
Buzz Finco LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.695% VRN 1/29/27	24,178	24,078
Gen Digital, Inc., 2021 Term Loan A, 1 mo. USD Term SOFR + 1.500%
6.445% VRN 9/10/27	71,920	71,732

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Match Group, Inc., 2020 Term Loan B, 3 mo. USD Term SOFR + 1.750%
6.714% VRN 2/13/27	$10,674	$10,634
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.095% VRN 5/03/28	17,474	17,351
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.750%
9.595% VRN 3/15/30	17,991	17,939
Research Now Group, Inc., 2024 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 5.500%
0.000% VRN 10/15/28	19,516	17,979
		183,325
Leisure Time — 0.0%
Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.945% VRN 6/30/28	15,527	14,712
Lodging — 0.0%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750%
6.605% VRN 11/08/30	11,519	11,513
Machinery - Diversified — 0.0%
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD Term SOFR + 4.000%
8.865% VRN 10/13/28	39,335	28,960
Media — 0.1%
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD Term SOFR + 2.500%
7.460% VRN 4/15/27	46,810	42,731
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
7.211% VRN 4/30/28	25,828	24,860
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.250%
8.656% VRN 3/31/31	150,000	143,083
		210,674
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%
8.604% - 8.845% VRN 11/17/29	21,877	21,762
Packaging & Containers — 0.1%
Berry Global, Inc., 2023 Term Loan AA, 3 mo. USD Term SOFR + 1.750%
7.316% VRN 7/01/29	224,464	225,007
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.704% VRN 10/01/27	97,222	92,320
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.095% VRN 5/05/28	162,885	162,667
		254,987
Real Estate Investment Trusts (REITS) — 0.1%
Healthpeak Properties, Inc.

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2024 Term Loan A3, 3 mo. USD Term SOFR + 0.850%
0.000% VRN 3/01/29	$204,135	$198,521
Term Loan A2, 1 mo. USD Term SOFR + 1.600%
6.455% VRN 2/22/27	101,146	98,871
Term Loan A1, 1 mo. USD Term SOFR + 1.600%
6.455% VRN 8/20/27	101,146	98,870
		396,262
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
6.595% VRN 9/20/30	54,162	53,563
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.879% VRN 3/15/28	38,715	38,812
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.115% VRN 4/17/28	232,200	182,625
Peer Holding III BV, 2024 USD Term Loan B5, 3 mo. USD Term SOFR + 3.000%
7.604% VRN 7/01/31	48,762	48,843
		323,843
Software — 0.2%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.095% VRN 2/15/29	233,861	232,156
Banff Merger Sub, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.005% VRN 7/30/31	41,519	41,408
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.854% VRN 7/06/29	40,000	39,547
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.366% VRN 8/14/25	131,802	125,194
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.845% VRN 1/31/31	27,184	26,980
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.000%
7.960% VRN 4/24/28	20,122	19,518
Renaissance Holding Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.095% VRN 4/05/30	32,080	32,048
		516,851
Telecommunications — 0.1%
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.500%
10.801% VRN 8/15/28	33,248	24,839
CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.000%
8.604% VRN 12/17/27	29,196	29,136
SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.850% VRN 1/25/31	34,437	34,445

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.250%
9.095% VRN 3/09/27	$111,123	$102,205
		190,625

TOTAL BANK LOANS (Cost $4,519,689)		4,394,859

CORPORATE DEBT — 16.1%
Aerospace & Defense — 0.1%
Boeing Co.
5.805% 5/01/50	335,000	323,650
6.528% 5/01/34 (b)	160,000	171,722
		495,372
Agriculture — 0.2%
BAT Capital Corp.
4.758% 9/06/49	34,000	29,341
5.650% 3/16/52	185,000	180,579
Imperial Brands Finance PLC
3.500% 7/26/26 (b)	225,000	220,524
Reynolds American, Inc.
5.850% 8/15/45	235,000	235,109
		665,553
Airlines — 0.2%
United Airlines Pass-Through Trust, Series 2023-1, Class A,
5.800% 7/15/37	650,142	682,329
Banks — 4.4%
Bank of America Corp.
1 day USD SOFR + 0.910% 1.658% VRN 3/11/27	290,000	278,753
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31	70,000	60,315
1 day USD SOFR + 1.060% 2.087% VRN 6/14/29	895,000	826,492
1 day USD SOFR + 1.050% 2.551% VRN 2/04/28	635,000	610,097
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32	75,000	65,763
1 day USD SOFR + 2.150% 2.592% VRN 4/29/31	55,000	49,876
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	470,000	457,217
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28	415,000	410,510
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	485,000	479,285
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32	105,000	92,287
1 day USD SOFR + 1.422% 2.976% VRN 11/05/30	150,000	139,592
3 mo. USD Term SOFR + 1.454% 4.075% VRN 4/23/29	525,000	519,850
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27	340,000	325,215
1 day USD SOFR + 0.818% 1.542% VRN 9/10/27	1,300,000	1,232,029
HSBC Holdings PLC 1 day USD SOFR + 1.732%
2.013% VRN 9/22/28	625,000	583,134
JP Morgan Chase & Co.
1 day USD SOFR + 0.885% 1.578% VRN 4/22/27	640,000	613,100
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29	1,500,000	1,387,776
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	230,000	213,074
1 day USD SOFR + 1.310% 5.012% VRN 1/23/30	125,000	128,200
JPMorgan Chase & Co. 1 day USD SOFR + 0.800%
1.045% VRN 11/19/26	95,000	91,288

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley
1 day USD SOFR + 0.560% 1.164% VRN 10/21/25	$1,300,000	$1,297,360
1 day USD SOFR + 0.879% 1.593% VRN 5/04/27	170,000	162,671
1 day USD SOFR + 1.020% 1.928% VRN 4/28/32	90,000	76,360
1 day USD SOFR + 1.178% 2.239% VRN 7/21/32	70,000	60,266
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33	100,000	89,325
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.933% 5.068% VRN 1/24/34	215,000	217,979
1 day USD SOFR + 1.902% 5.676% VRN 1/22/35	45,000	47,705
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34	85,000	97,323
Santander UK Group Holdings PLC
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	710,000	689,002
1 day USD SOFR + 0.989% 1.673% VRN 6/14/27	120,000	114,145
1 day USD SOFR + 1.220% 2.469% VRN 1/11/28	200,000	190,521
US Bancorp
1 day USD SOFR + 1.600% 4.839% VRN 2/01/34	330,000	329,768
1 day USD SOFR + 1.860% 5.678% VRN 1/23/35	45,000	47,700
1 day USD SOFR + 2.090% 5.850% VRN 10/21/33	55,000	58,667
Wells Fargo & Co.
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28	940,000	893,768
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	310,000	287,528
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33	285,000	260,540
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33	400,000	404,585
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29	240,000	249,697
		14,138,763
Beverages — 0.2%
Bacardi Ltd.
4.450% 5/15/25 (b)	485,000	482,839
Diageo Capital BV
1.875% 6/08/34 EUR (b) (d)	100,000	99,852
Pernod Ricard SA
3.625% 5/07/34 EUR (b) (d)	100,000	113,120
		695,811
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (b)	70,000	64,827
2.300% 11/01/30 (b)	570,000	499,903
3.268% 11/15/40 (b)	30,000	22,985
3.468% 12/01/50 (b)	65,000	46,136
4.375% 6/01/47	65,000	54,632
5.000% 9/26/48	170,000	156,503
		844,986
Commercial Services — 0.1%
Worldline SA, Convertible,
0.000% 7/30/26 EUR (b) (d)	160,000	161,629
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500% 1/15/25	1,000,000	995,179
Air Lease Corp.
5.850% 12/15/27	355,000	370,156
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (b)	389,000	363,250

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.875% 2/15/25 (b)	$335,000	$331,500
		2,060,085
Electric — 1.6%
Alpha Generation LLC
6.750% 10/15/32 (b)	55,000	55,775
Amprion GmbH
0.625% 9/23/33 EUR (b) (d)	100,000	88,035
Appalachian Power Co.
5.650% 4/01/34	870,000	914,830
Arizona Public Service Co.
6.350% 12/15/32	445,000	489,212
Duke Energy Carolinas LLC
4.000% 9/30/42	820,000	716,456
Duke Energy Florida LLC
5.875% 11/15/33	70,000	76,595
E.ON SE
3.500% 10/26/37 EUR (d)	100,000	109,806
Elia Group SA
3.875% 6/11/31 EUR (b) (d)	100,000	112,771
Elia Transmission Belgium SA
3.750% 1/16/36 EUR (b) (d)	100,000	113,454
Eurogrid GmbH
0.741% 4/21/33 EUR (b) (d)	100,000	89,759
Florida Power & Light Co.
3.990% 3/01/49	495,000	422,400
Jersey Central Power & Light Co.
6.400% 5/15/36	120,000	134,369
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,354,604
MVM Energetika Zrt
6.500% 3/13/31 (b)	200,000	207,682
Southwestern Electric Power Co.
3.250% 11/01/51	170,000	117,667
TenneT Holding BV
4.500% 10/28/34 EUR (b) (d)	145,000	177,303
		5,180,718
Electronics — 0.1%
Honeywell International, Inc.
3.750% 3/01/36 EUR (d)	145,000	163,720
4.125% 11/02/34 EUR (d)	140,000	164,671
		328,391
Entertainment — 0.6%
Warnermedia Holdings, Inc.
4.279% 3/15/32 (e)	415,000	368,658
5.050% 3/15/42	905,000	738,763
5.141% 3/15/52	990,000	763,562
		1,870,983
Food — 0.6%
ELO SACA
6.000% 3/22/29 EUR (b) (d)	200,000	206,400
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.375% 2/02/52	135,000	107,222

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.500% 12/01/52	$210,000	$224,006
6.750% 3/15/34 (b)	245,000	271,435
Mondelez International, Inc.
0.750% 3/17/33 EUR (d)	160,000	145,737
Pilgrim's Pride Corp.
3.500% 3/01/32 (b)	403,000	357,823
Smithfield Foods, Inc.
2.625% 9/13/31 (b)	635,000	538,081
		1,850,704
Gas — 0.3%
KeySpan Gas East Corp.
5.994% 3/06/33 (b)	630,000	660,526
National Gas Transmission PLC
4.250% 4/05/30 EUR (b) (d)	100,000	116,371
Piedmont Natural Gas Co., Inc.
5.100% 2/15/35	150,000	152,081
5.400% 6/15/33	155,000	162,156
		1,091,134
Health Care - Products — 0.1%
Medtronic Global Holdings SCA
3.375% 10/15/34 EUR (d)	100,000	113,160
Stryker Corp.
3.375% 9/11/32 EUR (d)	100,000	112,452
		225,612
Health Care - Services — 0.7%
Centene Corp.
3.000% 10/15/30	453,000	405,538
Cigna Group
3.400% 3/15/51	250,000	182,713
CommonSpirit Health
2.782% 10/01/30	290,000	263,828
Fortrea Holdings, Inc.
7.500% 7/01/30 (b)	50,000	50,328
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (b)	340,000	319,988
HCA, Inc.
3.500% 7/15/51	182,000	131,141
Kedrion SpA
6.500% 9/01/29 (b)	220,000	209,000
Lonza Finance International NV
3.875% 4/24/36 EUR (b) (d)	145,000	166,382
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (b) (e)	382,000	237,875
Universal Health Services, Inc.
1.650% 9/01/26	385,000	364,697
		2,331,490
Household Products & Wares — 0.1%
Central Garden & Pet Co.
5.125% 2/01/28	123,000	121,871

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Spectrum Brands, Inc.
3.875% 3/15/31 (b)	$383,000	$335,314
		457,185
Insurance — 0.5%
Athene Global Funding
1.985% 8/19/28 (b)	205,000	186,018
3.205% 3/08/27 (b)	135,000	129,523
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (b)	970,000	867,296
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (b)	225,000	164,597
4.270% 5/15/47 (b)	130,000	112,982
Willis North America, Inc.
2.950% 9/15/29	290,000	269,062
		1,729,478
Internet — 0.1%
Uber Technologies, Inc.
4.800% 9/15/34	325,000	324,550
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% 6/15/30 (b)	240,000	241,984
Machinery - Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (b)	90,000	36,900
Media — 0.9%
Cable One, Inc.
4.000% 11/15/30 (b) (e)	70,000	55,799
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	10,000	9,065
4.750% 3/01/30 (b)	30,000	27,595
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	560,000	357,497
3.750% 2/15/28	92,000	88,305
3.900% 6/01/52	314,000	205,872
4.800% 3/01/50	330,000	252,639
4.908% 7/23/25	48,000	47,921
5.375% 5/01/47	95,000	79,765
5.750% 4/01/48	280,000	244,518
CSC Holdings LLC
5.750% 1/15/30 (b)	53,000	27,435
6.500% 2/01/29 (b)	502,000	415,743
7.500% 4/01/28 (b)	32,000	21,390
11.750% 1/31/29 (b)	100,000	96,659
Time Warner Cable LLC
5.500% 9/01/41	535,000	463,881
5.875% 11/15/40	170,000	154,162
VZ Secured Financing BV
5.000% 1/15/32 (b)	420,000	386,502
		2,934,748

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 0.1%
Pertamina Persero PT
3.100% 8/27/30 (b)	$200,000	$183,560
Petroleos Mexicanos
5.950% 1/28/31 (e)	50,000	43,274
6.625% 6/15/35	300,000	244,952
Shell International Finance BV
3.750% 9/12/46	25,000	20,507
		492,293
Packaging & Containers — 0.5%
Amcor Finance USA, Inc.
3.625% 4/28/26	650,000	641,030
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (b) (e)	50,000	45,072
5.250% 8/15/27 (b)	295,000	219,891
5.250% 8/15/27 (b) (e)	70,000	52,178
Berry Global, Inc.
1.570% 1/15/26	394,000	379,134
1.650% 1/15/27	12,000	11,265
4.875% 7/15/26 (b)	154,000	153,754
		1,502,324
Pharmaceuticals — 0.8%
1375209 BC Ltd.
9.000% 1/30/28 (b) (e)	225,000	223,001
Bayer US Finance II LLC
4.375% 12/15/28 (b)	893,000	881,319
4.625% 6/25/38 (b)	795,000	722,727
4.875% 6/25/48 (b)	210,000	182,046
Grifols SA
3.875% 10/15/28 EUR (b) (d)	200,000	206,917
4.750% 10/15/28 (b) (e)	80,000	74,934
Johnson & Johnson
3.550% 6/01/44 EUR (d)	100,000	113,639
MSD Netherlands Capital BV
3.700% 5/30/44 EUR (d)	165,000	185,756
		2,590,339
Pipelines — 0.4%
Energy Transfer LP
4.950% 6/15/28	125,000	127,130
5.000% 5/15/50	35,000	31,620
5.150% 3/15/45	335,000	312,179
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (b)	154,852	137,240
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	181,000	177,882
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	270,000	255,159
Venture Global LNG, Inc.
9.500% 2/01/29 (b)	108,000	121,663
		1,162,873

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 0.1%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
4.750% 3/27/34 EUR (b) (d)	$140,000	$164,125
Real Estate — 0.3%
Annington Funding PLC
3.184% 7/12/29 GBP (b) (d)	200,000	241,425
3.685% 7/12/34 GBP (b) (d)	100,000	112,219
Blackstone Property Partners Europe Holdings SARL
1.625% 4/20/30 EUR (b) (d)	100,000	98,646
1.750% 3/12/29 EUR (b) (d)	200,000	204,547
Vonovia SE
0.750% 9/01/32 EUR (b) (d)	100,000	89,409
2.250% 4/07/30 EUR (b) (d)	100,000	105,304
		851,550
Real Estate Investment Trusts (REITS) — 1.4%
American Assets Trust LP
6.150% 10/01/34	295,000	298,406
American Homes 4 Rent LP
3.375% 7/15/51	205,000	144,281
American Tower Corp.
2.300% 9/15/31	356,000	306,323
2.700% 4/15/31	80,000	71,414
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (b) (d)	425,000	387,319
Extra Space Storage LP
2.350% 3/15/32	30,000	25,320
2.400% 10/15/31	76,000	65,382
2.550% 6/01/31	130,000	113,183
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	512,000	488,885
4.000% 1/15/31	75,000	70,307
Healthcare Realty Holdings LP
2.050% 3/15/31	67,000	55,104
2.400% 3/15/30	195,000	170,216
3.100% 2/15/30	95,000	87,289
3.625% 1/15/28	45,000	43,037
Hudson Pacific Properties LP
3.250% 1/15/30 (e)	416,000	315,405
3.950% 11/01/27	68,000	61,465
4.650% 4/01/29 (e)	135,000	112,109
5.950% 2/15/28	10,000	9,171
Invitation Homes Operating Partnership LP
2.000% 8/15/31	405,000	339,916
5.500% 8/15/33	65,000	66,921
LXP Industrial Trust
2.375% 10/01/31	430,000	360,124
Prologis Euro Finance LLC
4.625% 5/23/33 EUR (d)	310,000	371,647
Realty Income Corp.
5.125% 7/06/34 EUR (d)	270,000	331,757
Rexford Industrial Realty LP
2.150% 9/01/31	5,000	4,213
VICI Properties LP
4.950% 2/15/30	60,000	60,355

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (b)	$60,000	$57,464
4.125% 8/15/30 (b)	19,000	18,043
4.500% 1/15/28 (b)	48,000	47,350
4.625% 6/15/25 (b)	15,000	14,908
		4,497,314
Retail — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp.
5.875% 4/01/29 (b)	225,000	210,553
Michaels Cos., Inc.
5.250% 5/01/28 (b) (e)	170,000	125,478
Papa John's International, Inc.
3.875% 9/15/29 (b) (e)	200,000	185,097
		521,128
Savings & Loans — 0.1%
Nationwide Building Society 1 day USD SOFR + 1.290%
2.972% VRN 2/16/28 (b) (e)	215,000	207,328
Software — 0.0%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.750% 5/01/29 (b)	30,000	30,665
Open Text Corp.
6.900% 12/01/27 (b)	50,000	52,739
		83,404
Telecommunications — 0.3%
Altice France SA
8.125% 2/01/27 (b) (e)	65,000	53,153
Frontier Communications Holdings LLC
8.625% 3/15/31 (b)	109,000	117,512
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (b)	86,875	86,647
T-Mobile USA, Inc.
3.750% 4/15/27	375,000	370,493
4.700% 1/15/35	465,000	463,370
		1,091,175
Water — 0.1%
Suez SACA
2.875% 5/24/34 EUR (b) (d)	200,000	209,510

TOTAL CORPORATE DEBT (Cost $53,337,089)		51,721,768

MUNICIPAL OBLIGATIONS — 0.8%
California — 0.1%
California State University, Revenue Bonds, Series B,
2.374% 11/01/35	5,000	4,062
University of California, Revenue Bonds, Series BI,
2.247% 5/15/34	290,000	240,325
		244,387

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Jersey — 0.1%
Jersey City Municipal Utilities Authority, NJ, Revenue Bonds, Series B,
5.470% 5/15/27	$400,000	$408,938
New York — 0.6%
City of New York, NY, General Obligation, Series G1,
5.968% 3/01/36	500,000	542,836
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series G3,
2.450% 11/01/34	560,000	465,295
New York State Dormitory Authority, Revenue Bonds, Series H,
5.289% 3/15/33	750,000	762,883
		1,771,014

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,659,289)		2,424,339

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.3%
Commercial Mortgage-Backed Securities — 3.1%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.227% VRN 8/10/38 (b) (f)	620,000	594,316
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (b)	1,160,000	1,050,922
Series 2020-VIVA, Class D, 3.667% VRN 3/11/44 (b) (f)	780,000	700,145
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 7.211% FRN 6/15/27 (b)	692,000	693,944
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (b)	180,000	167,135
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (b) (f)	300,000	268,660
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 6.677% FRN 1/15/39 (b)	443,000	438,575
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, 1 mo. USD Term SOFR + 3.188%
8.285% FRN 3/15/35 (b)	894,000	890,651
Century Plaza Towers, Series 2019-CPT, Class A
2.865% 11/13/39 (b)	355,000	317,118
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	375,000	330,323
Grace Trust, Series 2020-GRCE, Class A
2.347% 12/10/40 (b)	900,000	775,684
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141%
7.237% FRN 5/15/41 (b)	601,000	601,562
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (b) (f)	375,000	341,286
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	385,000	356,197
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (b)	385,000	354,294
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	255,000	218,635
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	490,000	435,740
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (b) (f)	655,000	585,349
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class F, 1 mo. USD Term SOFR + 3.350%
8.447% FRN 1/15/39 (b)	630,000	600,383

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class E,
3.989% VRN 9/15/31 (b) (f)	$281,000	$270,611
		9,991,530
Home Equity Asset-Backed Securities — 2.2%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.819%
5.674% FRN 10/25/35	618,423	571,994
Countrywide Asset-Backed Certificates Trust, Series 2004-7, Class MF2,
4.128% VRN 10/25/34 (f)	1,434,255	1,374,181
GSAMP Trust, Series 2005-HE5, Class M3, 1 mo. USD Term SOFR + 0.804%
5.659% FRN 11/25/35	48,801	48,578
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4,
4.341% STEP 3/25/47	2,503,010	1,660,106
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 mo. USD Term SOFR + 0.334%
5.189% FRN 10/25/36	5,771,698	1,858,487
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694%
5.549% FRN 1/25/36	702,573	671,604
Saxon Asset Securities Trust, Series 2007-2, Class A2C, 1 mo. USD Term SOFR + 0.354%
5.209% FRN 5/25/47	1,420,457	1,006,072
		7,191,022
Other Asset-Backed Securities — 3.9%
Barings CLO Ltd., Series 2018-4A, Class A1R, 3 mo. USD Term SOFR + 1.150%
6.451% FRN 10/15/30 (b)	794,375	794,945
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.850%
7.135% FRN 10/25/30 (b)	800,000	800,078
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 3 mo. USD Term SOFR + 1.650%
6.242% FRN 10/15/30 (b)	700,000	700,124
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD Term SOFR + 1.162%
6.463% FRN 4/15/29 (b)	565,872	566,327
FirstKey Homes Trust, Series 2020-SFR2, Class E
2.668% 10/19/37 (b)	390,000	379,448
HPS Loan Management Ltd., Series 2021-16A, Class A1, 3 mo. USD Term SOFR + 1.402%
6.685% FRN 1/23/35 (b)	1,000,000	1,000,709
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 3 mo. USD Term SOFR + 1.180%
6.459% FRN 10/18/30 (b)	768,862	769,460
Magnetite XII Ltd., Series 2015-12A, Class AR4, 3 mo. USD Term SOFR + 1.150%
6.451% FRN 10/15/31 (b)	557,745	557,857
Magnetite XXV Ltd., Series 2020-25A, Class A, 3 mo. USD Term SOFR + 1.462%
6.746% FRN 1/25/32 (b)	724,223	724,611
OCP CLO Ltd., Series 2014-6A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
6.436% FRN 10/17/30 (b)	523,204	523,458
Progress Residential Trust

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-SFR2, Class F, 3.395% 4/19/38 (b)	$1,150,000	$1,115,217
Series 2021-SFR10, Class F, 4.608% 12/17/40 (b)	1,187,982	1,110,821
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130% 6.091% FRN 8/20/32 (b) (c)	1,600,000	1,600,283
Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.432% 6.714% FRN 7/20/34 (b)	850,000	851,267
TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 3 mo. USD Term SOFR + 1.140%
6.422% FRN 1/20/32 (b)	700,000	700,942
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (b)	444,000	429,535
		12,625,082
Student Loans Asset-Backed Securities — 1.2%
Access Group, Inc., Series 2015-1, Class A, 30 day USD SOFR Average + 0.814%
6.095% FRN 7/25/56 (b)	204,631	203,407
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 90 day USD SOFR Average + 0.462%
5.794% FRN 3/28/35	746,012	718,412
SLM Student Loan Trust
Series 2007-7, Class A4, 90 day USD SOFR Average + 0.592% 5.951% FRN 1/25/22	288,392	282,677
Series 2012-7, Class A3, 30 day USD SOFR Average + 0.764% 6.045% FRN 5/26/26	420,408	410,899
Series 2012-2, Class A, 30 day USD SOFR Average + 0.814% 6.095% FRN 1/25/29	489,698	477,800
Series 2012-1, Class A3, 30 day USD SOFR Average + 1.064% 6.345% FRN 9/25/28	394,437	389,624
Series 2008-6, Class A4, 90 day USD SOFR Average + 1.362% 6.721% FRN 7/25/23	511,284	506,887
Series 2008-5, Class B, 90 day USD SOFR Average + 2.112% 7.471% FRN 7/25/73	700,000	701,911
		3,691,617
Whole Loan Collateral Collateralized Mortgage Obligations — 5.9%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD Term SOFR + 2.428%
7.183% FRN 6/25/45	141,328	139,941
Angel Oak Mortgage Trust
Series 2021-7, Class A1, 1.978% VRN 10/25/66 (b) (f)	189,238	164,326
Series 2022-6, Class A1, 4.300% STEP 7/25/67 (b)	746,448	744,989
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
4.684% VRN 3/25/37 (f)	182,485	175,441
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 yr. CMT + 2.400%
7.230% FRN 10/25/35	130,891	132,633
COLT Mortgage Loan Trust, Series 2021-6, Class A1,
1.907% VRN 12/25/66 (b) (f)	587,118	530,420
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD Term SOFR + 0.534% 5.389% FRN 7/25/46	721,407	635,829
Series 2005-31, Class 2A1, 1 mo. USD Term SOFR + 0.714% 5.569% FRN 8/25/35	678,169	611,374
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (b) (f)	656,668	635,580

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1,
1.931% VRN 11/25/66 (b) (f)	$1,257,508	$1,103,129
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A3, 1 mo. USD Term SOFR + 0.614%
5.469% FRN 2/25/35	1,027,643	996,197
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 1 mo. USD Term SOFR + 0.669%
5.524% FRN 1/25/36	541,873	528,282
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
5.741% VRN 11/25/35 (f)	170,141	138,110
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1,
1.750% VRN 12/25/60 (b) (f)	1,299,425	1,212,031
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A
3.750% 10/25/57 (b)	479,726	470,223
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514%
5.856% FRN 11/19/36	1,456,674	1,170,613
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD Term SOFR + 0.634%
5.489% FRN 4/25/35	780,384	737,147
IndyMac Index Mortgage Loan Trust
Series 2005-AR19, Class A1, 3.846% VRN 10/25/35 (f)	604,488	464,854
Series 2006-AR27, Class 1A3, 1 mo. USD Term SOFR + 0.654% 5.509% FRN 10/25/36	1,148,212	504,134
JP Morgan Mortgage Trust, Series 2021-13, Class A3,
2.500% VRN 4/25/52 (b) (f)	1,521,939	1,281,936
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD Term SOFR + 1.184%
6.039% FRN 2/25/35	380,201	373,612
OBX Trust, Series 2021-J3, Class A1,
2.500% VRN 10/25/51 (b) (f)	1,613,779	1,356,268
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.864%
5.719% FRN 11/25/35	1,450,000	1,416,181
Structured Asset Mortgage Investments II Trust, Series 2006-AR8, Class A2, 1 mo. USD Term SOFR + 0.534%
5.389% FRN 10/25/36	1,477,499	1,332,852
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR15, Class A1A1, 1 mo. USD Term SOFR + 0.634% 5.489% FRN 11/25/45	1,372,115	1,280,055
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694% 5.549% FRN 10/25/45	241,160	232,533
Series 2005-AR2, Class 2A21, 1 mo. USD Term SOFR + 0.774% 5.629% FRN 1/25/45	197,177	197,335
Series 2006-1, Class 3A2, 5.750% 2/25/36	414,281	380,241
		18,946,266

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,960,169)		52,445,517

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Brazilian Government International Bond
6.125% 3/15/34	200,000	203,808
Colombia Government International Bond
3.125% 4/15/31	200,000	165,000
Dominican Republic International Bond
4.500% 1/30/30 (b)	200,000	190,957

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mexico Government International Bond
4.875% 5/19/33 (e)	$300,000	$287,399
Panama Government International Bond
6.400% 2/14/35	200,000	204,688
Paraguay Government International Bond
4.950% 4/28/31 (b)	200,000	199,437
Perusahaan Penerbit SBSN Indonesia III
2.550% 6/09/31 (b)	200,000	177,716
Republic of South Africa Government International Bond
5.875% 4/20/32	250,000	249,094
Romanian Government International Bond
3.000% 2/14/31 (b)	110,000	95,946
		1,774,045

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,783,695)		1,774,045

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (g) — 38.2%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. REMICS
Series 4818, Class CA, 3.000% 4/15/48	124,727	112,675
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,707,872	1,439,267
Series 4846, Class PA, 4.000% 6/15/47	26,785	26,619
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	222,056	200,891
Series 2018-57, Class QA, 3.500% 5/25/46	27,589	27,350
Government National Mortgage Association REMICS
Series 2018-124, Class NW, 3.500% 9/20/48	213,257	198,107
Series 2019-15, Class GT, 3.500% 2/20/49	133,999	124,340
Series 2024-97, Class FW, 30 day USD SOFR Average + 1.150% 6.495% FRN 6/20/54	298,898	298,553
Series 2024-30, Class AF, 30 day USD SOFR Average + 1.250% 6.500% FRN 2/20/54	491,192	491,064
		2,918,866
Pass-Through Securities — 37.0%
Federal Home Loan Mortgage Corp.
Pool #QD7213 2.000% 2/01/52	1,960,856	1,623,945
Pool #SD8199 2.000% 3/01/52	1,184,240	980,765
Pool #QE0312 2.000% 4/01/52	1,098,280	908,545
Pool #RA4179 2.500% 12/01/50	1,502,136	1,297,781
Pool #SD8194 2.500% 2/01/52	1,454,669	1,257,681
Pool #RA6815 2.500% 2/01/52	1,977,972	1,718,155
Pool #SD8205 2.500% 4/01/52	1,581,404	1,366,266
Pool #SD8212 2.500% 5/01/52	1,544,826	1,334,663
Pool #G08710 3.000% 6/01/46	84,885	77,818
Pool #ZM1779 3.000% 9/01/46	431,187	394,844
Pool #G08726 3.000% 10/01/46	639,757	586,497
Pool #G08732 3.000% 11/01/46	233,292	213,725
Pool #G08741 3.000% 1/01/47	646,223	592,021
Pool #QD8259 3.000% 3/01/52	1,768,494	1,592,495
Pool #SD8220 3.000% 6/01/52	2,286,684	2,053,219
Pool #G07848 3.500% 4/01/44	996,502	956,908
Pool #G60023 3.500% 4/01/45	918,934	879,068
Pool #G08711 3.500% 6/01/46	277,223	262,597
Pool #G08716 3.500% 8/01/46	389,641	369,084

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67700 3.500% 8/01/46	$461,096	$439,507
Pool #G08722 3.500% 9/01/46	68,059	64,468
Pool #G08742 3.500% 1/01/47	318,202	301,116
Pool #G08757 3.500% 4/01/47	81,378	77,008
Pool #ZA5103 3.500% 12/01/47	3,053	2,880
Pool #G67707 3.500% 1/01/48	1,675,266	1,598,399
Pool #G08800 3.500% 2/01/48	28,250	26,680
Pool #G08816 3.500% 6/01/48	224,825	212,121
Pool #G61556 3.500% 8/01/48	385,534	365,556
Pool #G60344 4.000% 12/01/45	492,896	484,029
Pool #G67711 4.000% 3/01/48	541,732	530,462
Pool #G67713 4.000% 6/01/48	2,246	2,193
Pool #SD3246 4.000% 8/01/52	1,675,534	1,609,590
Pool #RA7921 4.000% 9/01/52	1,570,386	1,513,954
Pool #SD5321 4.000% 10/01/52	1,682,093	1,616,915
Pool #SD5323 4.000% 1/01/54	872,650	838,291
Pool #G08843 4.500% 10/01/48	103,371	103,216
Pool #SD2322 4.500% 9/01/52	481,651	473,631
Pool #SD8275 4.500% 12/01/52	2,144,553	2,108,846
Pool #SD2730 4.500% 4/01/53	1,408,660	1,385,205
Pool #G08833 5.000% 7/01/48	69,753	70,976
Pool #G08844 5.000% 10/01/48	63,506	64,620
Federal National Mortgage Association
Pool #MA4176 2.000% 11/01/40	1,116,344	977,910
Pool #MA4333 2.000% 5/01/41	166,644	145,667
Pool #MA4158 2.000% 10/01/50	931,043	774,855
Pool #BQ6913 2.000% 12/01/51	2,081,282	1,723,679
Pool #MA4492 2.000% 12/01/51	1,595,352	1,321,240
Pool #BQ7006 2.000% 1/01/52	3,299,915	2,732,928
Pool #CB2802 2.000% 2/01/52	1,041,679	867,256
Pool #MA4562 2.000% 3/01/52	3,931,479	3,255,978
Pool #FS1598 2.000% 4/01/52	1,495,232	1,238,323
Pool #FS8510 2.000% 10/01/52	1,088,396	901,389
Pool #MA4512 2.500% 1/01/52	1,538,522	1,329,506
Pool #MA4548 2.500% 2/01/52	1,477,028	1,277,012
Pool #MA4563 2.500% 3/01/52	1,510,347	1,304,876
Pool #MA1607 3.000% 10/01/33	221,012	213,020
Pool #MA3811 3.000% 10/01/49	189,256	170,170
Pool #CB2430 3.000% 12/01/51	2,657,215	2,391,110
Pool #CB2545 3.000% 1/01/52	1,526,543	1,373,668
Pool #BV8477 3.000% 5/01/52	511,741	460,773
Pool #AB4262 3.500% 1/01/32	178,605	175,692
Pool #MA1512 3.500% 7/01/33	94,009	92,065
Pool #MA1148 3.500% 8/01/42	569,634	542,855
Pool #CA0996 3.500% 1/01/48	110,381	104,545
Pool #MA3305 3.500% 3/01/48	21,696	20,461
Pool #BL1132 3.730% 1/01/29	920,000	906,383
Pool #MA1146 4.000% 8/01/42	234,193	229,399
Pool #AS9830 4.000% 6/01/47	108,093	105,256
Pool #MA3027 4.000% 6/01/47	164,011	159,706
Pool #AS9972 4.000% 7/01/47	99,580	96,966
Pool #FS4947 4.000% 1/01/53	846,186	813,398
Pool #931504 4.500% 7/01/39	33,624	33,907
Pool #CA1710 4.500% 5/01/48	366,977	366,142
Pool #CA1711 4.500% 5/01/48	115,655	115,392
Pool #CA2208 4.500% 8/01/48	206,968	206,432
Pool #MA4701 4.500% 8/01/52	612,333	602,138
Pool #MA4733 4.500% 9/01/52	388,143	381,680

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CB4800 4.500% 10/01/52	$1,975,638	$1,942,743
Pool #BW9897 4.500% 10/01/52	669,572	658,392
Pool #FS4701 4.500% 4/01/53	1,645,213	1,617,820
Pool #AD6374 5.000% 5/01/40	6,956	7,144
Pool #AI2733 5.000% 5/01/41	78,246	80,438
Pool #MA4978 5.000% 4/01/53	157,836	157,861
Pool #FS7252 5.000% 11/01/53	987,175	986,409
Pool #977014 5.500% 5/01/38	7,297	7,596
Pool #985524 5.500% 6/01/38	11,925	12,429
Pool #988578 5.500% 8/01/38	72,839	76,007
Pool #995482 5.500% 1/01/39	46,435	48,364
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	498,633	458,541
Pool #MA4718 3.000% 9/20/47	54,088	49,671
Pool #MA4836 3.000% 11/20/47	189,321	173,862
Pool #MA6209 3.000% 10/20/49	166,435	148,632
Pool #MA3521 3.500% 3/20/46	192,869	183,422
Pool #MA3597 3.500% 4/20/46	60,054	57,113
Pool #MA3663 3.500% 5/20/46	87,501	83,215
Pool #MA3937 3.500% 9/20/46	72,095	68,519
Pool #MA4127 3.500% 12/20/46	264,221	250,866
Pool #MA4262 3.500% 2/20/47	267,832	254,211
Pool #MA4382 3.500% 4/20/47	68,498	64,993
Pool #MA4719 3.500% 9/20/47	84,181	79,848
Pool #MA4837 3.500% 11/20/47	174,500	165,517
Pool #MA4900 3.500% 12/20/47	627,452	594,955
Pool #MA4653 4.000% 8/20/47	33,229	32,463
Pool #MA4838 4.000% 11/20/47	137,626	134,283
Pool #MA4901 4.000% 12/20/47	60,496	59,027
Pool #MA5078 4.000% 3/20/48	204,541	199,572
Pool #MA5466 4.000% 9/20/48	228,292	222,604
Pool #MA5399 4.500% 8/20/48	413,767	412,323
Pool #MA8347 4.500% 10/20/52	1,707,712	1,687,346
Pool #MA3666 5.000% 5/20/46	70,008	71,707
Pool #MA4199 5.000% 1/20/47	71,519	73,161
Pool #MA4454 5.000% 5/20/47	110,686	113,588
Pool #MA4722 5.000% 9/20/47	122,537	125,520
Government National Mortgage Association II, TBA
2.500% 10/20/54 (c)	4,850,000	4,272,053
4.000% 10/20/54 (c)	3,500,000	3,384,014
4.500% 10/20/54 (c)	3,150,000	3,109,882
5.000% 10/20/54 (c)	4,075,000	4,082,515
5.500% 10/20/54 (c)	2,450,000	2,473,730
Uniform Mortgage-Backed Security, TBA
2.000% 10/01/54 (c)	2,875,000	2,377,266
2.500% 10/01/54 (c)	3,500,000	3,020,254
3.000% 10/01/54 (c)	1,825,000	1,637,937
3.500% 10/01/54 (c)	6,900,000	6,427,511
4.000% 10/01/54 (c)	3,175,000	3,049,116
4.500% 10/01/54 (c)	3,875,000	3,809,458
5.000% 10/01/54 (c)	5,200,000	5,195,938
5.500% 10/01/54 (c)	4,525,000	4,577,851
		118,545,204
Whole Loans — 0.3%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%
8.780% FRN 3/25/42 (b)	1,000,000	1,051,163

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $124,593,888)		$122,515,233

U.S. TREASURY OBLIGATIONS — 40.1%
U.S. Treasury Bonds & Notes — 40.1%
U.S. Treasury Bonds
4.125% 8/15/44 (e)	18,555,000	18,409,980
4.250% 8/15/54	14,893,000	15,209,378
4.625% 5/15/44	1,100,000	1,166,020
U.S. Treasury Notes
3.375% 9/15/27	11,200,000	11,143,119
3.500% 9/30/26	14,200,000	14,160,074
3.500% 9/30/29	46,660,000	46,521,406
3.750% 8/31/26 (e)	1,824,000	1,826,810
3.875% 8/15/34	20,207,000	20,349,152
		128,785,939

TOTAL U.S. TREASURY OBLIGATIONS (Cost $128,504,639)		128,785,939

TOTAL BONDS & NOTES (Cost $368,358,458)		364,061,700

	Number of Shares
EQUITIES — 0.1%
COMMON STOCK — 0.1%
Communication Services — 0.1%
Intelsat SA (h)	7,225	222,624

TOTAL COMMON STOCK (Cost $676,994)		222,624

TOTAL EQUITIES (Cost $676,994)		222,624

TOTAL LONG-TERM INVESTMENTS (Cost $369,035,452)		364,284,324

SHORT-TERM INVESTMENTS — 4.9%
Investment of Cash Collateral from Securities Loaned — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	7,219,818	7,219,818

	Principal Amount
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (j)	$8,785,957	8,785,957
U.S. Treasury Bill — 0.0%
U.S. Treasury Bills
5.301% 11/12/24 (e) (k)	25,000	24,863

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $16,030,625)		$16,030,638

TOTAL INVESTMENTS — 118.5% (Cost $385,066,077) (l)		380,314,962

Other Assets/(Liabilities) — (18.5)%		(59,309,055)

NET ASSETS — 100.0%		$321,005,907

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
PIK	Payment in kind
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $17,522 or 0.01% of net assets.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $47,985,119 or 14.95% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $18,735,464 or 5.84% of net assets. The Fund received $11,953,995 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	Non-income producing security.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $8,786,328. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $8,961,867.
(k)	The rate shown represents yield-to-maturity.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	10/02/24	EUR	101,085	USD	112,635	$(112)
Bank of America N.A.	10/11/24	EUR	83,000	USD	90,089	2,335
Bank of America N.A.	10/11/24	USD	501,866	EUR	453,000	(2,570)
Bank of New York	10/11/24	USD	16,710	EUR	15,000	7
Citibank N.A.	10/11/24	EUR	714,000	USD	781,971	13,100
Citibank N.A.	10/11/24	USD	342,197	GBP	267,000	(14,768)
Citibank N.A.	10/11/24	USD	4,177,807	EUR	3,840,000	(98,213)
Goldman Sachs International	10/11/24	EUR	111,000	USD	120,522	3,082
Goldman Sachs International	10/11/24	USD	933,132	EUR	840,000	(2,247)
						$(99,386)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra 10 Year	12/19/24	6	$707,775	$2,006
U.S. Treasury Ultra Bond	12/19/24	2	266,784	(596)
U.S. Treasury Note 2 Year	12/31/24	430	89,304,988	239,153
				$240,563
Short
Euro-BOBL	12/06/24	6	$(794,848)	$(6,954)
Euro-Bund	12/06/24	20	(2,985,764)	(17,958)
Euro-Buxl 30 Year Bond	12/06/24	3	(454,428)	(672)
UK Long Gilt	12/27/24	2	(265,685)	2,493
				$(23,091)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.520%	Annually	12-Month USD SOFR	Annually	12/20/53	USD	2,201,000	$(81,647)	$—	$(81,647)

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund (the ''Trust'') is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ''Fund'' or collectively as the ''Funds''):

MML Conservative Allocation Fund ("Conservative Allocation Fund")

MML Balanced Allocation Fund ("Balanced Allocation Fund")

MML Moderate Allocation Fund ("Moderate Allocation Fund")

MML Growth Allocation Fund ("Growth Allocation Fund")

MML Aggressive Allocation Fund ("Aggressive Allocation Fund")

MML American Funds Growth Fund

MML American Funds Core Allocation Fund

MML Blue Chip Growth Fund ("Blue Chip Growth Fund")

MML Equity Income Fund ("Equity Income Fund")

MML Equity Index Fund ("Equity Index Fund")

MML Focused Equity Fund ("Focused Equity Fund")

MML Foreign Fund ("Foreign Fund")

MML Fundamental Equity Fund ("Fundamental Equity Fund")

MML Fundamental Value Fund ("Fundamental Value Fund")

MML Global Fund ("Global Fund")

MML Income & Growth Fund ("Income & Growth Fund")

MML International Equity Fund ("International Equity Fund")

MML Large Cap Growth Fund ("Large Cap Growth Fund")

MML Managed Volatility Fund ("Managed Volatility Fund")

MML Mid Cap Growth Fund ("Mid Cap Growth Fund")

MML Mid Cap Value Fund ("Mid Cap Value Fund")

MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund")

MML Small Company Value Fund ("Small Company Value Fund")

MML Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund")

MML Sustainable Equity Fund ("Sustainable Equity Fund")

MML Total Return Bond Fund ("Total Return Bond Fund")

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company ("MassMutual") and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are "funds of funds" series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the "Allocation Funds") invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC ("MML Advisers") and non-affiliated mutual funds (together, the "MML Underlying Funds").

MML American Funds Growth Fund (the "Feeder Fund") invests all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (the "Master Fund"). The Master Fund is an open-end investment company and organized as a Massachusetts business trust. The Feeder Fund has an investment objective that is consistent with the Master Fund. The Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the "American Underlying Funds" and collectively with the MML Underlying Funds, the "Underlying Funds").

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE's scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund's securities in accordance with MML Advisers' fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund's net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund's assets may still be affected on such days to the extent that a Fund or an Underlying Fund or the Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of the Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information ("SAIs") for the Underlying Funds and the Master Fund, as applicable, explain the valuation methods for the Underlying Funds and the Master Fund, including the circumstances under which the Underlying Funds or the Master Fund, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission's ("SEC") EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds' "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund's assets will be subject to fair valuation in accordance with MML Advisers' fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or the Master Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company's capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Focused Equity Fund and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2024. The Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of September 30, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2024, for the remaining Funds' investments:

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$484,501,264	$1,013,621	$504,593	$486,019,478
Preferred Stock	—	—	1,082,625	1,082,625
Corporate Debt	—	1,170,844	—	1,170,844
Exchange-Traded Funds	7,461,039	—	—	7,461,039
Short-Term Investments	832,336	2,797,848	—	3,630,184
Total Investments	$492,794,639	$4,982,313	$1,587,218	$499,364,170

Equity Income Fund

Asset Investments
Common Stock	$332,731,916	$11,004,072	*	$—	$343,735,988
Preferred Stock	739,674	1,632,881	*	—	2,372,555
Short-Term Investments	1,324,864	2,408,642		—	3,733,506
Total Investments	$334,796,454	$15,045,595		$—	$349,842,049

Equity Index Fund

Asset Investments
Common Stock	$637,647,869	$—	$—	$637,647,869
Short-Term Investments	—	3,626,870	—	3,626,870
Total Investments	$637,647,869	$3,626,870	$—	$641,274,739

Asset Derivatives
Futures Contracts	$77,647	$—	$—	$77,647

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$7,903,926	$—	$7,903,926
Belgium	693,681	5,051,571	—	5,745,252
Brazil	—	426,071	—	426,071
Canada	981,511	—	—	981,511
China	—	1,522,368	—	1,522,368
Denmark	—	619,181	—	619,181
France	—	15,511,143	—	15,511,143
Germany	—	17,937,026	—	17,937,026
Hong Kong	—	2,238,058	—	2,238,058
Ireland	2,131,200	1,420,490	—	3,551,690
Israel	1,658,166	—	—	1,658,166
Italy	—	508,920	—	508,920
Japan	—	34,341,716	—	34,341,716
Luxembourg	—	2,653,282	—	2,653,282
Netherlands	—	5,657,672	—	5,657,672
Norway	—	1,597,634	—	1,597,634
Republic of Korea	—	2,365,028	—	2,365,028
Singapore	—	2,466,844	—	2,466,844
Sweden	—	5,151,083	—	5,151,083
Switzerland	—	4,561,446	—	4,561,446
United Kingdom	—	26,563,647	—	26,563,647
United States	4,792,720	16,502,162	—	21,294,882
Preferred Stock*
Germany	—	939,625	—	939,625
Short-Term Investments	5,415,947	9,884,221	—	15,300,168
Total Investments	$15,673,225	$165,823,114	$—	$181,496,339

Fundamental Equity Fund

Asset Investments
Common Stock	$145,945,873	$1,728,947	*	$—	$147,674,820
Short-Term Investments	—	1,164,323		—	1,164,323
Total Investments	$145,945,873	$2,893,270		$—	$148,839,143

Fundamental Value Fund

Asset Investments
Common Stock	$175,611,009	$—	$—	$175,611,009
Short-Term Investments	1,076,794	2,366,972	—	3,443,766
Total Investments	$176,687,803	$2,366,972	$—	$179,054,775

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Austria	$—	$837,804	$—	$837,804
Canada	4,199,868	—	—	4,199,868
Denmark	—	1,038,088	—	1,038,088
France	—	11,535,005	—	11,535,005
Germany	—	4,281,902	—	4,281,902
Ireland	1,693,523	—	—	1,693,523
Israel	1,870,643	—	—	1,870,643
Japan	—	3,412,098	—	3,412,098
Mexico	294,031	—	—	294,031
Netherlands	—	2,807,238	—	2,807,238
Republic of Korea	—	1,125,308	—	1,125,308
Spain	—	4,562,251	—	4,562,251
Sweden	—	562,036	—	562,036
Switzerland	—	5,246,756	—	5,246,756
United Kingdom	—	10,319,419	—	10,319,419
United States	67,998,991	9,855,660	—	77,854,651
Short-Term Investments	2,373,175	818,751	—	3,191,926
Total Investments	$78,430,231	$56,402,316	$—	$134,832,547

Income & Growth Fund

Asset Investments
Common Stock	$145,693,190	$—	$—	$145,693,190
Short-Term Investments	2,921,792	2,385,737	—	5,307,529
Total Investments	$148,614,982	$2,385,737	$—	$151,000,719

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$3,261,965	$—	$3,261,965
Belgium	614,301	1,867,818	—	2,482,119
Canada	7,430,540	—	—	7,430,540
China	—	6,515,982	—	6,515,982
Denmark	—	6,892,319	—	6,892,319
France	—	37,462,761	—	37,462,761
Germany	—	33,709,114	—	33,709,114
Hong Kong	—	5,319,934	—	5,319,934
India	1,976,458	519,747	—	2,496,205
Indonesia	—	397,541	—	397,541
Ireland	—	1,540,991	—	1,540,991
Israel	1,666,842	—	—	1,666,842
Italy	3,337,108	5,604,993	—	8,942,101
Japan	—	28,886,142	—	28,886,142
Luxembourg	—	1,191,540	—	1,191,540
Netherlands	—	5,993,041	—	5,993,041
Portugal	—	1,227,879	—	1,227,879
Republic of Korea	—	2,433,478	—	2,433,478
Singapore	—	2,211,428	—	2,211,428
Spain	—	2,638,181	—	2,638,181
Sweden	—	2,410,403	—	2,410,403
Switzerland	—	18,789,946	—	18,789,946
Taiwan	3,119,982	—	—	3,119,982
United Kingdom	—	24,072,071	—	24,072,071
United States	4,998,242	18,681,785	—	23,680,027
Preferred Stock*
Republic of Korea	—	1,184,173	—	1,184,173
Short-Term Investments	529,301	3,733,059	—	4,262,360
Total Investments	$23,672,774	$216,546,291	$—	$240,219,065

Large Cap Growth Fund

Asset Investments
Common Stock	$216,782,770	$—	$—	$216,782,770
Short-Term Investments	2,057,060	1,736,758	—	3,793,818
Total Investments	$218,839,830	$1,736,758	$—	$220,576,588

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Volatility Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$101,150,260	$—	$—		$101,150,260
Corporate Debt	—	—	—	+	—
Purchased Options	621,475	—	—		621,475
Rights	—	—	—	+	—
Short-Term Investments	—	1,663,797	—		1,663,797
Total Investments	$101,771,735	$1,663,797	$—		$103,435,532

Liability Derivatives
Written Options	$(1,562,981)	$—	$—		$(1,562,981)

Mid Cap Growth Fund

Asset Investments
Common Stock	$324,206,619	$—	$—	$324,206,619
Preferred Stock	—	—	784,288	784,288
Short-Term Investments	245,258	12,434,095	—	12,679,353
Total Investments	$324,451,877	$12,434,095	$784,288	$337,670,260

Mid Cap Value Fund

Asset Investments
Common Stock	$242,610,688	$21,385,729	*	$—	$263,996,417
Preferred Stock	—	1,945,775	*	—	1,945,775
Short-Term Investments	48,575	4,428,275		—	4,476,850
Total Investments	$242,659,263	$27,759,779		$—	$270,419,042

Asset Derivatives
Forward Contracts	$—	$3,343		$—	$3,343

Liability Derivatives
Forward Contracts	$—	$(20,795)		$—	$(20,795)

Small Cap Growth Equity Fund

Asset Investments
Common Stock	$153,704,466	$—	$—	$153,704,466
Exchange-Traded Funds	319,280	—	—	319,280
Short-Term Investments	175,878	2,371,004	—	2,546,882
Total Investments	$154,199,624	$2,371,004	$—	$156,570,628

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$67,241,700	$462,964	*	$—	$67,704,664
Short-Term Investments	359,706	567,272		—	926,978
Total Investments	$67,601,406	$1,030,236		$—	$68,631,642

Liability Derivatives
Forward Contracts	$—	$(2,375)		$—	$(2,375)

Sustainable Equity Fund

Asset Investments
Common Stock	$146,171,111	$1,704,904	*	$—	$147,876,015
Exchange-Traded Funds	198,426	—		—	198,426
Short-Term Investments	—	327,630		—	327,630
Total Investments	$146,369,537	$2,032,534		$—	$148,402,071

Asset Derivatives
Forward Contracts	$—	$2,168		$—	$2,168

Liability Derivatives
Forward Contracts	$—	$(260)		$—	$(260)

Notes to Portfolio of Investments (Unaudited) (Continued)

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$4,394,859	$—	$4,394,859
Corporate Debt	—	51,721,768	—	51,721,768
Municipal Obligations	—	2,424,339	—	2,424,339
Non-U.S. Government Agency Obligations	—	52,445,517	—	52,445,517
Sovereign Debt Obligations	—	1,774,045	—	1,774,045
U.S. Government Agency Obligations and Instrumentalities	—	122,515,233	—	122,515,233
U.S. Treasury Obligations	—	128,785,939	—	128,785,939
Common Stock	222,624	—	—	222,624
Short-Term Investments	7,219,818	8,810,820	—	16,030,638
Total Investments	$7,442,442	$372,872,520	$—	$380,314,962

Asset Derivatives
Forward Contracts	$—	$18,524	$—	$18,524
Futures Contracts	243,652	—	—	243,652
Total	$243,652	$18,524	$—	$262,176

Liability Derivatives
Forward Contracts	$—	$(117,910)	$—	$(117,910)
Futures Contracts	(26,180)	—	—	(26,180)
Swap Agreements	—	(81,647)	—	(81,647)
Total	$(26,180)	$(199,557)	$—	$(225,737)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of September 30, 2024.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the SEC's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds' securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2024, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or the Master Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Code, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$271,492,349	$6,790,540	$(16,854,481)	$(10,063,941)
Balanced Allocation Fund	323,886,604	10,956,800	(19,000,307)	(8,043,507)
Moderate Allocation Fund	1,096,928,941	43,323,036	(49,505,805)	(6,182,769)
Growth Allocation Fund	958,512,922	48,186,839	(37,051,658)	11,135,181
Aggressive Allocation Fund	128,588,049	5,955,543	(2,772,686)	3,182,857
MML American Funds Growth Fund	212,281,151	68,332,041	–	68,332,041
MML American Funds Core Allocation Fund	549,328,221	95,142,192	(18,999,181)	76,143,011
Blue Chip Growth Fund	289,543,817	219,858,235	(10,037,882)	209,820,353
Equity Income Fund	262,312,545	94,568,231	(7,038,727)	87,529,504
Equity Index Fund	285,773,760	368,318,192	(12,817,213)	355,500,979
Focused Equity Fund	221,698,708	61,874,789	(617,345)	61,257,444
Foreign Fund	159,758,769	33,985,994	(12,248,424)	21,737,570
Fundamental Equity Fund	110,620,445	39,974,258	(1,755,560)	38,218,698
Fundamental Value Fund	139,066,766	41,032,138	(1,044,129)	39,988,009
Global Fund	104,315,203	33,237,699	(2,720,355)	30,517,344
Income & Growth Fund	117,390,910	35,998,784	(2,388,975)	33,609,809
International Equity Fund	215,047,495	41,785,248	(16,613,678)	25,171,570
Large Cap Growth Fund	147,779,593	81,315,342	(8,518,347)	72,796,995
Managed Volatility Fund	56,830,250	48,964,274	(2,358,992)	46,605,282
Mid Cap Growth Fund	262,515,284	85,377,712	(10,222,736)	75,154,976
Mid Cap Value Fund	255,646,279	26,507,255	(11,734,492)	14,772,763
Small Cap Growth Equity Fund	122,229,101	42,319,432	(7,977,905)	34,341,527
Small Company Value Fund	64,218,670	9,501,207	(5,088,235)	4,412,972
Small/Mid Cap Value Fund	122,685,306	21,571,757	(8,508,071)	13,063,686
Sustainable Equity Fund	98,014,310	52,873,568	(2,485,807)	50,387,761
Total Return Bond Fund	385,066,077	3,803,333	(8,554,448)	(4,751,115)

4. New Accounting Pronouncements

In December 2022, FASB issued Accounting Standards Update 2022-06, ``Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848'' (``ASU 2022-06''). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management has evaluated ASU 2022-06 and there is no material impact on the financial statements.